MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (8.0%)
Activision Blizzard, Inc.	94,906	8,123,005
Alphabet, Inc. Cl A*	793,697	82,330,190
Alphabet, Inc. Cl C*	691,907	71,958,328
AT&T, Inc.	949,877	18,285,132
Charter Communications, Inc. Cl A*	14,036	5,019,414
Comcast Corp. Cl A	560,573	21,251,322
DISH Network Corp. Cl A*	33,495	312,508
Electronic Arts, Inc.	34,716	4,181,542
Fox Corp. Cl A	39,567	1,347,256
Fox Corp. Cl B	18,368	575,102
Interpublic Group of Cos., Inc.	51,775	1,928,101
Live Nation Entertainment, Inc.*	18,997	1,329,790
Match Group, Inc.*	37,220	1,428,876
Meta Platforms, Inc. Cl A*	296,605	62,862,464
Netflix, Inc.*	59,347	20,503,202
News Corp. Cl A	50,954	879,976
News Corp. Cl B	15,708	273,790
Omnicom Group, Inc.	27,014	2,548,501
Paramount Global Cl B	67,300	1,501,463
Take-Two Interactive Software, Inc.*	21,129	2,520,690
T-Mobile US, Inc.*	78,930	11,432,221
Verizon Communications, Inc.	559,676	21,765,800
Walt Disney Co.*	243,440	24,375,647
Warner Bros Discovery, Inc.*	294,483	4,446,693

		371,181,013

CONSUMER DISCRETIONARY (10.0%)
Advance Auto Parts, Inc.	7,896	960,233
Amazon.com, Inc.*	1,188,029	122,711,515
Aptiv PLC*	36,107	4,050,844
AutoZone, Inc.*	2,501	6,147,833
Bath & Body Works, Inc.	30,439	1,113,459
Best Buy Co., Inc.	26,242	2,053,961
Booking Hldgs., Inc.*	5,169	13,710,307
BorgWarner, Inc.	31,200	1,532,232
Caesars Entertainment, Inc.*	28,593	1,395,624
CarMax, Inc.*	21,058	1,353,608
Carnival Corp.*	133,544	1,355,472
Chipotle Mexican Grill, Inc. Cl A*	3,680	6,286,507
Darden Restaurants, Inc.	16,218	2,516,385
Domino’s Pizza, Inc.	4,717	1,555,997
DR Horton, Inc.	41,642	4,068,007
eBay, Inc.	72,315	3,208,617
Etsy, Inc.*	16,749	1,864,666
Expedia Group, Inc.*	19,699	1,911,394
Ford Motor Co.	521,757	6,574,138
Garmin Ltd.	20,433	2,062,098
General Motors Co.	185,849	6,816,941
Genuine Parts Co.	18,785	3,142,918
Hasbro, Inc.	17,301	928,891
Hilton Worldwide Hldgs., Inc.	35,507	5,001,871
Home Depot, Inc.	135,817	40,082,313
Las Vegas Sands Corp.*	43,794	2,515,965
Lennar Corp. Cl A	33,787	3,551,352
LKQ Corp.	33,824	1,919,850
Lowe’s Cos., Inc.	80,583	16,114,183
Marriott International, Inc. Cl A	35,855	5,953,364
McDonald’s Corp.	97,603	27,290,775
MGM Resorts International	41,929	1,862,486
Mohawk Industries, Inc.*	7,027	704,246
Newell Brands, Inc.	50,156	623,941
NIKE, Inc. Cl B	165,997	20,357,872
Norwegian Cruise Line Hldgs. Ltd.*	56,155	755,285
NVR, Inc.*	403	2,245,593
O’Reilly Automotive, Inc.*	8,309	7,054,175
Pool Corp.	5,204	1,782,058
PulteGroup, Inc.	30,063	1,752,072
Ralph Lauren Corp. Cl A	5,477	639,002
Ross Stores, Inc.	45,891	4,870,412
Royal Caribbean Cruises Ltd.*	29,251	1,910,090
Starbucks Corp.	153,156	15,948,134
Tapestry, Inc.	31,459	1,356,197

MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

Tesla, Inc.*	358,401	74,353,871
TJX Cos., Inc.	153,982	12,066,030
Tractor Supply Co.	14,720	3,459,789
Ulta Beauty, Inc.*	6,780	3,699,643
VF Corp.	44,024	1,008,590
Whirlpool Corp.	7,263	958,861
Wynn Resorts Ltd.*	13,741	1,537,755
Yum! Brands, Inc.	37,313	4,928,301

		463,625,723

CONSUMER STAPLES (7.1%)
Altria Group, Inc.	237,940	10,616,883
Archer-Daniels-Midland Co.	72,903	5,807,453
Brown-Forman Corp. Cl B	24,369	1,566,196
Bunge Ltd.	19,962	1,906,770
Campbell Soup Co.	26,738	1,470,055
Church & Dwight Co., Inc.	32,498	2,873,148
Clorox Co.	16,461	2,604,789
Coca-Cola Co.	518,656	32,172,232
Colgate-Palmolive Co.	111,301	8,364,270
Conagra Brands, Inc.	63,515	2,385,623
Constellation Brands, Inc. Cl A	21,636	4,887,356
Costco Wholesale Corp.	59,131	29,380,420
Dollar General Corp.	29,794	6,270,445
Dollar Tree, Inc.*	27,706	3,977,196
Estee Lauder Cos., Inc. Cl A	30,873	7,608,960
General Mills, Inc.	78,572	6,714,763
Hershey Co.	19,585	4,982,620
Hormel Foods Corp.	38,593	1,539,089
J M Smucker Co.	14,211	2,236,385
Kellogg Co.	34,109	2,283,939
Keurig Dr Pepper, Inc.	113,238	3,995,037
Kimberly-Clark Corp.	44,976	6,036,679
Kraft Heinz Co.	106,102	4,102,964
Kroger Co.	86,805	4,285,563
Lamb Weston Hldgs., Inc.	19,172	2,003,857
McCormick & Co., Inc.	33,411	2,780,129
Molson Coors Beverage Co. Cl B	25,052	1,294,687
Mondelez International, Inc. Cl A	181,674	12,666,311
Monster Beverage Corp.*	101,510	5,482,555
PepsiCo, Inc.	183,533	33,458,066
Philip Morris International, Inc.	206,584	20,090,294
Procter & Gamble Co.	314,380	46,745,162
Sysco Corp.	67,643	5,224,069
Target Corp.	61,341	10,159,910
Tyson Foods, Inc. Cl A	38,061	2,257,779
Walgreens Boots Alliance, Inc.	95,398	3,298,863
Walmart, Inc.	186,875	27,554,719

		331,085,236

ENERGY (4.6%)
APA Corp.	42,845	1,544,991
Baker Hughes Co. Cl A	134,060	3,868,972
Chevron Corp.	237,063	38,679,199
ConocoPhillips	163,091	16,180,258
Coterra Energy, Inc.	105,071	2,578,442
Devon Energy Corp.	87,112	4,408,738
Diamondback Energy, Inc.	24,490	3,310,313
EOG Resources, Inc.	78,275	8,972,663
EQT Corp.	48,913	1,560,814
Exxon Mobil Corp.	548,765	60,177,570
Halliburton Co.	120,478	3,811,924
Hess Corp.	36,977	4,893,536
Kinder Morgan, Inc.	263,621	4,616,004
Marathon Oil Corp.	84,629	2,027,711
Marathon Petroleum Corp.	60,500	8,157,215
Occidental Petroleum Corp.	96,898	6,049,342
ONEOK, Inc.	59,561	3,784,506
Phillips 66	62,099	6,295,597
Pioneer Natural Resources Co.	31,662	6,466,647
Schlumberger NV	189,254	9,292,371
Targa Resources Corp.	30,167	2,200,683
Valero Energy Corp.	51,375	7,171,950
Williams Cos., Inc.	162,311	4,846,606

		210,896,052

FINANCIALS (12.7%)
Aflac, Inc.	74,610	4,813,837

MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

Allstate Corp.	35,047	3,883,558
American Express Co.	79,337	13,086,638
American International Group, Inc.	99,010	4,986,144
Ameriprise Financial, Inc.	14,032	4,300,808
Aon PLC Cl A	27,372	8,630,118
Arch Capital Group Ltd.*	49,289	3,345,244
Arthur J. Gallagher & Co.	28,264	5,407,186
Assurant, Inc.	7,040	845,293
Bank of America Corp.	930,090	26,600,574
Bank of New York Mellon Corp.	98,017	4,453,892
Berkshire Hathaway, Inc. Cl B*	240,097	74,134,751
BlackRock, Inc. Cl A	19,956	13,352,959
Brown & Brown, Inc.	31,324	1,798,624
Capital One Financial Corp.	50,812	4,886,082
Cboe Global Markets, Inc.	14,136	1,897,617
Charles Schwab Corp.	203,263	10,646,916
Chubb Ltd.	55,310	10,740,096
Cincinnati Financial Corp.	20,946	2,347,628
Citigroup, Inc.	258,105	12,102,543
Citizens Financial Group, Inc.	65,629	1,993,153
CME Group, Inc. Cl A	47,937	9,180,894
Comerica, Inc.	17,453	757,809
Discover Financial Svcs.	35,580	3,516,727
Everest Re Group Ltd.	5,219	1,868,506
FactSet Research Systems, Inc.	5,097	2,115,714
Fidelity National Information Svcs., Inc.	79,074	4,296,090
Fifth Third Bancorp	91,068	2,426,051
First Republic Bank	24,758	346,364
Fiserv, Inc.*	84,624	9,565,051
FleetCor Technologies, Inc.*	9,828	2,072,234
Franklin Resources, Inc.	38,006	1,023,882
Global Payments, Inc.	35,058	3,689,504
Globe Life, Inc.	12,055	1,326,291
Goldman Sachs Group, Inc.	45,127	14,761,493
Hartford Financial Svcs. Group, Inc.	41,990	2,926,283
Huntington Bancshares, Inc.	192,303	2,153,794
Intercontinental Exchange, Inc.	74,472	7,766,685
Invesco Ltd.	60,607	993,955
Jack Henry & Associates, Inc.	9,727	1,466,053
JPMorgan Chase & Co.	390,879	50,935,442
KeyCorp.	124,375	1,557,175
Lincoln National Corp.	20,520	461,084
Loews Corp.	25,992	1,508,056
M&T Bank Corp.	22,559	2,697,380
MarketAxess Hldgs., Inc.	5,016	1,962,711
Marsh & McLennan Cos., Inc.	65,964	10,986,304
Mastercard, Inc. Cl A	112,434	40,859,640
MetLife, Inc.	87,828	5,088,754
Moody’s Corp.	20,995	6,424,890
Morgan Stanley	174,104	15,286,331
MSCI, Inc. Cl A	10,655	5,963,497
Nasdaq, Inc.	45,173	2,469,608
Northern Trust Corp.	27,775	2,447,811
PayPal Hldgs., Inc.*	150,767	11,449,246
PNC Financial Svcs. Group, Inc.	53,437	6,791,843
Principal Financial Group, Inc.	30,324	2,253,680
Progressive Corp.	77,944	11,150,669
Prudential Financial, Inc.	49,040	4,057,570
Raymond James Financial, Inc.	25,828	2,408,977
Regions Financial Corp.	124,465	2,310,070
S&P Global, Inc.	43,869	15,124,715
State Street Corp.	46,511	3,520,418
Synchrony Financial	58,239	1,693,590
T. Rowe Price Group, Inc.	29,890	3,374,581
Travelers Cos., Inc.	30,796	5,278,742
Truist Financial Corp.	176,813	6,029,323
U.S. Bancorp	185,659	6,693,007
Visa, Inc. Cl A	216,541	48,821,334
Wells Fargo & Co.	507,786	18,981,041
Willis Towers Watson PLC	14,226	3,305,838
WR Berkley Corp.	27,145	1,690,048
Zions Bancorp N.A.	19,938	596,744

		590,687,160

HEALTH CARE (14.0%)
Abbott Laboratories	232,349	23,527,660

MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

AbbVie, Inc.	235,668	37,558,409
Agilent Technologies, Inc.	39,426	5,454,193
Align Technology, Inc.*	9,681	3,234,809
AmerisourceBergen Corp. Cl A	21,562	3,452,292
Amgen, Inc.	71,158	17,202,446
Baxter International, Inc.	67,253	2,727,782
Becton Dickinson & Co.	37,833	9,365,181
Biogen, Inc.*	19,190	5,335,396
Bio-Rad Laboratories, Inc. Cl A*	2,869	1,374,308
Bio-Techne Corp.	20,958	1,554,874
Boston Scientific Corp.*	190,870	9,549,226
Bristol-Myers Squibb Co.	283,332	19,637,741
Cardinal Health, Inc.	34,333	2,592,141
Catalent, Inc.*	23,999	1,576,974
Centene Corp.*	73,393	4,639,172
Charles River Laboratories International, Inc.*	6,780	1,368,340
Cigna Group	39,802	10,170,605
Cooper Cos., Inc.	6,577	2,455,589
CVS Health Corp.	171,121	12,716,002
Danaher Corp.	87,348	22,015,190
DaVita, Inc.*	7,324	594,050
DENTSPLY SIRONA, Inc.	28,639	1,124,940
Dexcom, Inc.*	51,494	5,982,573
Edwards Lifesciences Corp.*	82,389	6,816,042
Elevance Health, Inc.	31,826	14,633,913
Eli Lilly & Co.	105,095	36,091,725
GE HealthCare Technologies, Inc.*	48,386	3,969,104
Gilead Sciences, Inc.	166,175	13,787,540
HCA Healthcare, Inc.	28,256	7,450,542
Henry Schein, Inc.*	18,063	1,472,857
Hologic, Inc.*	32,856	2,651,479
Humana, Inc.	16,654	8,084,851
IDEXX Laboratories, Inc.*	11,036	5,518,883
Illumina, Inc.*	20,962	4,874,713
Incyte Corp.*	24,661	1,782,250
Insulet Corp.*	9,255	2,951,975
Intuitive Surgical, Inc.*	46,693	11,928,661
IQVIA Hldgs., Inc.*	24,746	4,921,732
Johnson & Johnson	348,406	54,002,930
Laboratory Corp. of America Hldgs.	11,807	2,708,762
McKesson Corp.	18,248	6,497,200
Medtronic PLC	177,260	14,290,701
Merck & Co., Inc.	337,867	35,945,670
Mettler-Toledo International, Inc.*	2,945	4,506,468
Moderna, Inc.*	44,028	6,761,820
Molina Healthcare, Inc.*	7,782	2,081,607
Organon & Co.	33,897	797,257
PerkinElmer, Inc.	16,833	2,243,166
Pfizer, Inc.	748,031	30,519,665
Quest Diagnostics, Inc.	14,792	2,092,772
Regeneron Pharmaceuticals, Inc.*	14,326	11,771,244
ResMed, Inc.	19,577	4,287,167
STERIS PLC	13,231	2,530,826
Stryker Corp.	44,930	12,826,167
Teleflex, Inc.	6,251	1,583,441
Thermo Fisher Scientific, Inc.	52,264	30,123,402
UnitedHealth Group, Inc.	124,511	58,842,653
Universal Health Svcs., Inc. Cl B	8,550	1,086,705
Vertex Pharmaceuticals, Inc.*	34,260	10,794,298
Viatris, Inc.	161,602	1,554,611
Waters Corp.*	7,917	2,451,341
West Pharmaceutical Svcs., Inc.	9,866	3,418,273
Zimmer Biomet Hldgs., Inc.	27,965	3,613,078
Zoetis, Inc. Cl A	62,109	10,337,422

		649,814,806

INDUSTRIALS (8.5%)
3M Co.	73,360	7,710,870
Alaska Air Group, Inc.*	16,995	713,110
Allegion PLC	11,706	1,249,381
American Airlines Group, Inc.*	86,705	1,278,899
AMETEK, Inc.	30,604	4,447,679
AO Smith Corp.	16,907	1,169,119
Automatic Data Processing, Inc.	55,217	12,292,961
Boeing Co.*	74,938	15,919,079
Broadridge Financial Solutions, Inc.	15,684	2,298,804

MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

Carrier Global Corp.	111,164	5,085,753
Caterpillar, Inc.	69,350	15,870,054
CH Robinson Worldwide, Inc.	15,686	1,558,718
Cintas Corp.	11,511	5,325,909
Copart, Inc.*	57,125	4,296,371
CoStar Group, Inc.*	54,196	3,731,395
CSX Corp.	280,167	8,388,200
Cummins, Inc.	18,830	4,498,110
Deere & Co.	36,035	14,878,131
Delta Air Lines, Inc.*	85,452	2,983,984
Dover Corp.	18,618	2,828,819
Eaton Corp. PLC	52,998	9,080,677
Emerson Electric Co.	76,145	6,635,275
Equifax, Inc.	16,324	3,311,160
Expeditors International of Washington, Inc.	21,206	2,335,205
Fastenal Co.	76,069	4,103,162
FedEx Corp.	30,944	7,070,395
Fortive Corp.	47,027	3,205,831
Generac Hldgs., Inc.*	8,443	911,928
General Dynamics Corp.	29,988	6,843,561
General Electric Co.	145,158	13,877,105
Honeywell International, Inc.	89,036	17,016,560
Howmet Aerospace, Inc.	49,067	2,078,969
Huntington Ingalls Industries, Inc.	5,311	1,099,483
IDEX Corp.	10,051	2,322,083
Illinois Tool Works, Inc.	36,995	9,006,433
Ingersoll Rand, Inc.	53,960	3,139,393
Jacobs Solutions, Inc.	16,886	1,984,274
JB Hunt Transport Svcs., Inc.	11,060	1,940,588
Johnson Controls International PLC	91,580	5,514,948
L-3 Harris Technologies, Inc.	25,373	4,979,197
Leidos Hldgs., Inc.	18,215	1,676,873
Lockheed Martin Corp.	30,279	14,313,792
Masco Corp.	30,011	1,492,147
Nordson Corp.	7,162	1,591,826
Norfolk Southern Corp.	30,354	6,435,048
Northrop Grumman Corp.	19,172	8,852,096
Old Dominion Freight Line, Inc.	12,073	4,114,961
Otis Worldwide Corp.	55,285	4,666,054
PACCAR, Inc.	69,562	5,091,938
Parker-Hannifin Corp.	17,093	5,745,128
Paychex, Inc.	42,752	4,898,952
Pentair PLC	21,921	1,211,574
Quanta Svcs., Inc.	19,043	3,173,326
Raytheon Technologies Corp.	195,220	19,117,895
Republic Svcs., Inc. Cl A	27,372	3,701,242
Robert Half International, Inc.	14,352	1,156,341
Rockwell Automation, Inc.	15,296	4,488,611
Rollins, Inc.	30,845	1,157,613
Snap-on, Inc.	7,078	1,747,487
Southwest Airlines Co.	79,195	2,577,005
Stanley Black & Decker, Inc.	19,715	1,588,635
Textron, Inc.	27,821	1,964,997
Trane Technologies PLC	30,527	5,616,357
TransDigm Group, Inc.	6,912	5,094,490
Union Pacific Corp.	81,538	16,410,338
United Airlines Hldgs., Inc.*	43,566	1,927,795
United Parcel Svc., Inc. Cl B	97,256	18,866,691
United Rentals, Inc.	9,243	3,658,010
Verisk Analytics, Inc. Cl A	20,840	3,998,362
Waste Management, Inc.	49,495	8,076,099
Westinghouse Air Brake Technologies Corp.	24,236	2,449,290
WW Grainger, Inc.	5,993	4,128,038
Xylem, Inc.	24,021	2,514,999

		396,485,583

INFORMATION TECHNOLOGY (25.7%)
Accenture PLC Cl A	83,919	23,984,889
Adobe, Inc.*	61,006	23,509,882
Advanced Micro Devices, Inc.*	214,863	21,058,723
Akamai Technologies, Inc.*	20,954	1,640,698
Amphenol Corp. Cl A	79,237	6,475,248
Analog Devices, Inc.	67,544	13,321,028
ANSYS, Inc.*	11,609	3,863,475
Apple, Inc.	1,981,927	326,819,762
Applied Materials, Inc.	112,349	13,799,828

MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

Arista Networks, Inc.*	32,984	5,536,694
Autodesk, Inc.*	28,753	5,985,224
Broadcom, Inc.	55,688	35,726,079
Cadence Design Systems, Inc.*	36,555	7,679,840
CDW Corp.	18,042	3,516,205
Ceridian HCM Hldg., Inc.*	20,503	1,501,230
Cisco Systems, Inc.	547,446	28,617,740
Cognizant Technology Solutions Corp. Cl A	67,829	4,132,821
Corning, Inc.	101,442	3,578,874
DXC Technology Co.*	30,341	775,516
Enphase Energy, Inc.*	18,113	3,808,802
EPAM Systems, Inc.*	7,664	2,291,536
F5, Inc.*	8,012	1,167,268
Fair Isaac Corp.*	3,352	2,355,417
First Solar, Inc.*	13,212	2,873,610
Fortinet, Inc.*	86,409	5,742,742
Gartner, Inc.*	10,531	3,430,684
Gen Digital, Inc.	75,802	1,300,762
Hewlett Packard Enterprise Co.	170,815	2,721,083
HP, Inc.	115,175	3,380,386
Intel Corp.	551,297	18,010,873
International Business Machines Corp.	120,484	15,794,248
Intuit, Inc.	37,436	16,690,092
Juniper Networks, Inc.	43,171	1,485,946
Keysight Technologies, Inc.*	23,766	3,837,734
KLA Corp.	18,454	7,366,283
Lam Research Corp.	17,982	9,532,618
Microchip Technology, Inc.	72,999	6,115,856
Micron Technology, Inc.	145,410	8,774,039
Microsoft Corp.	991,962	285,982,645
Monolithic Power Systems, Inc.	5,964	2,985,221
Motorola Solutions, Inc.	22,281	6,375,262
NetApp, Inc.	28,727	1,834,219
NVIDIA Corp.	327,820	91,058,561
NXP Semiconductors NV	34,532	6,439,355
ON Semiconductor Corp.*	57,564	4,738,668
Oracle Corp.	204,803	19,030,295
Paycom Software, Inc.*	6,425	1,953,264
PTC, Inc.*	14,184	1,818,814
Qorvo, Inc.*	13,311	1,351,998
QUALCOMM, Inc.	148,585	18,956,474
Roper Technologies, Inc.	14,132	6,227,831
Salesforce, Inc.*	133,260	26,622,683
Seagate Technology Hldgs. PLC	25,590	1,692,011
ServiceNow, Inc.*	27,052	12,571,605
Skyworks Solutions, Inc.	21,185	2,499,406
SolarEdge Technologies, Inc.*	7,449	2,264,124
Synopsys, Inc.*	20,311	7,845,124
TE Connectivity Ltd.	42,171	5,530,727
Teledyne Technologies, Inc.*	6,246	2,794,211
Teradyne, Inc.	20,756	2,231,478
Texas Instruments, Inc.	120,761	22,462,754
Trimble, Inc.*	32,865	1,722,783
Tyler Technologies, Inc.*	5,549	1,967,897
VeriSign, Inc.*	12,208	2,579,917
Western Digital Corp.*	42,553	1,602,971
Zebra Technologies Corp. Cl A*	6,880	2,187,840

		1,193,531,873

MATERIALS (2.6%)
Air Products & Chemicals, Inc.	29,595	8,499,980
Albemarle Corp.	15,612	3,450,876
Amcor PLC	197,995	2,253,183
Avery Dennison Corp.	10,790	1,930,655
Ball Corp.	41,833	2,305,417
Celanese Corp. Cl A	13,293	1,447,475
CF Industries Hldgs., Inc.	26,144	1,895,179
Corteva, Inc.	94,991	5,728,907
Dow, Inc.	93,932	5,149,352
DuPont de Nemours, Inc.	61,050	4,381,558
Eastman Chemical Co.	15,831	1,335,187
Ecolab, Inc.	33,022	5,466,132
FMC Corp.	16,786	2,050,074
Freeport-McMoRan, Inc.	190,472	7,792,210
International Flavors & Fragrances, Inc.	33,976	3,124,433
International Paper Co.	47,397	1,709,136

MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

Linde PLC	65,635	23,329,304
LyondellBasell Industries NV Cl A	33,846	3,177,801
Martin Marietta Materials, Inc.	8,274	2,937,766
Mosaic Co.	45,373	2,081,713
Newmont Corp.	105,774	5,185,041
Nucor Corp.	33,715	5,207,956
Packaging Corp. of America	12,331	1,711,913
PPG Industries, Inc.	31,320	4,183,726
Sealed Air Corp.	19,277	885,007
Sherwin-Williams Co.	31,425	7,063,397
Steel Dynamics, Inc.	22,227	2,512,985
Vulcan Materials Co.	17,711	3,038,499
Westrock Co.	33,935	1,033,999

		120,868,861

REAL ESTATE (2.5%)
Alexandria Real Estate Equities, Inc.	20,990	2,636,134
American Tower Corp.	62,047	12,678,684
AvalonBay Communities, Inc.	18,643	3,133,143
Boston Properties, Inc.	19,010	1,028,821
Camden Property Trust	14,677	1,538,737
CBRE Group, Inc. Cl A*	42,103	3,065,519
Crown Castle, Inc.	57,702	7,722,836
Digital Realty Trust, Inc.	38,315	3,766,748
Equinix, Inc.	12,332	8,891,865
Equity Residential	45,387	2,723,220
Essex Property Trust, Inc.	8,609	1,800,486
Extra Space Storage, Inc.	17,846	2,907,649
Federal Realty Investment Trust	9,757	964,284
Healthpeak Properties, Inc.	72,864	1,600,822
Host Hotels & Resorts, Inc.	95,285	1,571,250
Invitation Homes, Inc.	77,403	2,417,296
Iron Mountain, Inc.	38,741	2,049,786
Kimco Realty Corp.	82,419	1,609,643
Mid-America Apartment Communities, Inc.	15,389	2,324,354
Prologis, Inc.	123,010	15,347,958
Public Storage	21,065	6,364,579
Realty Income Corp.	83,575	5,291,969
Regency Centers Corp.	20,523	1,255,597
SBA Communications Corp. Cl A	14,388	3,756,275
Simon Property Group, Inc.	43,569	4,878,421
UDR, Inc.	41,211	1,692,124
Ventas, Inc.	53,303	2,310,685
VICI Properties, Inc.	133,752	4,362,990
Welltower, Inc.	62,968	4,514,176
Weyerhaeuser Co.	97,652	2,942,255

		117,148,306

UTILITIES (2.8%)
AES Corp.	89,011	2,143,385
Alliant Energy Corp.	33,451	1,786,283
Ameren Corp.	34,451	2,976,222
American Electric Power Co., Inc.	68,478	6,230,813
American Water Works Co., Inc.	25,715	3,766,990
Atmos Energy Corp.	19,078	2,143,604
CenterPoint Energy, Inc.	83,892	2,471,458
CMS Energy Corp.	38,814	2,382,403
Consolidated Edison, Inc.	47,289	4,524,139
Constellation Energy Corp.	43,578	3,420,873
Dominion Energy, Inc.	111,042	6,208,358
DTE Energy Co.	25,818	2,828,104
Duke Energy Corp.	102,610	9,898,787
Edison International	50,889	3,592,255
Entergy Corp.	27,116	2,921,478
Evergy, Inc.	30,598	1,870,150
Eversource Energy	46,415	3,632,438
Exelon Corp.	132,426	5,547,325
FirstEnergy Corp.	72,382	2,899,623
NextEra Energy, Inc.	264,810	20,411,555
NiSource, Inc.	54,121	1,513,223
NRG Energy, Inc.	30,701	1,052,737
PG&E Corp.*	214,554	3,469,338
Pinnacle West Capital Corp.	15,077	1,194,701
PPL Corp.	98,122	2,726,810
Public Svc. Enterprise Group, Inc.	66,490	4,152,301
Sempra Energy	41,888	6,331,790
Southern Co.	145,077	10,094,458

MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

WEC Energy Group, Inc.	42,035	3,984,498
Xcel Energy, Inc.	72,926	4,918,129

		131,094,228

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $2,658,025,569) 98.5%		4,576,418,841

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.3%)
U.S. Treasury Bill	A-1+	4.33	05/16/23	5,000,000	4,973,124
U.S. Treasury Bill (1)	A-1+	4.60	04/20/23	5,000,000	4,988,005
U.S. Treasury Bill	A-1+	4.62	04/17/23	14,100,000	14,071,127
U.S. Treasury Bill	A-1+	4.63	04/04/23	21,750,000	21,741,644
U.S. Treasury Bill	A-1+	4.67	04/18/23	16,000,000	15,964,950

					61,738,850

COMMERCIAL PAPER (0.1%)
Home Depot, Inc.†	A-1	4.65	04/03/23	3,500,000	3,499,096

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $65,237,946) 1.4%					65,237,946

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.0%) (2)
Citibank, New York Time Deposit		4.08	04/03/23	83,233	83,233

TOTAL TEMPORARY CASH INVESTMENT (Cost: $83,233) 0.0% (2)					83,233

TOTAL INVESTMENTS (Cost: $2,723,346,748) 99.9%					4,641,740,020

OTHER NET ASSETS 0.1%					3,658,229

NET ASSETS 100.0%					$4,645,398,249

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS:
COMMUNICATION SERVICES (5.5%)
Activision Blizzard, Inc.	3,487	298,452
Alphabet, Inc. Cl A*	29,159	3,024,663
Alphabet, Inc. Cl C*	25,420	2,643,680
AT&T, Inc.	34,897	671,767
Charter Communications, Inc. Cl A*	516	184,527
Comcast Corp. Cl A	20,595	780,757
DISH Network Corp. Cl A*	1,231	11,485
EchoStar Corp. Cl A*	11,784	215,529
Electronic Arts, Inc.	1,275	153,574
Fox Corp. Cl A	11,056	376,457
Fox Corp. Cl B	675	21,134
Interpublic Group of Cos., Inc.	1,902	70,831
Iridium Communications, Inc.	3,813	236,139
Live Nation Entertainment, Inc.*	698	48,860
Match Group, Inc.*	1,367	52,479
Meta Platforms, Inc. Cl A*	10,897	2,309,510
Netflix, Inc.*	2,180	753,146
News Corp. Cl A	1,872	32,329
News Corp. Cl B	577	10,057
Omnicom Group, Inc.	992	93,585
Paramount Global Cl B	2,473	55,173
Take-Two Interactive Software, Inc.*	5,800	691,940
TEGNA, Inc.	35,039	592,510
T-Mobile US, Inc.*	2,900	420,036
Verizon Communications, Inc.	20,562	799,656
Walt Disney Co.*	8,944	895,563
Warner Bros Discovery, Inc.*	20,400	308,040

		15,751,879

CONSUMER DISCRETIONARY (10.4%)
Advance Auto Parts, Inc.	290	35,267
Amazon.com, Inc.*	43,647	4,508,299
Aptiv PLC*	3,092	346,891
AutoZone, Inc.*	547	1,344,608
Bath & Body Works, Inc.	1,118	40,896
Best Buy Co., Inc.	964	75,452
Bloomin’ Brands, Inc.	35,975	922,759
Booking Hldgs., Inc.*	190	503,958
BorgWarner, Inc.	1,146	56,280
Bright Horizons Family Solutions, Inc.*	2,480	190,935
Burlington Stores, Inc.*	699	141,268
Caesars Entertainment, Inc.*	6,153	300,328
Capri Hldgs. Ltd.*	11,780	553,660
CarMax, Inc.*	774	49,753
Carnival Corp.*	4,906	49,796
Chipotle Mexican Grill, Inc. Cl A*	136	232,327
Darden Restaurants, Inc.	4,149	643,759
Domino’s Pizza, Inc.	174	57,397
DR Horton, Inc.	1,530	149,466
eBay, Inc.	2,657	117,891
Etsy, Inc.*	615	68,468
Everi Hldgs., Inc.*	14,274	244,799
Expedia Group, Inc.*	724	70,250
Five Below, Inc.*	4,815	991,746
Ford Motor Co.	19,169	241,529

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

Fox Factory Hldg. Corp.*	2,212	268,470
Garmin Ltd.	751	75,791
General Motors Co.	6,828	250,451
Genuine Parts Co.	690	115,444
Golden Entertainment, Inc.*	18,225	792,970
Hanesbrands, Inc.	16,490	86,737
Hasbro, Inc.	636	34,147
Hilton Worldwide Hldgs., Inc.	1,304	183,694
Home Depot, Inc.	4,990	1,472,649
Las Vegas Sands Corp.*	1,609	92,437
Lennar Corp. Cl A	1,241	130,442
Lithia Motors, Inc. Cl A	1,167	267,161
LKQ Corp.	1,243	70,553
Lowe’s Cos., Inc.	2,961	592,111
Marriott International, Inc. Cl A	1,317	218,675
Marriott Vacations Worldwide Corp.	10,052	1,355,613
McDonald’s Corp.	3,586	1,002,681
MGM Resorts International	1,540	68,407
Mohawk Industries, Inc.*	259	25,957
Murphy USA, Inc.	740	190,957
Newell Brands, Inc.	1,843	22,927
NIKE, Inc. Cl B	6,099	747,981
Norwegian Cruise Line Hldgs. Ltd.*	2,063	27,747
NVR, Inc.*	99	551,647
Ollie’s Bargain Outlet Hldgs., Inc.*	13,565	785,956
O’Reilly Automotive, Inc.*	305	258,939
Pool Corp.	191	65,406
PulteGroup, Inc.	1,104	64,341
Ralph Lauren Corp. Cl A	201	23,451
Ross Stores, Inc.	1,686	178,935
Royal Caribbean Cruises Ltd.*	1,075	70,197
Skyline Champion Corp.*	2,763	207,860
Sonic Automotive, Inc. Cl A	15,458	839,988
Starbucks Corp.	5,627	585,940
Steven Madden Ltd.	10,105	363,780
Tapestry, Inc.	1,156	49,835
Taylor Morrison Home Corp. Cl A*	23,286	890,922
Tesla, Inc.*	13,167	2,731,626
TJX Cos., Inc.	5,657	443,283
Tractor Supply Co.	3,569	838,858
Ulta Beauty, Inc.*	249	135,872
VF Corp.	1,617	37,045
Whirlpool Corp.	267	35,249
Williams-Sonoma, Inc.	2,121	258,041
Wynn Resorts Ltd.*	505	56,515
XPEL, Inc.*	5,319	361,426
Yum! Brands, Inc.	1,371	181,082

		30,047,978

CONSUMER STAPLES (5.8%)
Altria Group, Inc.	8,742	390,068
Archer-Daniels-Midland Co.	2,678	213,329
BJ’s Wholesale Club Hldgs., Inc.*	3,111	236,654
Boston Beer Co., Inc. Cl A*	1,270	417,449
Brown-Forman Corp. Cl B	895	57,522
Bunge Ltd.	733	70,016
Campbell Soup Co.	982	53,990
Church & Dwight Co., Inc.	7,294	644,863

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

Clorox Co.	605	95,735
Coca-Cola Co.	19,055	1,181,982
Colgate-Palmolive Co.	4,089	307,288
Conagra Brands, Inc.	2,333	87,627
Constellation Brands, Inc. Cl A	4,351	982,847
Costco Wholesale Corp.	2,172	1,079,202
Crimson Wine Group Ltd.*	38,405	236,191
Dollar General Corp.	1,095	230,454
Dollar Tree, Inc.*	1,018	146,134
Estee Lauder Cos., Inc. Cl A	1,134	279,486
Freshpet, Inc.*	8,828	584,325
General Mills, Inc.	2,887	246,723
Hershey Co.	720	183,175
Hormel Foods Corp.	1,418	56,550
J M Smucker Co.	522	82,147
Kellogg Co.	1,253	83,901
Keurig Dr Pepper, Inc.	4,160	146,765
Kimberly-Clark Corp.	1,652	221,731
Kraft Heinz Co.	3,898	150,736
Kroger Co.	3,189	157,441
Lamb Weston Hldgs., Inc.	704	73,582
McCormick & Co., Inc.	1,227	102,099
Molson Coors Beverage Co. Cl B	920	47,546
Mondelez International, Inc. Cl A	6,674	465,311
Monster Beverage Corp.*	3,730	201,457
PepsiCo, Inc.	6,743	1,229,249
Philip Morris International, Inc.	7,590	738,127
Procter & Gamble Co.	11,550	1,717,369
Sysco Corp.	2,485	191,917
Target Corp.	2,254	373,330
TreeHouse Foods, Inc.*	33,999	1,714,570
Tyson Foods, Inc. Cl A	1,398	82,929
Walgreens Boots Alliance, Inc.	3,505	121,203
Walmart, Inc.	6,866	1,012,392

		16,695,412

ENERGY (5.2%)
APA Corp.	1,574	56,759
Baker Hughes Co. Cl A	31,586	911,572
ChampionX Corp.	36,846	999,632
Cheniere Energy, Inc.	5,050	795,880
Chesapeake Energy Corp.	10,291	782,528
Chevron Corp.	8,709	1,420,960
ConocoPhillips	5,992	594,466
Coterra Energy, Inc.	3,860	94,724
Devon Energy Corp.	9,860	499,015
Diamondback Energy, Inc.	900	121,653
EOG Resources, Inc.	2,876	329,676
EQT Corp.	14,518	463,269
Exxon Mobil Corp.	20,161	2,210,855
Halliburton Co.	4,426	140,039
Hess Corp.	2,897	383,389
Kinder Morgan, Inc.	9,685	169,584
Magnolia Oil & Gas Corp. Cl A	7,211	157,777
Marathon Oil Corp.	3,109	74,492
Marathon Petroleum Corp.	2,223	299,727
MPLX LP*	4,160	143,312
Northern Oil & Gas, Inc.	14,540	441,289

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

Occidental Petroleum Corp.	3,560	222,251
ONEOK, Inc.	2,188	139,026
Ovintiv, Inc.	9,252	333,812
PDC Energy, Inc.	9,444	606,116
Phillips 66	2,281	231,248
Pioneer Natural Resources Co.	1,163	237,531
Schlumberger N.V.	6,953	341,392
SM Energy Co.	6,840	192,614
Southwestern Energy Co.*	104,701	523,505
Targa Resources Corp.	1,108	80,829
Valero Energy Corp.	1,887	263,425
Williams Cos., Inc.	21,213	633,420

		14,895,767

FINANCIALS (13.3%)
Aflac, Inc.	2,741	176,849
Allstate Corp.	1,288	142,723
American Equity Investment Life Hldg. Co.	6,192	225,946
American Express Co.	2,915	480,829
American Financial Group, Inc.	3,514	426,951
American International Group, Inc.	3,637	183,159
Ameriprise Financial, Inc.	4,604	1,411,126
Aon PLC Cl A	1,006	317,182
Arch Capital Group Ltd.*	1,811	122,913
Argo Group International Hldgs. Ltd.	4,988	146,098
Arthur J. Gallagher & Co.	1,038	198,580
Assurant, Inc.	259	31,098
Bank of America Corp.	34,170	977,262
Bank of Marin Bancorp	4,366	95,572
Bank of New York Mellon Corp.	3,601	163,629
Banner Corp.	7,914	430,284
Berkshire Hathaway, Inc. Cl B*	8,821	2,723,660
BlackRock, Inc. Cl A	733	490,465
Brookline Bancorp, Inc.	25,751	270,385
Brown & Brown, Inc.	9,820	563,864
Capital One Financial Corp.	1,867	179,531
Cboe Global Markets, Inc.	519	69,671
Charles Schwab Corp.	7,468	391,174
Chubb Ltd.	2,032	394,574
Cincinnati Financial Corp.	770	86,302
Citigroup, Inc.	9,482	444,611
Citizens Financial Group, Inc.	2,411	73,222
CME Group, Inc. Cl A	1,761	337,267
Comerica, Inc.	641	27,832
Dime Community Bancshares, Inc.	5,991	136,115
Discover Financial Svcs.	3,001	296,619
Eastern Bankshares, Inc.	37,480	472,998
Ellington Financial, Inc.	23,815	290,781
Enterprise Financial Svcs. Corp.	9,598	427,975
Essent Group Ltd.	10,353	414,638
Euronet Worldwide, Inc.*	8,626	965,249
Everest Re Group Ltd.	1,030	368,761
FactSet Research Systems, Inc.	188	78,037
Fidelity National Information Svcs., Inc.	2,905	157,829
Fifth Third Bancorp	21,570	574,625
First Financial Bankshares, Inc.	7,137	227,670
First Interstate BancSystem, Inc. Cl A	13,793	411,859
First Republic Bank	910	12,731

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

Fiserv, Inc.*	3,109	351,410
FleetCor Technologies, Inc.*	362	76,328
Franklin Resources, Inc.	1,396	37,608
Global Payments, Inc.	1,288	135,549
Globe Life, Inc.	443	48,739
Goldman Sachs Group, Inc.	1,658	542,348
Goosehead Insurance, Inc. Cl A*	3,694	192,827
Green Dot Corp. Cl A*	15,560	267,321
Hancock Whitney Corp.	10,279	374,156
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	2,257	64,550
Hartford Financial Svcs. Group, Inc.	12,972	904,019
Home BancShares, Inc.	17,011	369,309
Houlihan Lokey, Inc. Cl A	2,352	205,776
Huntington Bancshares, Inc.	7,065	79,128
Intercontinental Exchange, Inc.	2,736	285,337
Invesco Ltd.	2,227	36,523
iShares Micro-Cap ETF	2,137	223,338
iShares Russell 2000 Growth ETF	1,347	305,527
iShares Russell Mid-Cap ETF	2,791	195,147
Jack Henry & Associates, Inc.	358	53,958
JPMorgan Chase & Co.	14,360	1,871,252
KeyCorp.	17,304	216,646
Lakeland Financial Corp.	2,218	138,935
Lincoln National Corp.	754	16,942
Loews Corp.	955	55,409
M&T Bank Corp.	1,639	195,975
MarketAxess Hldgs., Inc.	185	72,389
Marsh & McLennan Cos., Inc.	2,423	403,551
Mastercard, Inc. Cl A	4,131	1,501,247
MetLife, Inc.	3,227	186,972
Moelis & Co. Cl A	3,715	142,805
Moody’s Corp.	771	235,941
Morgan Stanley	6,396	561,569
MSCI, Inc. Cl A	1,111	621,816
Nasdaq, Inc.	1,660	90,752
Northern Trust Corp.	1,020	89,893
PayPal Hldgs., Inc.*	5,539	420,632
PJT Partners, Inc. Cl A	3,179	229,492
PNC Financial Svcs. Group, Inc.	1,963	249,497
Primerica, Inc.	5,749	990,208
Principal Financial Group, Inc.	1,114	82,792
Progressive Corp.	2,864	409,724
Prudential Financial, Inc.	1,802	149,097
Raymond James Financial, Inc.	4,972	463,738
Regions Financial Corp.	4,573	84,875
Reinsurance Group of America, Inc.	1,509	200,335
RLI Corp.	2,478	329,351
S&P Global, Inc.	1,612	555,769
Selective Insurance Group, Inc.	5,487	523,076
Starwood Property Trust, Inc.	21,041	372,215
State Street Corp.	1,709	129,354
Stifel Financial Corp.	2,466	145,716
Stock Yards Bancorp, Inc.	6,202	341,978
Synchrony Financial	5,758	167,443
T. Rowe Price Group, Inc.	1,098	123,964
Travelers Cos., Inc.	1,131	193,865
TriCo Bancshares	5,871	244,175

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

Truist Financial Corp.	6,496	221,514
U.S. Bancorp	6,821	245,897
UMB Financial Corp.	4,239	244,675
Visa, Inc. Cl A	7,955	1,793,534
Voya Financial, Inc.	8,125	580,612
Webster Financial Corp.	3,793	149,520
Wells Fargo & Co.	18,655	697,324
Willis Towers Watson PLC	523	121,535
WR Berkley Corp.	997	62,073
Zions Bancorporation	733	21,939

		38,115,557

HEALTH CARE (13.2%)
Abbott Laboratories	8,536	864,355
AbbVie, Inc.	8,658	1,379,825
Addus HomeCare Corp.*	3,112	332,237
Agilent Technologies, Inc.	6,737	931,997
Align Technology, Inc.*	1,113	371,898
Alnylam Pharmaceuticals, Inc.*	1,074	215,144
AmerisourceBergen Corp.	792	126,807
Amgen, Inc.	2,614	631,934
Amicus Therapeutics, Inc.*	11,324	125,583
AMN Healthcare Svcs., Inc.*	2,599	215,613
Amphastar Pharmaceuticals, Inc.*	5,990	224,625
Apellis Pharmaceuticals, Inc.*	1,558	102,766
Arrowhead Pharmaceuticals, Inc.*	2,865	72,771
Axsome Therapeutics, Inc.*	2,413	148,834
Baxter International, Inc.	2,471	100,224
Beam Therapeutics, Inc.*	1,540	47,155
Becton Dickinson & Co.	1,390	344,081
BioCryst Pharmaceuticals, Inc.*	13,268	110,655
Biogen, Inc.*	1,294	359,771
Bio-Rad Laboratories, Inc. Cl A*	106	50,776
Bio-Techne Corp.	770	57,126
Blueprint Medicines Corp.*	2,106	94,749
Boston Scientific Corp.*	7,012	350,810
Bristol-Myers Squibb Co.	10,409	721,448
Cardinal Health, Inc.	1,261	95,205
Catalent, Inc.*	882	57,956
Centene Corp.*	5,565	351,764
Charles River Laboratories International, Inc.*	250	50,455
Chemed Corp.	570	306,517
Cigna Group	1,462	373,585
Collegium Pharmaceutical, Inc.*	7,630	183,044
CONMED Corp.	2,039	211,771
Cooper Cos., Inc.	242	90,353
Corcept Therapeutics, Inc.*	6,195	134,184
CVS Health Corp.	6,287	467,187
Danaher Corp.	3,209	808,796
DaVita, Inc.*	270	21,900
DENTSPLY SIRONA, Inc.	1,052	41,323
Dexcom, Inc.*	4,123	479,010
Edwards Lifesciences Corp.*	3,027	250,424
Elevance Health, Inc.	1,169	537,518
Eli Lilly & Co.	3,861	1,325,945
Emergent BioSolutions, Inc.*	7,196	74,551
Encompass Health Corp.	7,524	407,048
Envista Hldgs. Corp.*	6,417	262,327

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

Exact Sciences Corp.*	2,228	151,081
GE HealthCare Technologies, Inc.*	1,778	145,849
Gilead Sciences, Inc.	6,105	506,532
Halozyme Therapeutics, Inc.*	4,584	175,063
HCA Healthcare, Inc.	1,038	273,700
HealthEquity, Inc.*	2,852	167,441
Henry Schein, Inc.*	664	54,143
Hologic, Inc.*	1,207	97,405
Humana, Inc.	952	462,158
IDEXX Laboratories, Inc.*	924	462,074
Illumina, Inc.*	770	179,063
Incyte Corp.*	906	65,477
Insmed, Inc.*	6,374	108,677
Inspire Medical Systems, Inc.*	1,052	246,242
Insulet Corp.*	1,190	379,562
Intra-Cellular Therapies, Inc.*	2,120	114,798
Intuitive Surgical, Inc.*	1,715	438,131
IQVIA Hldgs., Inc.*	909	180,791
iRhythm Technologies, Inc.*	1,631	202,293
Johnson & Johnson	12,800	1,984,000
Karuna Therapeutics, Inc.*	1,018	184,909
Krystal Biotech, Inc.*	1,492	119,449
Laboratory Corp. of America Hldgs.	1,898	435,439
Lantheus Hldgs., Inc.*	2,506	206,895
LeMaitre Vascular, Inc.	2,384	122,704
Madrigal Pharmaceuticals, Inc.*	895	216,823
McKesson Corp.	670	238,553
Medpace Hldgs., Inc.*	531	99,855
Medtronic PLC	6,512	524,997
Merck & Co., Inc.	12,413	1,320,619
Mettler-Toledo International, Inc.*	392	599,842
Moderna, Inc.*	1,618	248,492
ModivCare, Inc.*	1,835	154,287
Molina Healthcare, Inc.*	286	76,502
NanoString Technologies, Inc.*	6,524	64,588
Neogen Corp.*	8,225	152,327
NextGen Healthcare, Inc.*	32,686	569,063
Omnicell, Inc.*	2,556	149,961
Organon & Co.	1,245	29,282
Orthofix Medical, Inc.*	8,926	149,510
OrthoPediatrics Corp.*	2,888	127,910
Penumbra, Inc.*	861	239,952
PerkinElmer, Inc.	618	82,355
Pfizer, Inc.	27,482	1,121,266
Quest Diagnostics, Inc.	543	76,824
QuidelOrtho Corp.*	3,675	327,406
Regeneron Pharmaceuticals, Inc.*	526	432,198
Repligen Corp.*	960	161,626
ResMed, Inc.	719	157,454
Shockwave Medical, Inc.*	1,084	235,044
Silk Road Medical, Inc.*	3,676	143,842
Simulations Plus, Inc.	4,561	200,410
STAAR Surgical Co.*	1,964	125,598
STERIS PLC	486	92,962
Stryker Corp.	1,651	471,311
Supernus Pharmaceuticals, Inc.*	20,287	734,998
Syneos Health, Inc. Cl A*	8,435	300,455

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

Tactile Systems Technology, Inc.*	8,865	145,563
Teleflex, Inc.	230	58,261
Tenet Healthcare Corp.*	2,919	173,447
Thermo Fisher Scientific, Inc.	1,920	1,106,630
Ultragenyx Pharmaceutical, Inc.*	2,714	108,831
UnitedHealth Group, Inc.	4,574	2,161,627
Universal Health Svcs., Inc. Cl B	315	40,036
Veeva Systems, Inc. Cl A*	1,601	294,248
Vericel Corp.*	9,856	288,978
Vertex Pharmaceuticals, Inc.*	1,259	396,673
Viatris, Inc.	5,937	57,114
Waters Corp.*	291	90,102
West Pharmaceutical Svcs., Inc.	363	125,769
Xencor, Inc.*	2,899	80,853
Zimmer Biomet Hldgs., Inc.	6,339	818,999
Zoetis, Inc. Cl A	2,282	379,816

		37,929,182

INDUSTRIALS (13.0%)
3M Co.	2,695	283,271
Advanced Drainage Systems, Inc.	3,368	283,619
Alaska Air Group, Inc.*	12,016	504,191
Allegion PLC	431	46,001
American Airlines Group, Inc.*	3,185	46,979
AMETEK, Inc.	1,124	163,351
AO Smith Corp.	621	42,942
Arcosa, Inc.	6,640	419,050
Atkore, Inc.*	2,104	295,570
Automatic Data Processing, Inc.	2,029	451,716
Axon Enterprise, Inc.*	2,951	663,532
Bloom Energy Corp. Cl A*	9,655	192,424
Boeing Co.*	2,753	584,820
Broadridge Financial Solutions, Inc.	576	84,424
Builders FirstSource, Inc.*	7,426	659,280
Carlisle Cos., Inc.	3,035	686,122
Carrier Global Corp.	4,084	186,843
Casella Waste Systems, Inc. Cl A*	2,969	245,418
Caterpillar, Inc.	2,548	583,084
CH Robinson Worldwide, Inc.	576	57,237
Chart Industries, Inc.*	2,927	367,046
Cintas Corp.	423	195,714
Clean Harbors, Inc.*	5,445	776,239
Copart, Inc.*	2,099	157,866
CoStar Group, Inc.*	1,991	137,080
Crane Hldgs. Co.	4,336	492,136
CSX Corp.	10,293	308,172
Cummins, Inc.	692	165,305
Deere & Co.	1,324	546,653
Delta Air Lines, Inc.*	3,139	109,614
Deluxe Corp.	21,522	344,352
Dover Corp.	6,068	921,972
Ducommun, Inc.*	8,573	469,029
Eaton Corp. PLC	1,947	333,599
EMCOR Group, Inc.	2,702	439,318
Emerson Electric Co.	2,797	243,731
Encore Wire Corp.	1,350	250,196
EnPro Industries, Inc.	6,227	646,923
Equifax, Inc.	600	121,704

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

ESCO Technologies, Inc.	10,579	1,009,766
ExlService Hldgs., Inc.*	1,099	177,851
Expeditors International of Washington, Inc.	779	85,783
Fastenal Co.	2,795	150,762
Federal Signal Corp.	11,676	632,956
FedEx Corp.	1,137	259,793
Fortive Corp.	1,728	117,798
Franklin Electric Co., Inc.	3,537	332,832
Generac Hldgs., Inc.*	1,979	213,752
General Dynamics Corp.	1,102	251,487
General Electric Co.	5,333	509,835
Graco, Inc.	5,188	378,776
HEICO Corp. Cl A	2,052	278,867
Honeywell International, Inc.	3,271	625,154
Howmet Aerospace, Inc.	1,803	76,393
Huntington Ingalls Industries, Inc.	196	40,576
Huron Consulting Group, Inc.*	3,802	305,567
ICF International, Inc.	7,798	855,441
IDEX Corp.	370	85,481
Illinois Tool Works, Inc.	1,359	330,849
Ingersoll Rand, Inc.	1,982	115,313
Jacobs Solutions, Inc.	3,450	405,410
JB Hunt Transport Svcs., Inc.	407	71,412
Johnson Controls International PLC	3,365	202,640
KBR, Inc.	19,814	1,090,761
Korn Ferry	3,771	195,112
L-3 Harris Technologies, Inc.	2,161	424,075
Leidos Hldgs., Inc.	2,234	205,662
Lockheed Martin Corp.	1,112	525,676
Masco Corp.	1,103	54,841
Masonite International Corp.*	3,017	273,853
Maximus, Inc.	2,077	163,460
Mercury Systems, Inc.*	4,651	237,759
Miller Industries, Inc.	18,186	642,875
Mueller Industries, Inc.	22,855	1,679,385
Nordson Corp.	264	58,677
Norfolk Southern Corp.	1,115	236,380
Northrop Grumman Corp.	704	325,051
Old Dominion Freight Line, Inc.	3,180	1,083,871
Oshkosh Corp.	2,176	181,000
Otis Worldwide Corp.	2,031	171,416
PACCAR, Inc.	2,556	187,099
Parker-Hannifin Corp.	628	211,077
Paychex, Inc.	1,571	180,021
Pentair PLC	805	44,492
Quanta Svcs., Inc.	4,089	681,391
Raytheon Technologies Corp.	7,172	702,354
Republic Svcs., Inc. Cl A	1,006	136,031
Robert Half International, Inc.	527	42,460
Rockwell Automation, Inc.	562	164,919
Rollins, Inc.	1,133	42,522
Saia, Inc.*	735	199,979
Snap-on, Inc.	261	64,438
Southwest Airlines Co.	2,910	94,691
Stanley Black & Decker, Inc.	2,457	197,985
Textron, Inc.	1,022	72,184
Trane Technologies PLC	1,122	206,426

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

TransDigm Group, Inc.	254	187,211
TransUnion	3,541	220,038
Trex Co., Inc.*	8,625	419,779
UFP Industries, Inc.	9,757	775,389
Union Pacific Corp.	2,996	602,975
United Airlines Hldgs., Inc.*	1,601	70,844
United Parcel Svc., Inc. Cl B	3,573	693,126
United Rentals, Inc.	340	134,558
Univar Solutions, Inc.*	22,462	786,844
Verisk Analytics, Inc. Cl A	766	146,965
Vicor Corp.*	2,211	103,784
VSE Corp.	12,122	544,278
Waste Management, Inc.	1,818	296,643
Werner Enterprises, Inc.	7,406	336,899
Westinghouse Air Brake Technologies Corp.	890	89,943
WW Grainger, Inc.	221	152,227
Xylem, Inc.	882	92,345

		37,452,788

INFORMATION TECHNOLOGY (20.1%)
Accenture PLC Cl A	3,083	881,152
Adeia, Inc.	21,442	189,976
Adobe, Inc.*	2,241	863,614
Advanced Micro Devices, Inc.*	7,894	773,691
Akamai Technologies, Inc.*	770	60,291
Altair Engineering, Inc. Cl A*	3,083	222,315
Amphenol Corp. Cl A	8,468	692,005
Analog Devices, Inc.	2,481	489,303
ANSYS, Inc.*	426	141,773
Apple, Inc.	72,813	12,006,864
Applied Materials, Inc.	4,128	507,042
Arista Networks, Inc.*	1,212	203,446
Autodesk, Inc.*	1,056	219,817
Blackline, Inc.*	2,014	135,240
Broadcom, Inc.	2,046	1,312,591
C3.ai, Inc. Cl A*	1,791	60,124
Cadence Design Systems, Inc.*	1,343	282,151
Calix, Inc.*	2,717	145,604
Cambium Networks Corp.*	10,164	180,106
CDW Corp.	663	129,212
Ceridian HCM Hldg., Inc.*	753	55,135
Ciena Corp.*	4,613	242,275
Cisco Systems, Inc.	20,112	1,051,355
Cognizant Technology Solutions Corp. Cl A	2,492	151,838
Coherent Corp.*	4,396	167,400
Cohu, Inc.*	4,570	175,442
Corning, Inc.	3,727	131,489
Credo Technology Group Hldg. Ltd.*	12,336	116,205
CyberArk Software Ltd.*	2,921	432,250
Digi International, Inc.*	4,115	138,593
Domo, Inc. Cl B*	8,313	117,961
DXC Technology Co.*	18,585	475,033
Enphase Energy, Inc.*	665	139,836
EPAM Systems, Inc.*	1,401	418,899
F5, Inc.*	295	42,979
Fabrinet*	1,550	184,078
Fair Isaac Corp.*	123	86,431
First Solar, Inc.*	485	105,487

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

Five9, Inc.*	8,946	646,706
Fortinet, Inc.*	3,175	211,010
Gartner, Inc.*	387	126,073
Gen Digital, Inc.	2,785	47,791
Globant S.A.*	1,152	188,940
Grid Dynamics Hldgs., Inc.*	9,682	110,956
Guidewire Software, Inc.*	1,817	149,085
Hewlett Packard Enterprise Co.	21,964	349,887
HP, Inc.	4,231	124,180
indie Semiconductor, Inc. Cl A*	7,577	79,937
Intel Corp.	20,254	661,698
International Business Machines Corp.	4,426	580,204
Intuit, Inc.	1,375	613,016
Juniper Networks, Inc.	1,586	54,590
Keysight Technologies, Inc.*	873	140,972
KLA Corp.	678	270,637
Lam Research Corp.	661	350,409
LivePerson, Inc.*	7,692	33,922
MaxLinear, Inc. Cl A*	11,075	389,951
Microchip Technology, Inc.	7,662	641,922
Micron Technology, Inc.	5,342	322,336
Microsoft Corp.	36,443	10,506,517
MKS Instruments, Inc.	1,525	135,145
Model N, Inc.*	4,126	138,097
MongoDB, Inc. Cl A*	704	164,116
Monolithic Power Systems, Inc.	1,182	591,638
Motorola Solutions, Inc.	1,963	561,673
NetApp, Inc.	1,055	67,362
Novanta, Inc.*	2,463	391,839
NVIDIA Corp.	12,044	3,345,462
NXP Semiconductors N.V.	1,269	236,637
Okta, Inc. Cl A*	3,548	305,980
ON Semiconductor Corp.*	2,115	174,107
Onto Innovation, Inc.*	2,418	212,494
Oracle Corp.	7,524	699,130
Palo Alto Networks, Inc.*	2,508	500,948
Paycom Software, Inc.*	237	72,050
PDF Solutions, Inc.*	5,936	251,686
Perficient, Inc.*	3,765	271,795
PTC, Inc.*	4,558	584,472
Q2 Hldgs., Inc.*	2,341	57,635
Qorvo, Inc.*	489	49,668
QUALCOMM, Inc.	5,459	696,459
Qualys, Inc.*	915	118,968
Rapid7, Inc.*	5,025	230,698
Roper Technologies, Inc.	519	228,718
Salesforce, Inc.*	4,896	978,123
Seagate Technology Hldgs. PLC	940	62,153
Sequans Communications S.A.*	8,644	17,288
ServiceNow, Inc.*	994	461,932
Silicon Laboratories, Inc.*	1,025	179,467
Skyworks Solutions, Inc.	778	91,788
SolarEdge Technologies, Inc.*	274	83,282
Splunk, Inc.*	2,920	279,970
Synaptics, Inc.*	1,945	216,187
Synopsys, Inc.*	1,626	628,043
TE Connectivity Ltd.	1,549	203,151

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

Teledyne Technologies, Inc.*	2,029	907,693
Tenable Hldgs., Inc.*	3,936	186,999
Teradyne, Inc.	5,700	612,807
Texas Instruments, Inc.	4,437	825,326
Trimble, Inc.*	1,207	63,271
TTM Technologies, Inc.*	3,220	43,438
Tyler Technologies, Inc.*	204	72,347
Varonis Systems, Inc. Cl B*	5,879	152,913
VeriSign, Inc.*	449	94,887
Viasat, Inc.*	18,571	628,443
Western Digital Corp.*	1,563	58,878
Xperi, Inc.*	8,577	93,747
Zebra Technologies Corp. Cl A*	253	80,454
Zuora, Inc. Cl A*	41,736	412,352

		57,851,458

MATERIALS (4.0%)
Air Products & Chemicals, Inc.	1,087	312,197
Albemarle Corp.	1,332	294,425
Amcor PLC	7,274	82,778
Ashland, Inc.	9,057	930,245
ATI, Inc.*	4,768	188,145
Avery Dennison Corp.	397	71,035
Avient Corp.	9,016	371,099
Ball Corp.	1,537	84,704
Celanese Corp. Cl A	488	53,138
CF Industries Hldgs., Inc.	961	69,663
Corteva, Inc.	3,490	210,482
Crown Hldgs., Inc.	16,466	1,361,903
Dow, Inc.	3,451	189,184
DuPont de Nemours, Inc.	2,243	160,980
Eastman Chemical Co.	582	49,086
Ecolab, Inc.	1,213	200,788
FMC Corp.	4,733	578,041
Freeport-McMoRan, Inc.	10,173	416,178
Innospec, Inc.	2,892	296,922
International Flavors & Fragrances, Inc.	1,248	114,766
International Paper Co.	1,741	62,781
Kaiser Aluminum Corp.	5,556	414,644
Linde PLC	2,411	856,966
Livent Corp.*	5,433	118,005
LyondellBasell Industries N.V. Cl A	1,243	116,705
Martin Marietta Materials, Inc.	304	107,938
Materion Corp.	5,392	625,472
Mosaic Co.	1,667	76,482
Newmont Corp.	6,771	331,914
Nucor Corp.	1,239	191,388
Orion Engineered Carbons S.A.	7,837	204,467
Packaging Corp. of America	2,456	340,967
PPG Industries, Inc.	1,957	261,416
Sealed Air Corp.	708	32,504
Sherwin-Williams Co.	1,155	259,609
Steel Dynamics, Inc.	2,787	315,098
Stepan Co.	516	53,164
Valvoline, Inc.	15,724	549,397
Vulcan Materials Co.	2,447	419,807
Westrock Co.	1,247	37,996

		11,412,479

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

REAL ESTATE (3.5%)
Alexander’s, Inc.	581	112,569
Alexandria Real Estate Equities, Inc.	3,421	429,643
American Tower Corp.	2,280	465,895
Apartment Income REIT Corp.	3,767	134,896
Apartment Investment & Management Co. Cl A	23,119	177,785
AvalonBay Communities, Inc.	1,747	293,601
Boston Properties, Inc.	698	37,776
Brandywine Realty Trust	11,249	53,208
Camden Property Trust	3,061	320,915
CBRE Group, Inc. Cl A*	1,547	112,637
Cousins Properties, Inc.	7,613	162,766
Crown Castle, Inc.	2,120	283,741
CTO Realty Growth, Inc.	6,227	107,478
Digital Realty Trust, Inc.	1,408	138,420
Easterly Government Properties, Inc. Cl A	15,629	214,742
EastGroup Properties, Inc.	1,204	199,045
Equinix, Inc.	454	327,352
Equity Commonwealth	11,462	237,378
Equity Residential	1,667	100,020
Essex Property Trust, Inc.	317	66,297
Extra Space Storage, Inc.	656	106,882
Federal Realty Investment Trust	359	35,480
Gaming & Leisure Properties, Inc.	3,902	203,138
Healthpeak Properties, Inc.	2,677	58,814
Highwoods Properties, Inc.	6,035	139,952
Host Hotels & Resorts, Inc.	29,101	479,876
Invitation Homes, Inc.	2,844	88,818
Iron Mountain, Inc.	1,423	75,291
Kilroy Realty Corp.	1,691	54,788
Kimco Realty Corp.	3,028	59,137
Life Storage, Inc.	1,572	206,073
LXP Industrial Trust	19,487	200,911
Mid-America Apartment Communities, Inc.	565	85,338
PotlatchDeltic Corp.	9,067	448,817
Prologis, Inc.	4,519	563,836
Public Storage	774	233,856
Realty Income Corp.	6,985	442,290
Regency Centers Corp.	754	46,130
Sabra Health Care REIT, Inc.	21,716	249,734
SBA Communications Corp. Cl A	2,213	577,748
Simon Property Group, Inc.	1,601	179,264
Sun Communities, Inc.	1,879	264,714
UDR, Inc.	1,514	62,165
Ventas, Inc.	1,958	84,879
VICI Properties, Inc. Cl A	4,914	160,295
Welltower, Inc.	9,488	680,195
Weyerhaeuser Co.	12,211	367,917

		10,132,502

UTILITIES (3.7%)
AES Corp.	11,733	282,531
Alliant Energy Corp.	1,229	65,629
Ameren Corp.	4,982	430,395
American Electric Power Co., Inc.	2,516	228,931
American Water Works Co., Inc.	945	138,433
Atmos Energy Corp.	2,206	247,866
Avista Corp.	6,379	270,789

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

Black Hills Corp.	5,828	367,747
CenterPoint Energy, Inc.	3,082	90,796
Chesapeake Utilities Corp.	2,181	279,146
CMS Energy Corp.	1,426	87,528
Consolidated Edison, Inc.	1,737	166,179
Constellation Energy Corp.	1,601	125,678
Dominion Energy, Inc.	4,080	228,113
DTE Energy Co.	3,702	405,517
Duke Energy Corp.	3,770	363,692
Edison International	1,870	132,003
Entergy Corp.	3,164	340,889
Evergy, Inc.	13,917	850,607
Eversource Energy	1,705	133,433
Exelon Corp.	4,865	203,795
FirstEnergy Corp.	2,659	106,519
IDACORP, Inc.	3,697	400,496
NextEra Energy, Inc.	9,729	749,911
NiSource, Inc.	23,988	670,704
NorthWestern Corp.	4,408	255,047
NRG Energy, Inc.	13,552	464,698
PG&E Corp.*	7,882	127,452
Pinnacle West Capital Corp.	554	43,899
Portland General Electric Co.	5,633	275,397
PPL Corp.	9,424	261,893
Public Svc. Enterprise Group, Inc.	7,975	498,039
Sempra Energy	3,619	547,048
Southern Co.	5,330	370,861
Spire, Inc.	3,162	221,783
WEC Energy Group, Inc.	1,544	146,356
Xcel Energy, Inc.	2,679	180,672

		10,760,472

TOTAL COMMON STOCKS (Cost: $212,258,303) 97.7%		281,045,474

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.3%)
U.S. Treasury Bill	A-1+	4.33	05/16/23	300,000	298,388
U.S. Treasury Bill	A-1+	4.56	04/17/23	250,000	249,494
U.S. Treasury Bill (1)	A-1+	4.60	04/20/23	300,000	299,280

					847,162

U.S. GOVERNMENT AGENCIES (1.3%)
FHLMC	A-1+	3.90	04/03/23	3,900,000	3,899,155

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $4,746,317) 1.6%					4,746,317

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.7%)
Citibank, New York Time Deposit		4.08	04/03/23	1,997,745	1,997,745

TOTAL TEMPORARY CASH INVESTMENT (Cost: $1,997,745) 0.7%					1,997,745

TOTAL INVESTMENTS (Cost: $219,002,365) 100.0%					287,789,536

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

OTHER NET ASSETS -0.0% (2)	(81,537)

NET ASSETS 100.0%	$287,707,999

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS:
COMMUNICATION SERVICES (3.0%)
EchoStar Corp. Cl A*	167,975	3,072,262
TEGNA, Inc.	499,436	8,445,463

		11,517,725

CONSUMER DISCRETIONARY (10.3%)
Bloomin’ Brands, Inc.	296,216	7,597,940
Capri Hldgs. Ltd.*	87,854	4,129,138
Golden Entertainment, Inc.*	92,899	4,042,036
Marriott Vacations Worldwide Corp.	50,892	6,863,295
Sonic Automotive, Inc. Cl A	134,687	7,318,892
Steven Madden Ltd.	69,580	2,504,880
Taylor Morrison Home Corp. Cl A*	202,050	7,730,433

		40,186,614

CONSUMER STAPLES (4.0%)
Crimson Wine Group Ltd.*	553,189	3,402,112
TreeHouse Foods, Inc.*	244,197	12,314,855

		15,716,967

ENERGY (7.4%)
ChampionX Corp.	354,710	9,623,282
EQT Corp.	178,442	5,694,084
Ovintiv, Inc.	131,883	4,758,339
PDC Energy, Inc.	134,617	8,639,719

		28,715,424

FINANCIALS (22.1%)
American Equity Investment Life Hldg. Co.	88,255	3,220,425
Argo Group International Hldgs. Ltd.	71,100	2,082,519
Bank of Marin Bancorp	62,230	1,362,215
Banner Corp.	112,807	6,133,317
Brookline Bancorp, Inc.	363,835	3,820,267
Dime Community Bancshares, Inc.	85,393	1,940,129
Eastern Bankshares, Inc.	529,257	6,679,223
Ellington Financial, Inc.	339,458	4,144,782
Enterprise Financial Svcs. Corp.	136,807	6,100,224
Essent Group Ltd.	147,569	5,910,138
First Interstate BancSystem, Inc. Cl A	196,607	5,870,685
Green Dot Corp. Cl A*	218,454	3,753,040
Hancock Whitney Corp.	146,515	5,333,146
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	32,177	920,262
Home BancShares, Inc.	242,468	5,263,980
Moelis & Co. Cl A	52,958	2,035,706
Selective Insurance Group, Inc.	78,208	7,455,569
Stifel Financial Corp.	35,145	2,076,718
Stock Yards Bancorp, Inc.	88,398	4,874,266
TriCo Bancshares	83,679	3,480,210
UMB Financial Corp.	60,417	3,487,269

		85,944,090

HEALTH CARE (5.7%)
BioCryst Pharmaceuticals, Inc.*	189,119	1,577,252
Emergent BioSolutions, Inc.*	101,005	1,046,412
NanoString Technologies, Inc.*	92,993	920,631
NextGen Healthcare, Inc.*	293,239	5,105,291
Orthofix Medical, Inc.*	127,239	2,131,253
Supernus Pharmaceuticals, Inc.*	188,374	6,824,790
Syneos Health, Inc. Cl A*	69,180	2,464,192
Vericel Corp.*	71,268	2,089,578

		22,159,399

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

INDUSTRIALS (22.5%)
Arcosa, Inc.	94,647	5,973,172
Builders FirstSource, Inc.*	53,083	4,712,709
Deluxe Corp.	306,766	4,908,256
Ducommun, Inc.*	27,240	1,490,300
Encore Wire Corp.	19,239	3,565,564
EnPro Industries, Inc.	88,765	9,221,796
ICF International, Inc.	48,382	5,307,505
KBR, Inc.	110,580	6,087,429
Miller Industries, Inc.	259,219	9,163,392
Mueller Industries, Inc.	227,960	16,750,501
UFP Industries, Inc.	96,109	7,637,782
VSE Corp.	172,780	7,757,822
Werner Enterprises, Inc.	105,562	4,802,015

		87,378,243

INFORMATION TECHNOLOGY (4.8%)
Adeia, Inc.	305,628	2,707,864
Coherent Corp.*	62,663	2,386,207
Cohu, Inc.*	63,821	2,450,088
Digi International, Inc.*	57,507	1,936,836
MaxLinear, Inc. Cl A*	56,435	1,987,076
Sequans Communications S.A.*	123,214	246,428
TTM Technologies, Inc.*	45,030	607,455
Viasat, Inc.*	67,764	2,293,134
Xperi, Inc.*	122,251	1,336,203
Zuora, Inc. Cl A*	269,600	2,663,648

		18,614,939

MATERIALS (3.9%)
Avient Corp.	75,320	3,100,171
Kaiser Aluminum Corp.	78,051	5,824,946
Materion Corp.	47,319	5,489,004
Stepan Co.	7,177	739,447

		15,153,568

REAL ESTATE (7.3%)
Alexander’s, Inc.	4,973	963,519
Apartment Investment & Management Co. Cl A	329,530	2,534,086
Cousins Properties, Inc.	108,511	2,319,965
CTO Realty Growth, Inc.	88,764	1,532,066
Easterly Government Properties, Inc. Cl A	222,778	3,060,970
Equity Commonwealth	163,372	3,383,434
Highwoods Properties, Inc.	86,025	1,994,920
LXP Industrial Trust	277,765	2,863,757
PotlatchDeltic Corp.	129,233	6,397,033
Sabra Health Care REIT, Inc.	309,536	3,559,664

		28,609,414

UTILITIES (5.1%)
Avista Corp.	90,921	3,859,596
Black Hills Corp.	83,078	5,242,222
NorthWestern Corp.	62,837	3,635,749
Portland General Electric Co.	80,289	3,925,329
Spire, Inc.	45,069	3,161,140

		19,824,036

TOTAL COMMON STOCKS (Cost: $344,490,608) 96.1%		373,820,419

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (3.1%)
U.S. Treasury Bill	A-1+	4.59	04/17/23	12,100,000	12,075,365

COMMERCIAL PAPER (0.7%)
Home Depot, Inc.†	A-1	4.65	04/03/23	2,500,000	2,499,354

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $14,574,719) 3.8%					14,574,719

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.0%) (2)
Citibank, New York Time Deposit	4.08	04/03/23	33,294	33,294

TOTAL TEMPORARY CASH INVESTMENT (Cost: $33,294) 0.0% (2)				33,294

TOTAL INVESTMENTS (Cost: $359,098,621) 99.9%				388,428,432

OTHER NET ASSETS 0.1%				523,085

NET ASSETS 100.0%				$388,951,517

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS:
COMMUNICATION SERVICES (0.8%)
Iridium Communications, Inc.	60,187	3,727,381

CONSUMER DISCRETIONARY (12.5%)
Bloomin’ Brands, Inc.	240,174	6,160,463
Everi Hldgs., Inc.*	225,408	3,865,747
Five Below, Inc.*	16,672	3,433,932
Fox Factory Hldg. Corp.*	34,955	4,242,488
Golden Entertainment, Inc.*	183,099	7,966,638
Marriott Vacations Worldwide Corp.	29,216	3,940,070
Murphy USA, Inc.	11,506	2,969,123
Ollie’s Bargain Outlet Hldgs., Inc.*	71,585	4,147,635
Skyline Champion Corp.*	43,667	3,285,068
Sonic Automotive, Inc. Cl A	95,003	5,162,463
Steven Madden Ltd.	68,661	2,471,796
Taylor Morrison Home Corp. Cl A*	55,441	2,121,173
XPEL, Inc.*	84,975	5,774,051

		55,540,647

CONSUMER STAPLES (3.9%)
BJ’s Wholesale Club Hldgs., Inc.*	49,526	3,767,443
Boston Beer Co., Inc. Cl A*	8,379	2,754,177
Freshpet, Inc.*	63,494	4,202,668
TreeHouse Foods, Inc.*	131,661	6,639,664

		17,363,952

ENERGY (6.0%)
ChampionX Corp.	187,307	5,081,639
Chesapeake Energy Corp.	60,051	4,566,278
Magnolia Oil & Gas Corp. Cl A	113,926	2,492,701
Northern Oil & Gas, Inc.	233,636	7,090,852
SM Energy Co.	108,310	3,050,010
Southwestern Energy Co.*	901,377	4,506,885

		26,788,365

FINANCIALS (7.8%)
First Financial Bankshares, Inc.	112,674	3,594,301
Goosehead Insurance, Inc. Cl A*	57,763	3,015,229
Houlihan Lokey, Inc. Cl A	37,206	3,255,153
iShares Micro-Cap ETF	33,891	3,541,948
iShares Russell 2000 Growth ETF	29,199	6,622,917
Lakeland Financial Corp.	34,804	2,180,122
PJT Partners, Inc. Cl A	49,662	3,585,100
Primerica, Inc.	21,996	3,788,591
RLI Corp.	39,185	5,208,078

		34,791,439

HEALTH CARE (22.1%)
Addus HomeCare Corp.*	49,385	5,272,343
Amicus Therapeutics, Inc.*	179,129	1,986,541
AMN Healthcare Svcs., Inc.*	41,025	3,403,434
Amphastar Pharmaceuticals, Inc.*	94,832	3,556,200
Apellis Pharmaceuticals, Inc.*	24,649	1,625,848
Arrowhead Pharmaceuticals, Inc.*	45,574	1,157,580
Axsome Therapeutics, Inc.*	37,807	2,331,936
Beam Therapeutics, Inc.*	24,345	745,444
Blueprint Medicines Corp.*	32,905	1,480,396
Collegium Pharmaceutical, Inc.*	120,711	2,895,857
CONMED Corp.	32,223	3,346,681

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

Corcept Therapeutics, Inc.*	97,104	2,103,273
Halozyme Therapeutics, Inc.*	72,919	2,784,777
HealthEquity, Inc.*	44,678	2,623,045
Insmed, Inc.*	100,808	1,718,776
Inspire Medical Systems, Inc.*	16,633	3,893,286
Intra-Cellular Therapies, Inc.*	34,154	1,849,439
iRhythm Technologies, Inc.*	25,752	3,194,021
Karuna Therapeutics, Inc.*	15,951	2,897,340
Krystal Biotech, Inc.*	23,507	1,881,970
Lantheus Hldgs., Inc.*	39,430	3,255,341
LeMaitre Vascular, Inc.	37,639	1,937,279
Madrigal Pharmaceuticals, Inc.*	13,996	3,390,671
Medpace Hldgs., Inc.*	8,393	1,578,304
ModivCare, Inc.*	28,981	2,436,722
Neogen Corp.*	128,766	2,384,746
NextGen Healthcare, Inc.*	192,804	3,356,718
Omnicell, Inc.*	40,376	2,368,860
OrthoPediatrics Corp.*	44,948	1,990,747
QuidelOrtho Corp.*	12,372	1,102,221
Shockwave Medical, Inc.*	17,115	3,711,045
Silk Road Medical, Inc.*	58,028	2,270,636
Simulations Plus, Inc.	72,390	3,180,817
STAAR Surgical Co.*	31,089	1,988,141
Supernus Pharmaceuticals, Inc.*	112,276	4,067,759
Tactile Systems Technology, Inc.*	141,498	2,323,397
Tenet Healthcare Corp.*	45,782	2,720,366
Vericel Corp.*	77,438	2,270,482
Xencor, Inc.*	48,774	1,360,307

		98,442,746

INDUSTRIALS (20.5%)
Atkore, Inc.*	33,253	4,671,381
Bloom Energy Corp. Cl A*	150,306	2,995,598
Casella Waste Systems, Inc. Cl A*	47,280	3,908,165
Chart Industries, Inc.*	46,728	5,859,691
Ducommun, Inc.*	105,046	5,747,067
EMCOR Group, Inc.	42,013	6,830,894
ESCO Technologies, Inc.	84,954	8,108,859
ExlService Hldgs., Inc.*	17,367	2,810,502
Federal Signal Corp.	184,010	9,975,182
Franklin Electric Co., Inc.	55,847	5,255,203
Huron Consulting Group, Inc.*	60,210	4,839,078
ICF International, Inc.	69,535	7,627,989
Korn Ferry	59,634	3,085,463
Masonite International Corp.*	46,979	4,264,284
Maximus, Inc.	32,583	2,564,282
Mercury Systems, Inc.*	73,715	3,768,311
Saia, Inc.*	11,709	3,185,785
UFP Industries, Inc.	47,595	3,782,375
Vicor Corp.*	35,030	1,644,308

		90,924,417

INFORMATION TECHNOLOGY (17.4%)
Altair Engineering, Inc. Cl A*	48,116	3,469,645
Blackline, Inc.*	32,311	2,169,684
C3.ai, Inc. Cl A*	28,123	944,089
Calix, Inc.*	43,397	2,325,645
Cambium Networks Corp.*	160,541	2,844,787
Credo Technology Group Hldg. Ltd.*	192,052	1,809,130

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

CyberArk Software Ltd.*	19,024	2,815,172
Domo, Inc. Cl B*	131,399	1,864,552
Fabrinet*	24,989	2,967,694
Five9, Inc.*	54,820	3,962,938
Globant S.A.*	18,531	3,039,269
Grid Dynamics Hldgs., Inc.*	155,345	1,780,254
indie Semiconductor, Inc. Cl A*	117,930	1,244,161
LivePerson, Inc.*	123,425	544,304
MaxLinear, Inc. Cl A*	110,789	3,900,881
Model N, Inc.*	64,594	2,161,961
Novanta, Inc.*	38,892	6,187,328
Onto Innovation, Inc.*	37,643	3,308,067
PDF Solutions, Inc.*	95,095	4,032,028
Perficient, Inc.*	59,522	4,296,893
Q2 Hldgs., Inc.*	36,665	902,692
Qualys, Inc.*	14,487	1,883,600
Rapid7, Inc.*	78,923	3,623,355
Silicon Laboratories, Inc.*	16,061	2,812,120
Synaptics, Inc.*	30,286	3,366,289
Tenable Hldgs., Inc.*	62,241	2,957,070
Varonis Systems, Inc. Cl B*	91,846	2,388,914
Zuora, Inc. Cl A*	365,396	3,610,112

		77,212,634

MATERIALS (5.1%)
ATI, Inc.*	74,878	2,954,686
Avient Corp.	59,087	2,432,021
Innospec, Inc.	45,179	4,638,528
Livent Corp.*	86,508	1,878,954
Materion Corp.	31,371	3,639,036
Orion Engineered Carbons S.A.	122,436	3,194,355
Valvoline, Inc.	105,482	3,685,541

		22,423,121

REAL ESTATE (0.7%)
EastGroup Properties, Inc.	19,043	3,148,189

UTILITIES (1.5%)
Chesapeake Utilities Corp.	34,183	4,375,082
IDACORP, Inc.	21,472	2,326,062

		6,701,144

TOTAL COMMON STOCKS (Cost: $414,082,085) 98.3%		437,064,035

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.5%)
U.S. Treasury Bill	A-1+	4.58	04/17/23	6,700,000	6,686,377

COMMERCIAL PAPER (0.5%)
Home Depot, Inc.†	A-1	4.65	04/03/23	2,500,000	2,499,354

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $9,185,731) 2.0%					9,185,731

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.0%) (2)
Citibank, New York Time Deposit	4.08	04/03/23	61,658	61,658

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

TOTAL TEMPORARY CASH INVESTMENT (Cost: $61,658) 0.0% (2)	61,658

TOTAL INVESTMENTS (Cost: $423,329,474) 100.3%	446,311,424

OTHER NET ASSETS -0.3%	(1,536,818)

NET ASSETS 100.0%	$444,774,606

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (2.2%)
AMC Networks, Inc. Cl A*	5,558	97,710
ATN International, Inc.	2,125	86,955
Cars.com, Inc.*	12,283	237,062
Cinemark Hldgs., Inc.*	21,251	314,302
Cogent Communications Hldgs., Inc.	8,472	539,836
Consolidated Communications Hldgs., Inc.*	14,644	37,782
EW Scripps Co. Cl A*	11,493	108,149
Gannett Co., Inc.*	28,967	54,168
Gogo, Inc.*	12,870	186,615
Lumen Technologies, Inc.	182,705	484,168
Marcus Corp.	4,837	77,392
QuinStreet, Inc.*	10,028	159,144
Scholastic Corp.	5,868	200,803
Shenandoah Telecommunications Co.	9,933	188,926
Shutterstock, Inc.	4,760	345,576
TechTarget, Inc.*	5,294	191,219
Telephone & Data Systems, Inc.	19,790	207,993
Thryv Hldgs., Inc.*	6,084	140,297
Yelp, Inc. Cl A*	13,820	424,274

		4,082,371

CONSUMER DISCRETIONARY (13.8%)
Aaron’s Co., Inc.	6,103	58,955
Abercrombie & Fitch Co. Cl A*	9,716	269,619
Academy Sports & Outdoors, Inc.	15,494	1,010,984
Adtalem Global Education, Inc.*	9,012	348,043
American Axle & Manufacturing Hldgs., Inc.*	22,714	177,396
American Eagle Outfitters, Inc.	34,558	464,460
America’s Car-Mart, Inc.*	1,149	91,012
Asbury Automotive Group, Inc.*	4,389	921,690
Big Lots, Inc.	5,742	62,932
BJ’s Restaurants, Inc.*	4,638	135,151
Bloomin’ Brands, Inc.	17,408	446,515
Boot Barn Hldgs., Inc.*	5,912	453,096
Brinker International, Inc.*	8,737	332,006
Buckle, Inc.	5,860	209,143
Caleres, Inc.	7,062	152,751
Cavco Industries, Inc.*	1,603	509,337
Century Communities, Inc.	5,607	358,399
Cheesecake Factory, Inc.	9,482	332,344
Chico’s FAS, Inc.*	24,799	136,395
Children’s Place, Inc.*	2,425	97,606
Chuy’s Hldgs., Inc.*	3,568	127,913
Cracker Barrel Old Country Store, Inc.	4,402	500,067
Dave & Buster’s Entertainment, Inc.*	8,330	306,461
Designer Brands, Inc. Cl A	9,975	87,182
Dine Brands Global, Inc.	3,109	210,293
Dorman Products, Inc.*	5,607	483,660
El Pollo Loco Hldgs., Inc.	3,893	37,334
Ethan Allen Interiors, Inc.	4,523	124,202
Frontdoor, Inc.*	16,158	450,485
Genesco, Inc.*	2,375	87,590
Gentherm, Inc.*	6,582	397,684
G-III Apparel Group Ltd.*	8,474	131,771

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

Golden Entertainment, Inc.*	4,352	189,356
Green Brick Partners, Inc.*	5,386	188,833
Group 1 Automotive, Inc.	2,891	654,580
Guess?, Inc.	6,046	117,655
Hanesbrands, Inc.	69,271	364,365
Haverty Furniture Cos., Inc.	2,623	83,700
Hibbett, Inc.	2,524	148,866
Installed Building Products, Inc.	4,651	530,354
iRobot Corp.*	5,399	235,612
Jack in the Box, Inc.	4,084	357,718
Kontoor Brands, Inc.	9,788	473,641
La-Z-Boy, Inc.	8,553	248,721
LCI Industries	5,042	553,965
Leslie’s, Inc.*	29,497	324,762
LGI Homes, Inc.*	4,064	463,418
M/I Homes, Inc.*	5,439	343,147
MarineMax, Inc.*	4,333	124,574
MDC Hldgs., Inc.	11,514	447,549
Meritage Homes Corp.	7,251	846,627
Mister Car Wash, Inc.*	15,723	135,532
Monarch Casino & Resort, Inc.	2,632	195,163
Monro, Inc.	6,225	307,702
Movado Group, Inc.	3,114	89,590
National Vision Hldgs., Inc.*	15,647	294,789
ODP Corp.*	7,993	359,525
Oxford Industries, Inc.	2,939	310,329
Patrick Industries, Inc.	4,269	293,750
Perdoceo Education Corp.*	13,318	178,861
PetMed Express, Inc.	4,181	67,899
Ruth’s Hospitality Group, Inc.	6,010	98,684
Sabre Corp.*	65,107	279,309
Sally Beauty Hldgs., Inc.*	21,281	331,558
Shake Shack, Inc. Cl A*	7,399	410,571
Shoe Carnival, Inc.	3,340	85,671
Signet Jewelers Ltd.	9,009	700,720
Six Flags Entertainment Corp.*	14,675	391,969
Sleep Number Corp.*	4,362	132,648
Sonic Automotive, Inc. Cl A	3,310	179,865
Sonos, Inc.*	25,250	495,405
Standard Motor Products, Inc.	3,721	137,342
Steven Madden Ltd.	14,516	522,576
Strategic Education, Inc.	4,412	396,330
Stride, Inc.*	8,120	318,710
Sturm Ruger & Co., Inc.	3,503	201,212
Tri Pointe Homes, Inc.*	20,009	506,628
Upbound Group, Inc.	9,934	243,482
Urban Outfitters, Inc.*	11,880	329,314
Vista Outdoor, Inc.*	11,219	310,878
Winnebago Industries, Inc.	6,056	349,431
Wolverine World Wide, Inc.	15,615	266,236
XPEL, Inc.*	3,888	264,190
Zumiez, Inc.*	3,092	57,016

		25,452,804

CONSUMER STAPLES (5.3%)
Andersons, Inc.	6,172	255,027
B&G Foods, Inc.	14,210	220,681
Calavo Growers, Inc.	3,516	101,155

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

Cal-Maine Foods, Inc.	7,525	458,197
Central Garden & Pet Co.*	1,916	78,671
Central Garden & Pet Co. Cl A*	8,162	318,889
Chefs’ Warehouse, Inc.*	6,753	229,940
Edgewell Personal Care Co.	10,195	432,472
elf Beauty, Inc.*	10,039	826,712
Fresh Del Monte Produce, Inc.	6,072	182,828
Hain Celestial Group, Inc.*	17,729	304,052
Hostess Brands, Inc. Cl A*	26,547	660,489
Inter Parfums, Inc.	3,539	503,387
J&J Snack Foods Corp.	2,974	440,806
John B Sanfilippo & Son, Inc.	1,776	172,130
Medifast, Inc.	2,167	224,653
MGP Ingredients, Inc.	3,053	295,286
National Beverage Corp.*	4,627	243,936
Nu Skin Enterprises, Inc. Cl A	9,799	385,199
PriceSmart, Inc.	4,987	356,471
Seneca Foods Corp. Cl A*	1,051	54,936
Simply Good Foods Co.*	16,768	666,863
SpartanNash Co.	6,994	173,451
Tootsie Roll Industries, Inc.	3,621	162,619
TreeHouse Foods, Inc.*	10,008	504,704
United Natural Foods, Inc.*	11,863	312,590
Universal Corp.	4,869	257,522
USANA Health Sciences, Inc.*	2,209	138,946
Vector Group Ltd.	26,089	313,329
WD-40 Co.	2,694	479,667

		9,755,608

ENERGY (4.5%)
Archrock, Inc.	26,535	259,247
Bristow Group, Inc.*	4,666	104,518
Callon Petroleum Co.*	10,139	339,048
Civitas Resources, Inc.	10,294	703,492
Comstock Resources, Inc.	18,158	195,925
CONSOL Energy, Inc.	6,476	377,357
Core Laboratories N.V.	9,247	203,896
CVR Energy, Inc.	5,781	189,501
DMC Global, Inc.*	3,679	80,828
Dorian LPG Ltd.	6,321	126,041
Dril-Quip, Inc.*	6,726	192,969
Green Plains, Inc.*	11,756	364,318
Helix Energy Solutions Group, Inc.*	28,297	219,019
Helmerich & Payne, Inc.	20,718	740,668
Nabors Industries Ltd.*	1,781	217,122
NexTier Oilfield Solutions, Inc.*	31,644	251,570
Northern Oil & Gas, Inc.	14,706	446,327
Oceaneering International, Inc.*	19,879	350,467
Oil States International, Inc.*	12,670	105,541
Par Pacific Hldgs., Inc.*	11,003	321,288
Patterson-UTI Energy, Inc.	42,991	502,995
ProPetro Hldg. Corp.*	19,079	137,178
Ranger Oil Corp. Cl A	3,791	154,824
REX American Resources Corp.*	3,034	86,742
RPC, Inc.	16,499	126,877
SM Energy Co.	24,348	685,640
Talos Energy, Inc.*	12,934	191,941
US Silica Hldgs., Inc.*	15,011	179,231

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

Vital Energy, Inc.*	3,334	151,830
World Fuel Svcs. Corp.	12,277	313,677

		8,320,077

FINANCIALS (18.0%)
Ambac Financial Group, Inc.*	8,917	138,035
American Equity Investment Life Hldg. Co.	13,764	502,248
Ameris Bancorp	12,926	472,833
AMERISAFE, Inc.	3,798	185,912
Apollo Commercial Real Estate Finance, Inc.	25,769	239,909
ARMOUR Residential REIT, Inc.	32,302	169,585
Assured Guaranty Ltd.	11,888	597,610
Atlantic Union Bankshares Corp.	14,814	519,231
Avantax, Inc.*	7,894	207,770
Axos Financial, Inc.*	10,588	390,909
B Riley Financial, Inc.	3,174	90,110
Banc of California, Inc.	10,884	136,377
BancFirst Corp.	3,455	287,110
Bancorp, Inc.*	11,042	307,520
BankUnited, Inc.	15,005	338,813
Banner Corp.	6,780	368,629
Berkshire Hills Bancorp, Inc.	8,796	220,428
Bread Financial Hldgs., Inc.	9,885	299,713
Brightsphere Investment Group, Inc.	6,408	151,101
Brookline Bancorp, Inc.	17,405	182,752
Capitol Federal Financial, Inc.	25,105	168,957
Central Pacific Financial Corp.	5,358	95,908
City Hldg. Co.	2,946	267,732
Community Bank System, Inc.	10,655	559,281
Customers Bancorp, Inc.*	6,034	111,750
CVB Financial Corp.	26,060	434,681
Dime Community Bancshares, Inc.	6,424	145,953
Donnelley Financial Solutions, Inc.*	4,963	202,788
Eagle Bancorp, Inc.	6,215	208,016
Ellington Financial, Inc.	12,535	153,052
Employers Hldgs., Inc.	5,393	224,834
Encore Capital Group, Inc.*	4,637	233,937
Enova International, Inc.*	6,190	275,022
EVERTEC, Inc.	12,928	436,320
EZCORP, Inc. Cl A*	10,446	89,836
FB Financial Corp.	6,950	216,006
First BanCorp.	36,227	413,712
First Bancorp/Southern Pines NC	8,073	286,753
First Commonwealth Financial Corp.	20,393	253,485
First Financial Bancorp	18,805	409,385
First Hawaiian, Inc.	25,253	520,969
Franklin BSP Realty Trust, Inc.	16,354	195,103
Genworth Financial, Inc. Cl A*	98,227	493,100
Green Dot Corp. Cl A*	9,277	159,379
Hanmi Financial Corp.	6,045	112,256
HCI Group, Inc.	1,347	72,199
Heritage Financial Corp.	6,961	148,965
Hilltop Hldgs., Inc.	9,106	270,175
HomeStreet, Inc.	3,528	63,469
Hope Bancorp, Inc.	23,693	232,665
Horace Mann Educators Corp.	8,110	271,523
Independent Bank Corp.	9,050	593,861
Independent Bank Group, Inc.	7,024	325,562

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

Invesco Mortgage Capital, Inc.	7,039	78,063
iShares Core S&P Small-Cap ETF	36,702	3,549,083
James River Group Hldgs. Ltd.	7,428	153,388
KKR Real Estate Finance Trust, Inc.	11,508	131,076
Lakeland Financial Corp.	5,026	314,829
LendingTree, Inc.*	2,155	57,452
Mercury General Corp.	5,270	167,270
Mr Cooper Group, Inc.*	13,741	562,969
National Bank Hldgs. Corp. Cl A	7,457	249,511
NBT Bancorp, Inc.	8,494	286,333
New York Mortgage Trust, Inc.	18,393	183,194
NMI Hldgs., Inc. Cl A*	16,572	370,053
Northfield Bancorp, Inc.	8,278	97,515
Northwest Bancshares, Inc.	25,187	303,000
OFG Bancorp	9,434	235,284
Pacific Premier Bancorp, Inc.	18,841	452,561
Palomar Hldgs., Inc.*	5,003	276,166
Park National Corp.	2,870	340,296
Pathward Financial, Inc.	5,465	226,743
Payoneer Global, Inc.*	39,579	248,556
PennyMac Mortgage Investment Trust	17,633	217,415
Piper Sandler Cos.	2,716	376,465
PRA Group, Inc.*	7,728	301,083
Preferred Bank	2,619	143,547
ProAssurance Corp.	10,700	197,736
PROG Hldgs., Inc.*	9,920	235,997
Provident Financial Svcs., Inc.	14,925	286,261
Radian Group, Inc.	31,141	688,216
Ready Capital Corp.	19,502	198,335
Redwood Trust, Inc.	22,502	151,663
Renasant Corp.	11,094	339,255
S&T Bancorp, Inc.	7,733	243,203
Safety Insurance Group, Inc.	2,922	217,747
Seacoast Banking Corp. of Florida	16,585	393,064
ServisFirst Bancshares, Inc.	9,695	529,638
Simmons First National Corp. Cl A	25,191	440,591
SiriusPoint Ltd.*	16,843	136,934
Southside Bancshares, Inc.	5,942	197,274
Stellar Bancorp, Inc.	8,925	219,644
Stewart Information Svcs. Corp.	5,379	217,043
StoneX Group, Inc.*	3,480	360,284
Tompkins Financial Corp.	2,489	164,797
Triumph Financial, Inc.*	4,483	260,283
Trupanion, Inc.*	6,972	299,029
TrustCo Bank Corp.	3,772	120,478
Trustmark Corp.	12,091	298,648
Two Harbors Investment Corp.	19,144	281,608
United Community Banks, Inc.	22,790	640,855
United Fire Group, Inc.	4,297	114,085
Universal Insurance Hldgs., Inc.	5,445	99,208
Veritex Hldgs., Inc.	10,713	195,619
Virtus Investment Partners, Inc.	1,348	256,646
Walker & Dunlop, Inc.	6,087	463,647
Washington Federal, Inc.	12,970	390,656
Westamerica BanCorp	5,336	236,385
WisdomTree, Inc.	22,079	129,383
World Acceptance Corp.*	663	55,221

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

WSFS Financial Corp.	12,216	459,444

		33,293,958

HEALTH CARE (10.7%)
AdaptHealth Corp. Cl A*	15,227	189,272
Addus HomeCare Corp.*	3,194	340,991
Agiliti, Inc.*	6,610	105,628
AMN Healthcare Svcs., Inc.*	8,593	712,875
Amphastar Pharmaceuticals, Inc.*	7,475	280,312
AngioDynamics, Inc.*	7,759	80,228
ANI Pharmaceuticals, Inc.*	2,423	96,241
Anika Therapeutics, Inc.*	2,897	83,202
Apollo Medical Hldgs., Inc.*	7,798	284,393
Arcus Biosciences, Inc.*	10,337	188,547
Artivion, Inc.*	7,996	104,748
Avanos Medical, Inc.*	9,220	274,203
Avid Bioservices, Inc.*	12,355	231,780
BioLife Solutions, Inc.*	6,784	147,552
Cara Therapeutics, Inc.*	8,950	43,944
Cardiovascular Systems, Inc.*	8,320	165,235
Catalyst Pharmaceuticals, Inc.*	18,984	314,755
Certara, Inc.*	20,895	503,778
Coherus Biosciences, Inc.*	12,799	87,545
Collegium Pharmaceutical, Inc.*	6,657	159,701
Community Health Systems, Inc.*	24,841	121,721
Computer Programs & Systems, Inc.*	2,821	85,194
CONMED Corp.	6,044	627,730
Contra Progenics Pharmaceuticals, Inc. - contingent value rights*	3,670	0	††
Corcept Therapeutics, Inc.*	18,997	411,475
CorVel Corp.*	1,803	343,075
Cross Country Healthcare, Inc.*	7,025	156,798
Cutera, Inc.*	3,539	83,591
Cytokinetics, Inc.*	18,763	660,270
Dynavax Technologies Corp.*	23,527	230,800
Eagle Pharmaceuticals, Inc.*	2,065	58,584
Embecta Corp.	11,343	318,965
Emergent BioSolutions, Inc.*	8,804	91,209
Enanta Pharmaceuticals, Inc.*	3,893	157,433
Enhabit, Inc.*	9,838	136,847
Ensign Group, Inc.	11,050	1,055,717
Fulgent Genetics, Inc.*	3,911	122,101
Glaukos Corp.*	9,458	473,846
Harmony Biosciences Hldgs., Inc.*	5,881	192,015
HealthStream, Inc.*	4,789	129,782
Heska Corp.*	2,018	196,997
Innoviva, Inc.*	12,453	140,096
Inogen, Inc.*	4,545	56,722
Integer Hldgs. Corp.*	6,569	509,097
Ironwood Pharmaceuticals, Inc. Cl A*	26,461	278,370
iTeos Therapeutics, Inc.*	4,867	66,240
LeMaitre Vascular, Inc.	3,839	197,593
Ligand Pharmaceuticals, Inc.*	3,182	234,068
Merit Medical Systems, Inc.*	11,286	834,600
Mesa Laboratories, Inc.	996	174,031
ModivCare, Inc.*	2,523	212,134
Myriad Genetics, Inc.*	16,067	373,236
Nektar Therapeutics Cl A*	37,267	26,195
NeoGenomics, Inc.*	25,043	435,999

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

NextGen Healthcare, Inc.*	10,604	184,616
NuVasive, Inc.*	10,337	427,021
OmniAb, Inc. Cl CR3*	1,207	0	††
OmniAb, Inc. Cl CR4*	1,207	0	††
OraSure Technologies, Inc.*	14,399	87,114
Orthofix Medical, Inc.*	6,778	113,531
Owens & Minor, Inc.*	15,116	219,938
Pacira BioSciences, Inc.*	9,097	371,249
Pediatrix Medical Group, Inc.*	16,244	242,198
Phibro Animal Health Corp. Cl A	4,033	61,786
Prestige Consumer Healthcare, Inc.*	9,852	617,031
RadNet, Inc.*	9,667	241,965
REGENXBIO, Inc.*	7,468	141,220
Select Medical Hldgs. Corp.	20,646	533,699
Simulations Plus, Inc.	3,184	139,905
Supernus Pharmaceuticals, Inc.*	10,719	388,349
Tandem Diabetes Care, Inc.*	12,749	517,737
uniQure N.V.*	8,169	164,524
US Physical Therapy, Inc.	2,578	252,412
Vanda Pharmaceuticals, Inc.*	11,259	76,449
Varex Imaging Corp.*	7,951	144,629
Veradigm, Inc.*	21,664	282,715
Vericel Corp.*	9,363	274,523
Vir Biotechnology, Inc.*	15,045	350,097
Xencor, Inc.*	11,882	331,389
Zynex, Inc.*	4,307	51,684

		19,803,242

INDUSTRIALS (17.2%)
3D Systems Corp.*	26,007	278,795
AAON, Inc.	8,333	805,718
AAR Corp.*	6,490	354,029
ABM Industries, Inc.	13,106	588,984
Aerojet Rocketdyne Hldgs., Inc.*	15,032	844,347
AeroVironment, Inc.*	4,988	457,200
Alamo Group, Inc.	2,040	375,686
Albany International Corp. Cl A	6,166	550,994
Allegiant Travel Co.*	3,101	285,230
American Woodmark Corp.*	3,296	171,623
Apogee Enterprises, Inc.	4,405	190,516
Applied Industrial Technologies, Inc.	7,654	1,087,863
ArcBest Corp.	4,804	443,986
Arcosa, Inc.	9,588	605,099
Astec Industries, Inc.	4,503	185,749
AZZ, Inc.	4,936	203,561
Barnes Group, Inc.	10,027	403,888
Boise Cascade Co.	7,822	494,741
Brady Corp. Cl A	9,161	492,220
CIRCOR International, Inc.*	4,038	125,663
Comfort Systems USA, Inc.	7,091	1,035,002
CoreCivic, Inc.*	22,800	209,760
CSG Systems International, Inc.	5,964	320,267
Deluxe Corp.	8,553	136,848
DXP Enterprises, Inc.*	3,125	84,125
Dycom Industries, Inc.*	5,861	548,883
Encore Wire Corp.	3,637	674,045
Enerpac Tool Group Corp. Cl A	11,297	288,073
EnPro Industries, Inc.	4,125	428,546

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

ESCO Technologies, Inc.	5,117	488,418
Federal Signal Corp.	12,023	651,767
Forrester Research, Inc.*	2,229	72,108
Forward Air Corp.	5,272	568,111
Franklin Electric Co., Inc.	7,715	725,981
GEO Group, Inc.*	24,616	194,220
Gibraltar Industries, Inc.*	6,141	297,838
GMS, Inc.*	8,253	477,766
Granite Construction, Inc.	8,671	356,205
Greenbrier Cos., Inc.	6,500	209,105
Griffon Corp.	9,411	301,246
Harsco Corp.*	15,758	107,627
Hawaiian Hldgs., Inc.*	10,194	93,377
Healthcare Svcs. Group, Inc.	14,690	203,750
Heartland Express, Inc.	9,240	147,101
Heidrick & Struggles International, Inc.	3,938	119,558
Hillenbrand, Inc.	13,760	654,013
HNI Corp.	8,202	228,344
Hub Group, Inc. Cl A*	6,475	543,511
Insteel Industries, Inc.	3,857	107,302
Interface, Inc. Cl A	11,534	93,656
John Bean Technologies Corp.	6,317	690,385
Kaman Corp.	5,556	127,010
KAR Auction Svcs., Inc.*	21,594	295,406
Kelly Svcs., Inc. Cl A	6,859	113,791
Kennametal, Inc.	15,967	440,370
Korn Ferry	10,451	540,735
Lindsay Corp.	2,182	329,766
Liquidity Svcs., Inc.*	4,758	62,663
Marten Transport Ltd.	11,419	239,228
Masterbrand, Inc.*	25,428	204,441
Matson, Inc.	7,491	446,988
Matthews International Corp. Cl A	6,032	217,514
MillerKnoll, Inc.	14,987	306,484
Moog, Inc. Cl A	5,694	573,670
Mueller Industries, Inc.	11,275	828,487
MYR Group, Inc.*	3,292	414,825
National Presto Industries, Inc.	1,008	72,667
NOW, Inc.*	21,898	244,163
NV5 Global, Inc.*	2,468	256,598
PGT Innovations, Inc.*	11,896	298,709
Pitney Bowes, Inc.	32,086	124,814
Powell Industries, Inc.	1,807	76,960
Proto Labs, Inc.*	5,377	178,248
Quanex Building Products Corp.	6,590	141,883
Resideo Technologies, Inc.*	28,918	528,621
Resources Connection, Inc.	6,335	108,075
RXO, Inc.*	23,080	453,291
SkyWest, Inc.*	10,033	222,432
SPX Technologies, Inc.*	8,960	632,397
Standex International Corp.	2,368	289,938
Sun Country Airlines Hldgs., Inc.*	6,459	132,409
Tennant Co.	3,687	252,670
Titan International, Inc.*	10,093	105,775
Trinity Industries, Inc.	16,140	393,170
Triumph Group, Inc.*	12,890	149,395
TrueBlue, Inc.*	6,487	115,469

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

TTEC Hldgs., Inc.	3,745	139,426
UniFirst Corp.	2,994	527,633
Veritiv Corp.	2,673	361,229
Verra Mobility Corp. Cl A*	27,637	467,618
Viad Corp.*	4,098	85,402
Wabash National Corp.	9,453	232,449

		31,735,649

INFORMATION TECHNOLOGY (13.2%)
8x8, Inc.*	22,360	93,241
A10 Networks, Inc.	12,720	197,033
Adeia, Inc.	20,831	184,563
ADTRAN Hldgs., Inc.	14,012	222,230
Advanced Energy Industries, Inc.	7,412	726,376
Agilysys, Inc.*	3,949	325,832
Alarm.com Hldgs., Inc.*	9,896	497,571
Alpha & Omega Semiconductor Ltd.*	4,438	119,604
Arlo Technologies, Inc.*	17,542	106,305
Avid Technology, Inc.*	6,584	210,556
Axcelis Technologies, Inc.*	6,499	865,992
Badger Meter, Inc.	5,803	706,921
Benchmark Electronics, Inc.	6,975	165,238
Cerence, Inc.*	7,976	224,046
CEVA, Inc.*	4,598	139,917
Clearfield, Inc.*	2,505	116,683
Cohu, Inc.*	9,444	362,555
Comtech Telecommunications Corp.	5,507	68,727
Consensus Cloud Solutions, Inc.*	3,499	119,281
Corsair Gaming, Inc.*	7,973	146,305
CTS Corp.	6,321	312,637
Digi International, Inc.*	7,087	238,690
Digital Turbine, Inc.*	17,898	221,219
Diodes, Inc.*	9,019	836,602
DoubleVerify Hldgs., Inc.*	17,326	522,379
Ebix, Inc.	4,657	61,426
ePlus, Inc.*	5,335	261,628
Extreme Networks, Inc.*	25,614	489,740
Fabrinet*	7,259	862,079
FARO Technologies, Inc.*	3,724	91,648
FormFactor, Inc.*	15,272	486,413
Harmonic, Inc.*	21,785	317,843
Ichor Hldgs. Ltd.*	5,723	187,371
Insight Enterprises, Inc.*	6,008	858,904
InterDigital, Inc.	5,338	389,140
Itron, Inc.*	8,958	496,721
Knowles Corp.*	18,090	307,530
Kulicke & Soffa Industries, Inc.	11,240	592,236
LivePerson, Inc.*	13,890	61,255
LiveRamp Hldgs., Inc.*	12,832	281,406
MaxLinear, Inc. Cl A*	14,331	504,595
Methode Electronics, Inc.	7,156	314,005
N-able, Inc.*	13,246	174,847
NETGEAR, Inc.*	5,730	106,062
NetScout Systems, Inc.*	13,367	382,965
OneSpan, Inc.*	6,999	122,483
Onto Innovation, Inc.*	9,818	862,806
OSI Systems, Inc.*	3,108	318,135
PC Connection, Inc.	2,241	100,755

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

PDF Solutions, Inc.*	5,856	248,294
Perficient, Inc.*	6,866	495,657
Photronics, Inc.*	12,241	202,956
Plexus Corp.*	5,493	535,952
Progress Software Corp.	8,594	493,725
Rambus, Inc.*	21,311	1,092,402
Rogers Corp.*	3,730	609,594
Sanmina Corp.*	11,571	705,715
ScanSource, Inc.*	5,026	152,991
Semtech Corp.*	12,658	305,564
SMART Global Hldgs., Inc.*	9,756	168,193
SPS Commerce, Inc.*	7,146	1,088,336
TTM Technologies, Inc.*	20,265	273,375
Ultra Clean Hldgs., Inc.*	9,021	299,136
Veeco Instruments, Inc.*	10,196	215,441
Viasat, Inc.*	15,143	512,439
Viavi Solutions, Inc.*	44,569	482,682
Xperi, Inc.*	8,332	91,069

		24,336,017

MATERIALS (5.7%)
AdvanSix, Inc.	5,466	209,184
American Vanguard Corp.	5,514	120,646
Arconic Corp.*	20,122	527,800
ATI, Inc.*	25,661	1,012,583
Balchem Corp.	6,372	805,930
Carpenter Technology Corp.	9,618	430,502
Century Aluminum Co.*	10,143	101,430
Clearwater Paper Corp.*	3,324	111,088
Compass Minerals International, Inc.	6,764	231,938
FutureFuel Corp.	5,120	37,786
Hawkins, Inc.	3,757	164,481
Haynes International, Inc.	2,502	125,325
HB Fuller Co.	10,649	728,924
Innospec, Inc.	4,910	504,110
Kaiser Aluminum Corp.	3,161	235,905
Koppers Hldgs., Inc.	4,144	144,916
Livent Corp.*	35,566	772,493
Materion Corp.	4,070	472,120
Mativ Hldgs., Inc.	10,894	233,894
Mercer International, Inc.	8,003	78,229
Minerals Technologies, Inc.	6,434	388,742
Myers Industries, Inc.	7,237	155,089
O-I Glass, Inc.*	30,606	695,062
Olympic Steel, Inc.	1,898	99,095
Quaker Chemical Corp.	2,702	534,861
Rayonier Advanced Materials, Inc.*	12,684	79,529
Stepan Co.	4,187	431,387
SunCoke Energy, Inc.	16,539	148,520
Sylvamo Corp.	6,335	293,057
TimkenSteel Corp.*	7,847	143,914
Tredegar Corp.	4,989	45,550
Trinseo PLC	6,935	144,595
Warrior Met Coal, Inc.	10,242	375,984

		10,584,669

REAL ESTATE (7.1%)
Acadia Realty Trust	18,828	262,651
Alexander & Baldwin, Inc.	14,375	271,831

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

American Assets Trust, Inc.	10,354	192,481
Anywhere Real Estate, Inc.*	21,708	114,618
Armada Hoffler Properties, Inc.	13,429	158,596
Brandywine Realty Trust	34,019	160,910
CareTrust REIT, Inc.	19,731	386,333
Centerspace	2,988	163,234
Chatham Lodging Trust	9,678	101,522
Community Healthcare Trust, Inc.	4,665	170,739
Cushman & Wakefield PLC*	32,229	339,694
DiamondRock Hospitality Co.	41,515	337,517
Douglas Elliman, Inc.	13,371	41,584
Easterly Government Properties, Inc. Cl A	18,006	247,402
Elme Communities	17,353	309,925
Essential Properties Realty Trust, Inc.	28,230	701,515
Four Corners Property Trust, Inc.	16,633	446,762
Getty Realty Corp.	8,432	303,805
Global Net Lease, Inc.	20,580	264,659
Hudson Pacific Properties, Inc.	25,453	169,262
Innovative Industrial Properties, Inc. Cl A	5,545	421,364
JBG SMITH Properties	19,629	295,613
Kennedy-Wilson Hldgs., Inc.	23,223	385,270
LTC Properties, Inc.	8,031	282,129
LXP Industrial Trust	54,670	563,648
Marcus & Millichap, Inc.	4,917	157,885
NexPoint Residential Trust, Inc.	4,509	196,908
Office Properties Income Trust	9,630	118,449
Orion Office REIT, Inc.	11,230	75,241
Outfront Media, Inc.	28,968	470,151
Pebblebrook Hotel Trust	26,068	365,995
RE/MAX Hldgs., Inc. Cl A	3,618	67,874
Retail Opportunity Investments Corp.	24,694	344,728
RPT Realty	16,903	160,747
Safehold, Inc.*	7,579	222,595
Saul Centers, Inc.	2,558	99,762
Service Properties Trust	32,806	326,748
SITE Centers Corp.	36,373	446,660
SL Green Realty Corp.	12,765	300,233
St Joe Co.	6,709	279,161
Summit Hotel Properties, Inc.	21,195	148,365
Sunstone Hotel Investors, Inc.	41,718	412,174
Tanger Factory Outlet Centers, Inc.	20,690	406,145
Uniti Group, Inc.	47,032	166,964
Universal Health Realty Income Trust	2,518	121,141
Urban Edge Properties	23,285	350,672
Urstadt Biddle Properties, Inc. Cl A	5,744	100,922
Veris Residential, Inc.*	15,712	230,024
Whitestone REIT Cl B	9,205	84,686
Xenia Hotels & Resorts, Inc.	22,574	295,494

		13,042,788

UTILITIES (2.2%)
American States Water Co.	7,329	651,475
Avista Corp.	14,628	620,958
California Water Svc. Group	10,870	632,634
Chesapeake Utilities Corp.	3,518	450,269
Middlesex Water Co.	3,497	273,186
Northwest Natural Hldg. Co.	6,959	330,970
Otter Tail Corp.	8,255	596,589

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

SJW Group	5,290	402,728
Unitil Corp.	3,179	181,330

		4,140,139

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $186,073,363) 99.9%		184,547,322

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.1%)
Citibank, New York Time Deposit	4.08	04/03/23	248,916	248,916

TOTAL TEMPORARY CASH INVESTMENT (Cost: $248,916) 0.1%				248,916

TOTAL INVESTMENTS (Cost: $186,322,279) 100.0%				184,796,238

OTHER NET ASSETS -0.0% (2)				(78,356)

NET ASSETS 100.0%				$184,717,882

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS:
COMMUNICATION SERVICES (1.7%)
Take-Two Interactive Software, Inc.*	9,403	1,121,778
Warner Bros Discovery, Inc.*	52,696	795,710

		1,917,488

CONSUMER DISCRETIONARY (6.8%)
Burlington Stores, Inc.*	3,844	776,873
Capri Hldgs. Ltd.*	30,891	1,451,877
Hanesbrands, Inc.	90,688	477,019
Marriott Vacations Worldwide Corp.	15,335	2,068,078
Ollie’s Bargain Outlet Hldgs., Inc.*	14,032	813,014
Steven Madden Ltd.	4,994	179,784
Taylor Morrison Home Corp. Cl A*	30,813	1,178,905
Williams-Sonoma, Inc.	4,345	528,613

		7,474,163

CONSUMER STAPLES (4.3%)
Boston Beer Co., Inc. Cl A*	4,093	1,345,369
Constellation Brands, Inc. Cl A	4,844	1,094,211
TreeHouse Foods, Inc.*	47,028	2,371,622

		4,811,202

ENERGY (8.2%)
Baker Hughes Co. Cl A	93,640	2,702,450
Cheniere Energy, Inc.	11,154	1,757,870
Devon Energy Corp.	36,628	1,853,743
Hess Corp.	8,463	1,119,994
MPLX LP*	22,877	788,113
Williams Cos., Inc.	28,908	863,193

		9,085,363

FINANCIALS (16.3%)
American Financial Group, Inc.	19,325	2,347,988
Ameriprise Financial, Inc.	11,276	3,456,094
Discover Financial Svcs.	9,319	921,090
Euronet Worldwide, Inc.*	23,378	2,615,998
Everest Re Group Ltd.	4,610	1,650,472
Fifth Third Bancorp	48,103	1,281,464
Hartford Financial Svcs. Group, Inc.	15,719	1,095,457
KeyCorp.	70,041	876,913
M&T Bank Corp.	4,420	528,499
Reinsurance Group of America, Inc.	8,298	1,101,642
Starwood Property Trust, Inc.	38,221	676,130
Synchrony Financial	19,900	578,692
Voya Financial, Inc.	13,047	932,339

		18,062,778

HEALTH CARE (7.4%)
Agilent Technologies, Inc.	14,822	2,050,475
Centene Corp.*	15,778	997,327
Envista Hldgs. Corp.*	35,291	1,442,696
Humana, Inc.	1,870	907,810
Syneos Health, Inc. Cl A*	19,701	701,750
Zimmer Biomet Hldgs., Inc.	16,278	2,103,118

		8,203,176

INDUSTRIALS (20.5%)
Alaska Air Group, Inc.*	24,338	1,021,223
Builders FirstSource, Inc.*	20,360	1,807,561
Carlisle Cos., Inc.	5,739	1,297,416
Clean Harbors, Inc.*	13,693	1,952,074

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

Crane Hldgs. Co.	23,848	2,706,748
Dover Corp.	7,227	1,098,070
Jacobs Solutions, Inc.	15,563	1,828,808
KBR, Inc.	29,526	1,625,406
L-3 Harris Technologies, Inc.	6,759	1,326,386
Mueller Industries, Inc.	36,624	2,691,132
Old Dominion Freight Line, Inc.	2,139	729,057
Oshkosh Corp.	11,968	995,498
Stanley Black & Decker, Inc.	9,530	767,927
Univar Solutions, Inc.*	81,516	2,855,505

		22,702,811

INFORMATION TECHNOLOGY (8.2%)
Ciena Corp.*	25,371	1,332,485
DXC Technology Co.*	96,084	2,455,907
MKS Instruments, Inc.	8,389	743,433
PTC, Inc.*	7,860	1,007,888
Teledyne Technologies, Inc.*	3,865	1,729,047
Teradyne, Inc.	9,798	1,053,383
Viasat, Inc.*	20,861	705,936

		9,028,079

MATERIALS (10.4%)
Ashland, Inc.	28,618	2,939,355
Crown Hldgs., Inc.	36,517	3,020,321
FMC Corp.	6,188	755,741
Freeport-McMoRan, Inc.	17,459	714,248
Newmont Corp.	15,865	777,702
Packaging Corp. of America	11,010	1,528,518
PPG Industries, Inc.	4,364	582,943
Steel Dynamics, Inc.	10,752	1,215,621

		11,534,449

REAL ESTATE (5.6%)
Alexander’s, Inc.	1,277	247,419
Apartment Income REIT Corp.	20,720	741,983
AvalonBay Communities, Inc.	5,839	981,302
Brandywine Realty Trust	61,867	292,631
Gaming & Leisure Properties, Inc.	21,460	1,117,208
Kilroy Realty Corp.	9,301	301,352
Welltower, Inc.	14,966	1,072,913
Weyerhaeuser Co.	47,425	1,428,915

		6,183,723

UTILITIES (9.4%)
AES Corp.	46,543	1,120,755
Ameren Corp.	20,440	1,765,812
Atmos Energy Corp.	8,280	930,341
Entergy Corp.	11,923	1,284,584
Evergy, Inc.	40,694	2,487,217
PPL Corp.	32,002	889,335
Public Svc. Enterprise Group, Inc.	30,426	1,900,104

		10,378,148

TOTAL COMMON STOCKS (Cost: $89,228,554) 98.8%		109,381,380

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (1.8%)
Home Depot, Inc.†	A-1	4.65	04/03/23	2,000,000	1,999,483

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $1,999,483) 1.8%				1,999,483

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.2%)
Citibank, New York Time Deposit	4.08	04/03/23	207,007	207,007

TOTAL TEMPORARY CASH INVESTMENT (Cost: $207,007) 0.2%				207,007

TOTAL INVESTMENTS (Cost: $91,435,044) 100.8%				111,587,870

OTHER NET ASSETS -0.8%				(908,961)

NET ASSETS 100.0%				$110,678,909

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (2.0%)
Cable One, Inc.	3,632	2,549,664
Frontier Communications Parent, Inc.*	167,958	3,824,404
Iridium Communications, Inc.	94,651	5,861,736
John Wiley & Sons, Inc. Cl A	32,248	1,250,255
New York Times Co. Cl A	124,026	4,822,131
Nexstar Media Group, Inc. Cl A	28,407	4,904,753
TEGNA, Inc.	168,077	2,842,182
TripAdvisor, Inc.*	78,938	1,567,709
World Wrestling Entertainment, Inc. Cl A	32,655	2,980,095
Ziff Davis, Inc.*	35,551	2,774,755

		33,377,684

CONSUMER DISCRETIONARY (15.0%)
Adient PLC*	71,857	2,943,263
Aramark	196,253	7,025,857
Autoliv, Inc.	58,435	5,455,492
AutoNation, Inc.*	25,768	3,462,188
Boyd Gaming Corp.	59,758	3,831,683
Brunswick Corp.	54,622	4,479,004
Capri Hldgs. Ltd.*	94,702	4,450,994
Carter’s, Inc.	28,749	2,067,628
Choice Hotels International, Inc.	20,879	2,446,810
Churchill Downs, Inc.	24,796	6,373,812
Columbia Sportswear Co.	26,672	2,406,881
Crocs, Inc.*	46,515	5,881,357
Dana, Inc.	96,113	1,446,501
Deckers Outdoor Corp.*	19,857	8,926,714
Dick’s Sporting Goods, Inc.	45,080	6,396,401
Five Below, Inc.*	41,821	8,613,871
Foot Locker, Inc.	59,756	2,371,716
Fox Factory Hldg. Corp.*	31,841	3,864,542
GameStop Corp. Cl A*	190,442	4,383,975
Gap, Inc.	159,502	1,601,400
Gentex Corp.	176,718	4,953,406
Goodyear Tire & Rubber Co.*	213,089	2,348,241
Graham Hldgs. Co. Cl B	2,891	1,722,573
Grand Canyon Education, Inc.*	23,105	2,631,659
H&R Block, Inc.	114,715	4,043,704
Harley-Davidson, Inc.	100,214	3,805,126
Helen of Troy Ltd.*	18,074	1,720,103
Hilton Grand Vacations, Inc.*	59,807	2,657,225
KB Home	61,492	2,470,749
Kohl’s Corp.	83,231	1,959,258
Lear Corp.	44,545	6,213,582
Leggett & Platt, Inc.	99,892	3,184,557
Light & Wonder, Inc.*	70,568	4,237,608
Lithia Motors, Inc. Cl A	20,595	4,714,813
Macy’s, Inc.	204,238	3,572,123
Marriott Vacations Worldwide Corp.	28,868	3,893,138
Mattel, Inc.*	266,983	4,915,157
Murphy USA, Inc.	15,074	3,889,846
Nordstrom, Inc.	84,416	1,373,448
Ollie’s Bargain Outlet Hldgs., Inc.*	43,605	2,526,474
Papa John’s International, Inc.	24,219	1,814,730

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

Penn Entertainment, Inc.*	116,856	3,465,949
Polaris, Inc.	41,043	4,540,587
PVH Corp.	47,739	4,256,409
RH*	14,074	3,427,723
Service Corp. International	115,867	7,969,332
Skechers USA, Inc. Cl A*	101,106	4,804,557
Taylor Morrison Home Corp. Cl A*	81,621	3,122,819
Tempur Sealy International, Inc.	128,368	5,069,252
Texas Roadhouse, Inc. Cl A	50,409	5,447,197
Thor Industries, Inc.	40,318	3,210,926
Toll Brothers, Inc.	77,466	4,650,284
TopBuild Corp.*	24,086	5,013,260
Topgolf Callaway Brands Corp.*	104,439	2,257,971
Travel + Leisure Co.	61,232	2,400,294
Under Armour, Inc. Cl A*	142,157	1,349,070
Under Armour, Inc. Cl C*	142,812	1,218,186
Victoria’s Secret & Co.*	60,890	2,079,394
Visteon Corp.*	21,201	3,324,953
Wendy’s Co.	128,384	2,796,204
Williams-Sonoma, Inc.	50,147	6,100,884
Wingstop, Inc.	22,537	4,137,342
Wyndham Hotels & Resorts, Inc.	66,537	4,514,535
YETI Hldgs., Inc.*	64,973	2,598,920

		244,833,657

CONSUMER STAPLES (4.3%)
BellRing Brands, Inc.*	100,625	3,421,250
BJ’s Wholesale Club Hldgs., Inc.*	101,274	7,703,913
Boston Beer Co., Inc. Cl A*	7,101	2,334,099
Casey’s General Stores, Inc.	28,068	6,075,599
Celsius Hldgs., Inc.*	30,434	2,828,536
Coca-Cola Consolidated, Inc.	3,468	1,855,657
Coty, Inc. Cl A*	276,184	3,330,779
Darling Ingredients, Inc.*	120,737	7,051,041
Energizer Hldgs., Inc.	50,042	1,736,457
Flowers Foods, Inc.	144,739	3,967,296
Grocery Outlet Hldg. Corp.*	66,688	1,884,603
Ingredion, Inc.	49,489	5,034,516
Lancaster Colony Corp.	14,955	3,034,070
Performance Food Group Co.*	117,625	7,097,493
Pilgrim’s Pride Corp.*	33,847	784,574
Post Hldgs., Inc.*	40,391	3,629,939
Sprouts Farmers Market, Inc.*	79,742	2,793,362
US Foods Hldg. Corp.*	154,170	5,695,040

		70,258,224

ENERGY (3.8%)
Antero Midstream Corp.	252,321	2,646,847
Antero Resources Corp.*	208,014	4,803,043
ChampionX Corp.	149,640	4,059,733
Chord Energy Corp.	31,343	4,218,768
CNX Resources Corp.*	128,162	2,053,155
DT Midstream, Inc.	72,886	3,598,382
Equitrans Midstream Corp.	326,028	1,884,442
HF Sinclair Corp.	101,316	4,901,668
Matador Resources Co.	84,565	4,029,522
Murphy Oil Corp.	110,083	4,070,869
NOV, Inc.	295,913	5,477,350
PBF Energy, Inc. Cl A	86,102	3,733,383

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

PDC Energy, Inc.	69,416	4,455,119
Range Resources Corp.	182,032	4,818,387
Southwestern Energy Co.*	831,363	4,156,815
Valaris Ltd.*	45,308	2,947,739

		61,855,222

FINANCIALS (14.4%)
Affiliated Managers Group, Inc.	28,377	4,041,452
American Financial Group, Inc.	52,631	6,394,666
Annaly Capital Management, Inc.	352,793	6,741,874
Associated Banc-Corp.	113,270	2,036,595
Bank of Hawaii Corp.	30,010	1,562,921
Bank OZK	82,977	2,837,813
Brighthouse Financial, Inc.*	51,436	2,268,842
Cadence Bank	137,436	2,853,171
Cathay General Bancorp	54,799	1,891,661
CNO Financial Group, Inc.	86,138	1,911,402
Columbia Banking System, Inc.	156,668	3,355,829
Commerce Bancshares, Inc.	85,691	5,000,070
Cullen/Frost Bankers, Inc.	48,485	5,107,410
East West Bancorp, Inc.	106,180	5,892,990
Essent Group Ltd.	81,121	3,248,896
Euronet Worldwide, Inc.*	35,493	3,971,667
Evercore, Inc. Cl A	26,917	3,105,683
Federated Hermes, Inc. Cl B	63,684	2,556,276
First American Financial Corp.	78,002	4,341,591
First Financial Bankshares, Inc.	97,786	3,119,373
First Horizon Corp.	404,246	7,187,494
FirstCash Hldgs., Inc.	28,248	2,694,012
FNB Corp.	271,554	3,150,026
Fulton Financial Corp.	126,258	1,744,886
Glacier Bancorp, Inc.	83,453	3,505,860
Hancock Whitney Corp.	64,555	2,349,802
Hanover Insurance Group, Inc.	26,819	3,446,241
Home BancShares, Inc.	142,526	3,094,239
Interactive Brokers Group, Inc. Cl A	77,497	6,398,152
International Bancshares Corp.	39,774	1,703,123
Janus Henderson Group PLC	99,837	2,659,658
Jefferies Financial Group, Inc.	136,300	4,326,162
Kemper Corp.	48,183	2,633,683
Kinsale Capital Group, Inc.	16,344	4,905,652
MGIC Investment Corp.	221,053	2,966,531
Navient Corp.	76,388	1,221,444
New York Community Bancorp, Inc.	513,183	4,639,174
Old National Bancorp	220,654	3,181,831
Old Republic International Corp.	207,801	5,188,791
PacWest Bancorp	88,683	862,886
Pinnacle Financial Partners, Inc.	57,630	3,178,871
Primerica, Inc.	27,796	4,787,583
Prosperity Bancshares, Inc.	68,790	4,231,961
Reinsurance Group of America, Inc.	50,229	6,668,402
RenaissanceRe Hldgs. Ltd.	32,936	6,598,398
RLI Corp.	30,486	4,051,894
SEI Investments Co.	76,812	4,420,531
Selective Insurance Group, Inc.	45,455	4,333,225
SLM Corp.	181,327	2,246,642
SouthState Corp.	57,024	4,063,530
Starwood Property Trust, Inc.	233,220	4,125,662

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

Stifel Financial Corp.	79,362	4,689,501
Synovus Financial Corp.	109,600	3,378,968
Texas Capital Bancshares, Inc.*	36,332	1,778,815
UMB Financial Corp.	32,760	1,890,907
United Bankshares, Inc.	101,149	3,560,445
Unum Group	140,877	5,573,094
Valley National Bancorp	316,619	2,925,560
Voya Financial, Inc.	73,073	5,221,797
Webster Financial Corp.	131,086	5,167,410
Western Union Co.	281,370	3,137,275
WEX, Inc.*	32,840	6,038,948
Wintrust Financial Corp.	45,776	3,339,359

		235,508,607

HEALTH CARE (9.3%)
Acadia Healthcare Co., Inc.*	68,536	4,951,726
Amedisys, Inc.*	24,477	1,800,283
Arrowhead Pharmaceuticals, Inc.*	81,594	2,072,488
Azenta, Inc.*	52,058	2,322,828
Bruker Corp.	75,346	5,940,279
Chemed Corp.	11,202	6,023,876
Encompass Health Corp.	75,174	4,066,913
Enovis Corp.*	35,897	1,920,131
Envista Hldgs. Corp.*	122,944	5,025,951
Exelixis, Inc.*	244,145	4,738,854
Globus Medical, Inc. Cl A*	58,653	3,322,106
Haemonetics Corp.*	38,004	3,144,831
Halozyme Therapeutics, Inc.*	101,860	3,890,033
HealthEquity, Inc.*	63,762	3,743,467
ICU Medical, Inc.*	15,176	2,503,433
Inari Medical, Inc.*	36,377	2,245,916
Integra LifeSciences Hldgs. Corp.*	54,738	3,142,509
Jazz Pharmaceuticals PLC*	47,434	6,941,017
Lantheus Hldgs., Inc.*	51,853	4,280,984
LivaNova PLC*	40,321	1,757,189
Masimo Corp.*	36,431	6,722,977
Medpace Hldgs., Inc.*	18,977	3,568,625
Neogen Corp.*	162,836	3,015,723
Neurocrine Biosciences, Inc.*	72,763	7,365,071
Omnicell, Inc.*	33,636	1,973,424
Option Care Health, Inc.*	126,069	4,005,212
Patterson Cos., Inc.	65,081	1,742,218
Penumbra, Inc.*	28,611	7,973,600
Perrigo Co. PLC	101,429	3,638,258
Progyny, Inc.*	56,677	1,820,465
QuidelOrtho Corp.*	40,301	3,590,416
R1 RCM, Inc.*	103,545	1,553,175
Repligen Corp.*	38,900	6,549,204
Shockwave Medical, Inc.*	27,227	5,903,630
Sotera Health Co.*	74,384	1,332,217
STAAR Surgical Co.*	36,315	2,322,344
Syneos Health, Inc. Cl A*	77,521	2,761,298
Tenet Healthcare Corp.*	81,453	4,839,937
United Therapeutics Corp.*	34,335	7,689,667

		152,202,275

INDUSTRIALS (21.6%)
Acuity Brands, Inc.	24,145	4,412,016
Advanced Drainage Systems, Inc.	47,121	3,968,059

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

AECOM	104,676	8,826,280
AGCO Corp.	46,644	6,306,269
ASGN, Inc.*	37,591	3,107,648
Avis Budget Group, Inc.*	18,743	3,651,136
Axon Enterprise, Inc.*	50,930	11,451,611
Brink’s Co.	34,992	2,337,466
Builders FirstSource, Inc.*	110,873	9,843,305
CACI International, Inc. Cl A*	17,709	5,246,823
Carlisle Cos., Inc.	38,959	8,807,461
Chart Industries, Inc.*	32,060	4,020,324
Clean Harbors, Inc.*	37,884	5,400,743
Concentrix Corp.	32,165	3,909,656
Crane Hldgs. Co.	35,951	4,080,439
Curtiss-Wright Corp.	28,859	5,086,687
Donaldson Co., Inc.	91,671	5,989,783
EMCOR Group, Inc.	35,900	5,836,981
EnerSys	30,774	2,673,645
Esab Corp.	38,922	2,299,123
ExlService Hldgs., Inc.*	24,909	4,031,023
Exponent, Inc.	38,147	3,802,874
Flowserve Corp.	98,458	3,347,572
Fluor Corp.*	107,040	3,308,606
Fortune Brands Innovations, Inc.	96,610	5,673,905
FTI Consulting, Inc.*	25,932	5,117,680
GATX Corp.	26,517	2,917,400
Genpact Ltd.	126,778	5,859,679
Graco, Inc.	126,958	9,269,204
GXO Logistics, Inc.*	89,375	4,509,863
Hertz Global Hldgs., Inc.*	121,440	1,978,258
Hexcel Corp.	63,495	4,333,534
Hubbell, Inc. Cl B	40,379	9,824,614
Insperity, Inc.	26,804	3,258,026
ITT, Inc.	62,301	5,376,576
JetBlue Airways Corp.*	243,988	1,776,233
KBR, Inc.	103,354	5,689,638
Kirby Corp.*	45,122	3,145,003
Knight-Swift Transportation Hldgs., Inc. Cl A	121,058	6,849,462
Landstar System, Inc.	27,065	4,851,672
Lennox International, Inc.	24,316	6,110,124
Lincoln Electric Hldgs., Inc.	43,496	7,355,174
ManpowerGroup, Inc.	38,086	3,143,238
MasTec, Inc.*	44,636	4,215,424
Maximus, Inc.	45,782	3,603,043
MDU Resources Group, Inc.	153,191	4,669,262
Mercury Systems, Inc.*	43,775	2,237,778
Middleby Corp.*	40,593	5,951,340
MSA Safety, Inc.	27,757	3,705,560
MSC Industrial Direct Co., Inc. Cl A	35,646	2,994,264
nVent Electric PLC	125,496	5,388,798
Oshkosh Corp.	49,263	4,097,696
Owens Corning	70,404	6,744,703
Regal Rexnord Corp.	49,834	7,013,139
Ryder System, Inc.	37,856	3,378,269
Saia, Inc.*	19,935	5,423,915
Science Applications International Corp.	41,154	4,422,409
Simpson Manufacturing Co., Inc.	32,090	3,518,348
Stericycle, Inc.*	69,445	3,028,496

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

SunPower Corp. Cl A*	64,297	889,870
Sunrun, Inc.*	160,538	3,234,841
Terex Corp.	50,850	2,460,123
Tetra Tech, Inc.	40,097	5,890,650
Timken Co.	49,868	4,075,213
Toro Co.	78,857	8,765,744
Trex Co., Inc.*	82,669	4,023,500
UFP Industries, Inc.	46,434	3,690,110
Univar Solutions, Inc.*	122,919	4,305,853
Valmont Industries, Inc.	16,071	5,131,149
Vicor Corp.*	16,792	788,216
Watsco, Inc.	25,058	7,972,453
Watts Water Technologies, Inc. Cl A	20,577	3,463,521
Werner Enterprises, Inc.	44,294	2,014,934
Woodward, Inc.	44,995	4,381,163
XPO, Inc.*	86,633	2,763,593

		353,028,190

INFORMATION TECHNOLOGY (10.2%)
ACI Worldwide, Inc.*	84,655	2,283,992
Allegro MicroSystems, Inc.*	49,052	2,354,005
Amkor Technology, Inc.	75,665	1,968,803
Arrow Electronics, Inc.*	43,907	5,482,667
Aspen Technology, Inc.*	21,957	5,025,299
Avnet, Inc.	68,839	3,111,523
Belden, Inc.	32,247	2,798,072
Blackbaud, Inc.*	33,600	2,328,480
Calix, Inc.*	42,890	2,298,475
Ciena Corp.*	111,806	5,872,051
Cirrus Logic, Inc.*	41,627	4,553,161
Cognex Corp.	130,274	6,455,077
Coherent Corp.*	86,128	3,279,754
CommVault Systems, Inc.*	33,563	1,904,365
Dynatrace, Inc.*	163,314	6,908,182
Envestnet, Inc.*	41,679	2,445,307
IPG Photonics Corp.*	24,221	2,986,692
Jabil, Inc.	100,400	8,851,264
Kyndryl Hldgs., Inc.*	154,248	2,276,700
Lattice Semiconductor Corp.*	103,251	9,860,470
Littelfuse, Inc.	18,650	4,999,879
Lumentum Hldgs., Inc.*	51,603	2,787,078
MACOM Technology Solutions Hldgs., Inc.*	38,900	2,755,676
Manhattan Associates, Inc.*	47,080	7,290,338
MKS Instruments, Inc.	43,088	3,818,459
National Instruments Corp.	98,362	5,155,152
NCR Corp.*	103,960	2,452,416
Novanta, Inc.*	26,886	4,277,294
Paylocity Hldg. Corp.*	31,090	6,180,070
Power Integrations, Inc.	42,930	3,633,595
Qualys, Inc.*	26,042	3,385,981
Silicon Laboratories, Inc.*	24,031	4,207,588
SiTime Corp.*	12,113	1,722,832
Super Micro Computer, Inc.*	35,154	3,745,659
Synaptics, Inc.*	29,678	3,298,710
TD SYNNEX Corp.	31,612	3,059,725
Teradata Corp.*	76,689	3,089,033
Universal Display Corp.	32,738	5,078,646
Vishay Intertechnology, Inc.	97,608	2,207,893

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

Vontier Corp.	119,021	3,254,034
Wolfspeed, Inc.*	93,727	6,087,569
Xerox Hldgs. Corp.	84,496	1,301,238

		166,833,204

MATERIALS (6.9%)
Alcoa Corp.	133,317	5,673,972
AptarGroup, Inc.	49,181	5,812,702
Ashland, Inc.	37,614	3,863,334
Avient Corp.	64,400	2,650,704
Axalta Coating Systems Ltd.*	166,185	5,033,744
Cabot Corp.	42,431	3,251,912
Chemours Co.	111,746	3,345,675
Cleveland-Cliffs, Inc.*	388,194	7,115,596
Commercial Metals Co.	88,233	4,314,594
Eagle Materials, Inc.	27,159	3,985,583
Greif, Inc. Cl A	19,290	1,222,407
Ingevity Corp.*	26,464	1,892,705
Louisiana-Pacific Corp.	54,010	2,927,882
MP Materials Corp.*	69,549	1,960,586
NewMarket Corp.	5,043	1,840,594
Olin Corp.	92,689	5,144,240
Reliance Steel & Aluminum Co.	44,214	11,351,502
Royal Gold, Inc.	49,452	6,414,419
RPM International, Inc.	97,248	8,483,916
Scotts Miracle-Gro Co.	30,772	2,146,039
Sensient Technologies Corp.	31,669	2,424,579
Silgan Hldgs., Inc.	63,024	3,382,498
Sonoco Products Co.	73,459	4,480,999
United States Steel Corp.	170,708	4,455,479
Valvoline, Inc.	129,525	4,525,604
Westlake Corp.	25,941	3,008,637
Worthington Industries, Inc.	22,842	1,476,735

		112,186,637

REAL ESTATE (7.5%)
Agree Realty Corp.	66,725	4,578,002
Apartment Income REIT Corp.	112,045	4,012,331
Brixmor Property Group, Inc.	225,934	4,862,100
Corporate Office Properties Trust	84,692	2,008,047
Cousins Properties, Inc.	114,153	2,440,591
CubeSmart	169,180	7,819,500
Douglas Emmett, Inc.	132,428	1,632,837
EastGroup Properties, Inc.	32,827	5,426,960
EPR Properties	56,516	2,153,260
First Industrial Realty Trust, Inc.	99,542	5,295,634
Healthcare Realty Trust, Inc. Cl A	286,697	5,541,853
Highwoods Properties, Inc.	79,259	1,838,016
Independence Realty Trust, Inc.	168,627	2,703,091
Jones Lang LaSalle, Inc.*	35,755	5,201,995
Kilroy Realty Corp.	79,385	2,572,074
Kite Realty Group Trust	165,055	3,452,951
Lamar Advertising Co. Cl A	65,738	6,566,569
Life Storage, Inc.	64,032	8,393,955
Macerich Co.	162,148	1,718,769
Medical Properties Trust, Inc.	451,234	3,709,143
National Retail Properties, Inc.	136,701	6,035,349
National Storage Affiliates Trust	63,660	2,659,715
Omega Healthcare Investors, Inc.	176,470	4,837,043

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

Park Hotels & Resorts, Inc.	169,382	2,093,562
Physicians Realty Trust	171,957	2,567,318
PotlatchDeltic Corp.	60,852	3,012,174
Rayonier, Inc.	110,953	3,690,297
Rexford Industrial Realty, Inc.	142,466	8,498,097
Sabra Health Care REIT, Inc.	174,003	2,001,034
Spirit Realty Capital, Inc.	105,210	4,191,566
Vornado Realty Trust	121,382	1,865,641

		123,379,474

UTILITIES (3.7%)
ALLETE, Inc.	43,062	2,771,901
Black Hills Corp.	49,025	3,093,478
Essential Utilities, Inc.	179,809	7,848,663
Hawaiian Electric Industries, Inc.	82,467	3,166,733
IDACORP, Inc.	38,090	4,126,290
National Fuel Gas Co.	69,152	3,992,836
New Jersey Resources Corp.	72,989	3,883,015
NorthWestern Corp.	43,527	2,518,472
OGE Energy Corp.	150,820	5,679,881
ONE Gas, Inc.	40,786	3,231,475
Ormat Technologies, Inc.	39,543	3,352,060
PNM Resources, Inc.	64,662	3,147,746
Portland General Electric Co.	67,252	3,287,950
Southwest Gas Hldgs., Inc.	48,961	3,057,614
Spire, Inc.	39,585	2,776,492
UGI Corp.	157,866	5,487,422

		61,422,028

TOTAL INDEXED ASSETS-COMMON STOCKS (Cost: $1,404,401,772) 98.7%		1,614,885,202

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.9%)
U.S. Treasury Bill	A-1+	4.33	05/16/23	3,000,000	2,983,874
U.S. Treasury Bill (1)	A-1+	4.60	04/20/23	3,000,000	2,992,803
U.S. Treasury Bill	A-1+	4.67	04/18/23	5,750,000	5,737,404
U.S. Treasury Bill	A-1+	4.67	04/25/23	4,000,000	3,987,636

					15,701,717

COMMERCIAL PAPER (0.2%)
Home Depot, Inc.†	A-1	4.65	04/03/23	3,000,000	2,999,225

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $18,700,942) 1.1%					18,700,942

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.1%)
Citibank, New York Time Deposit	4.08	04/03/23	877,040	877,040

TOTAL TEMPORARY CASH INVESTMENT (Cost: $877,040) 0.1%				877,040

TOTAL INVESTMENTS (Cost: $1,423,979,754) 99.9%				1,634,463,184

OTHER NET ASSETS 0.1%				1,702,525

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

NET ASSETS 100.0%	$1,636,165,709

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS:
COMMUNICATION SERVICES (3.9%)
AT&T, Inc.	44,669	859,878
Comcast Corp. Cl A	44,484	1,686,388
Electronic Arts, Inc.	8,962	1,079,473
Fox Corp. Cl A	25,655	873,553
Interpublic Group of Cos., Inc.	48,078	1,790,425
T-Mobile US, Inc.*	5,565	806,035

		7,095,752

CONSUMER DISCRETIONARY (6.2%)
Advance Auto Parts, Inc.	4,183	508,695
Amazon.com, Inc.*	12,498	1,290,918
Bath & Body Works, Inc.	26,538	970,760
Best Buy Co., Inc.	8,063	631,091
Hilton Worldwide Hldgs., Inc.	8,267	1,164,572
Home Depot, Inc.	5,433	1,603,387
Ralph Lauren Corp. Cl A	7,486	873,392
Tapestry, Inc.	25,652	1,105,858
TJX Cos., Inc.	17,246	1,351,397
Ulta Beauty, Inc.*	2,456	1,340,165
Whirlpool Corp.	4,617	609,536

		11,449,771

CONSUMER STAPLES (3.5%)
Constellation Brands, Inc. Cl A	4,095	925,020
Hershey Co.	2,772	705,225
Procter & Gamble Co.	11,592	1,723,614
Target Corp.	11,334	1,877,250
Walmart, Inc.	7,786	1,148,046

		6,379,155

ENERGY (4.0%)
Baker Hughes Co. Cl A	25,038	722,597
ConocoPhillips	19,129	1,897,788
Coterra Energy, Inc.	16,028	393,327
EQT Corp.	24,590	784,667
Exxon Mobil Corp.	13,506	1,481,068
Valero Energy Corp.	8,735	1,219,406
Williams Cos., Inc.	25,985	775,912

		7,274,765

FINANCIALS (6.4%)
Allstate Corp.	5,760	638,266
Comerica, Inc.	12,851	557,990
Goldman Sachs Group, Inc.	3,368	1,101,706
Intercontinental Exchange, Inc.	6,117	637,942
JPMorgan Chase & Co.	19,622	2,556,943
KeyCorp.	56,439	706,616
Morgan Stanley	27,015	2,371,917
U.S. Bancorp	30,923	1,114,774
Visa, Inc. Cl A	9,632	2,171,631

		11,857,785

HEALTH CARE (9.8%)
Abbott Laboratories	13,730	1,390,300
AbbVie, Inc.	17,615	2,807,303
Bristol-Myers Squibb Co.	16,208	1,123,376
Cigna Group	3,383	864,458
CVS Health Corp.	15,719	1,168,079
Eli Lilly & Co.	4,931	1,693,404

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

Gilead Sciences, Inc.	15,083	1,251,436
HCA Healthcare, Inc.	5,614	1,480,300
Johnson & Johnson	10,869	1,684,695
Pfizer, Inc.	28,586	1,166,309
UnitedHealth Group, Inc.	6,989	3,302,931

		17,932,591

INDUSTRIALS (5.1%)
Caterpillar, Inc.	3,973	909,181
Deere & Co.	3,108	1,283,231
FedEx Corp.	3,583	818,680
Honeywell International, Inc.	4,445	849,528
Masco Corp.	10,142	504,260
Parker-Hannifin Corp.	3,209	1,078,577
Quanta Svcs., Inc.	5,142	856,863
Snap-on, Inc.	3,631	896,458
Trane Technologies PLC	6,300	1,159,074
Union Pacific Corp.	5,564	1,119,811

		9,475,663

INFORMATION TECHNOLOGY (17.5%)
Adobe, Inc.*	3,507	1,351,493
Apple, Inc.	58,249	9,605,260
Broadcom, Inc.	4,482	2,875,382
Fortinet, Inc.*	19,907	1,323,019
HP, Inc.	46,140	1,354,209
Lam Research Corp.	3,952	2,095,034
Micron Technology, Inc.	11,371	686,126
Microsoft Corp.	28,957	8,348,303
NetApp, Inc.	10,126	646,545
NVIDIA Corp.	9,647	2,679,647
QUALCOMM, Inc.	8,668	1,105,864

		32,070,882

MATERIALS (1.4%)
Freeport-McMoRan, Inc.	24,990	1,022,341
LyondellBasell Industries N.V. Cl A	5,217	489,824
Newmont Corp.	21,280	1,043,146

		2,555,311

REAL ESTATE (1.4%)
Alexandria Real Estate Equities, Inc.	4,777	599,943
American Tower Corp.	3,417	698,230
Equinix, Inc.	1,017	733,298
Extra Space Storage, Inc.	3,936	641,292

		2,672,763

UTILITIES (0.7%)
NextEra Energy, Inc.	17,530	1,351,212

TOTAL COMMON STOCKS (Cost: $71,329,660) 59.9%		110,115,650

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (16.3%)
U.S. Treasury Bond	AA+	1.13	05/15/40	2,025,000	1,347,495
U.S. Treasury Bond	AA+	1.13	08/15/40	1,100,000	727,074
U.S. Treasury Bond	AA+	1.38	11/15/40	750,000	516,592
U.S. Treasury Bond	AA+	1.75	08/15/41	1,900,000	1,375,719
U.S. Treasury Bond	AA+	1.88	02/15/41	2,000,000	1,495,781

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

U.S. Treasury Bond	AA+	4.00	11/15/52	930,000	986,962
U.S. Treasury Note	AA+	0.63	05/15/30	725,000	593,509
U.S. Treasury Note	AA+	1.13	02/15/31	450,000	378,932
U.S. Treasury Note	AA+	1.50	02/15/30	900,000	788,976
U.S. Treasury Note	AA+	1.63	08/15/29	1,750,000	1,560,918
U.S. Treasury Note	AA+	1.63	05/15/31	1,000,000	869,101
U.S. Treasury Note	AA+	1.75	01/31/29	700,000	631,887
U.S. Treasury Note	AA+	2.25	02/15/27	745,000	705,800
U.S. Treasury Note	AA+	2.25	08/15/27	2,000,000	1,886,641
U.S. Treasury Note	AA+	2.25	11/15/27	1,200,000	1,128,750
U.S. Treasury Note	AA+	2.38	05/15/27	1,400,000	1,329,727
U.S. Treasury Note	AA+	2.63	04/15/25	2,000,000	1,943,594
U.S. Treasury Note	AA+	2.63	02/15/29	1,500,000	1,422,305
U.S. Treasury Note	AA+	2.88	05/15/28	4,250,000	4,099,590
U.S. Treasury Note	AA+	2.88	05/15/32	1,880,000	1,789,084
U.S. Treasury Note	AA+	4.63	02/28/25	340,000	343,307
U.S. Treasury Strip	AA+	0.00	08/15/29	4,860,000	3,864,612

					29,786,356

U.S. GOVERNMENT AGENCIES (12.3%)
MORTGAGE-BACKED OBLIGATIONS (12.3%)
FHLMC	AA+	2.00	11/01/50	166,748	138,273
FHLMC	AA+	2.50	09/01/27	57,988	55,859
FHLMC	AA+	2.50	06/01/35	161,902	150,658
FHLMC	AA+	2.50	06/01/50	156,118	135,574
FHLMC	AA+	2.50	11/01/50	383,766	334,206
FHLMC	AA+	2.50	10/01/51	221,785	191,333
FHLMC	AA+	2.50	02/01/52	640,710	552,711
FHLMC	AA+	3.00	06/01/27	32,475	31,559
FHLMC	AA+	3.00	08/01/27	40,672	39,524
FHLMC	AA+	3.00	11/01/42	89,965	83,066
FHLMC	AA+	3.00	04/01/43	87,401	80,695
FHLMC	AA+	3.00	11/01/49	167,414	151,692
FHLMC	AA+	3.00	11/01/49	247,502	225,184
FHLMC	AA+	3.00	06/01/52	466,091	419,524
FHLMC	AA+	3.50	02/01/32	43,824	43,160
FHLMC	AA+	3.50	01/01/43	97,680	93,293
FHLMC	AA+	3.50	06/01/45	141,484	133,721
FHLMC	AA+	3.50	07/01/45	156,573	148,275
FHLMC	AA+	4.00	11/01/33	36,142	35,830
FHLMC	AA+	4.00	01/01/38	87,070	86,706
FHLMC	AA+	4.00	03/01/41	32,755	32,091
FHLMC	AA+	4.00	07/01/41	58,128	57,174
FHLMC	AA+	4.00	11/01/42	19,639	19,312
FHLMC	AA+	4.00	01/01/43	69,987	68,589
FHLMC	AA+	4.00	10/01/44	44,801	43,768
FHLMC	AA+	4.00	06/01/45	134,174	131,054
FHLMC	AA+	4.00	04/01/52	453,386	435,442
FHLMC	AA+	4.00	08/01/52	279,416	268,177
FHLMC	AA+	4.50	08/15/35	4,689	4,634
FHLMC	AA+	4.50	02/01/44	56,086	56,119
FHLMC	AA+	4.50	05/01/48	59,717	59,585
FHLMC	AA+	5.00	02/01/26	2,407	2,426
FHLMC	AA+	5.00	06/01/52	854,579	853,813
FHLMC	AA+	5.00	12/01/52	498,393	499,194
FHLMC	AA+	5.50	07/01/32	12,888	13,290
FHLMC	AA+	5.50	05/01/33	7,007	7,084
FHLMC	AA+	5.50	06/01/37	54,955	57,085

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

FHLMC ARM	AA+	1.92	10/01/51	617,606	543,467
FHLMC Strip	AA+	3.00	06/15/42	180,913	169,646
FHLMC Strip	AA+	3.00	01/15/43	61,203	56,465
FNMA	AA+	1.82	09/01/51	693,891	611,054
FNMA	AA+	2.00	11/01/35	220,606	199,588
FNMA	AA+	2.00	07/01/36	837,316	757,851
FNMA	AA+	2.00	10/01/50	147,100	122,313
FNMA	AA+	2.00	11/01/51	450,751	373,498
FNMA	AA+	2.00	03/01/52	276,923	229,379
FNMA	AA+	2.50	02/01/33	112,839	104,044
FNMA	AA+	2.50	06/01/35	357,880	332,984
FNMA	AA+	2.50	10/01/35	341,563	320,323
FNMA	AA+	2.50	04/01/42	1,077,393	951,170
FNMA	AA+	2.50	05/01/46	221,297	194,103
FNMA	AA+	2.50	12/01/50	62,512	54,846
FNMA	AA+	2.50	01/01/51	379,015	331,283
FNMA	AA+	2.50	03/01/51	898,341	788,134
FNMA	AA+	2.50	03/01/51	356,671	311,675
FNMA	AA+	2.50	04/01/51	165,547	143,038
FNMA	AA+	2.50	12/01/51	364,124	314,127
FNMA	AA+	2.50	05/01/52	946,048	818,065
FNMA	AA+	3.00	06/01/33	133,462	125,761
FNMA	AA+	3.00	09/01/33	82,577	77,835
FNMA	AA+	3.00	01/01/43	229,032	211,228
FNMA	AA+	3.00	02/01/43	66,580	61,409
FNMA	AA+	3.00	03/01/43	134,840	124,362
FNMA	AA+	3.00	09/01/43	123,760	114,142
FNMA	AA+	3.00	12/01/47	19,730	17,919
FNMA	AA+	3.00	03/01/48	57,506	52,522
FNMA	AA+	3.00	03/01/50	66,383	60,152
FNMA	AA+	3.00	01/01/52	573,170	514,952
FNMA	AA+	3.50	08/01/38	84,945	81,152
FNMA	AA+	3.50	10/01/41	61,752	58,166
FNMA	AA+	3.50	11/01/41	85,899	81,953
FNMA	AA+	3.50	12/01/41	66,008	62,300
FNMA	AA+	3.50	04/01/42	92,935	87,209
FNMA	AA+	3.50	08/01/42	106,669	101,757
FNMA	AA+	3.50	08/01/43	148,239	140,713
FNMA	AA+	3.50	08/01/43	120,030	113,788
FNMA	AA+	3.50	04/01/45	105,074	99,497
FNMA	AA+	3.50	09/01/47	58,284	55,027
FNMA	AA+	3.50	06/01/51	577,356	538,242
FNMA	AA+	3.50	05/01/52	500,510	467,382
FNMA	AA+	4.00	01/01/31	43,446	42,419
FNMA	AA+	4.00	07/01/40	72,635	71,088
FNMA	AA+	4.00	11/01/40	33,351	32,640
FNMA	AA+	4.00	05/01/41	29,644	28,600
FNMA	AA+	4.00	11/01/45	76,451	75,101
FNMA	AA+	4.00	02/01/47	65,544	64,219
FNMA	AA+	4.00	04/01/49	266,139	258,495
FNMA	AA+	4.00	03/01/50	270,020	260,336
FNMA	AA+	4.00	07/01/52	191,718	184,277
FNMA	AA+	4.00	07/01/56	284,887	278,099
FNMA	AA+	4.50	05/01/30	12,793	12,787
FNMA	AA+	4.50	06/01/34	18,077	18,029
FNMA	AA+	4.50	08/01/35	9,980	9,958
FNMA	AA+	4.50	05/01/39	31,703	31,884

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

FNMA	AA+	4.50	05/01/39	19,489	19,600
FNMA	AA+	4.50	05/01/40	37,280	35,952
FNMA	AA+	4.50	10/01/40	150,277	150,741
FNMA	AA+	4.50	11/01/47	46,728	47,326
FNMA	AA+	4.50	11/01/47	27,823	27,732
FNMA	AA+	4.50	05/01/50	367,591	364,115
FNMA	AA+	4.56	02/01/53	299,247	292,595
FNMA	AA+	4.81	09/01/29	373,876	380,815
FNMA	AA+	5.00	06/01/33	18,781	19,180
FNMA	AA+	5.00	10/01/33	21,038	21,484
FNMA	AA+	5.00	11/01/33	52,170	53,276
FNMA	AA+	5.00	11/01/33	13,143	13,422
FNMA	AA+	5.00	03/01/34	7,282	7,437
FNMA	AA+	5.00	04/01/34	13,249	13,420
FNMA	AA+	5.00	09/01/35	6,193	6,325
FNMA	AA+	5.00	11/25/35	26,259	26,506
FNMA	AA+	5.00	08/01/37	58,697	59,946
FNMA	AA+	5.00	05/01/39	25,368	25,772
FNMA	AA+	5.00	06/01/52	952,219	950,182
FNMA	AA+	5.50	03/01/34	3,981	4,023
FNMA	AA+	5.50	05/01/34	39,065	40,314
FNMA	AA+	5.50	07/01/34	20,580	20,934
FNMA	AA+	5.50	09/01/34	6,384	6,494
FNMA	AA+	5.50	10/01/34	14,518	14,970
FNMA	AA+	5.50	02/01/35	14,423	14,906
FNMA	AA+	5.50	02/01/35	16,123	16,551
FNMA	AA+	5.50	08/01/35	4,764	4,839
FNMA	AA+	5.50	08/01/37	3,020	3,135
FNMA	AA+	5.50	06/01/48	6,749	6,991
FNMA	AA+	6.00	05/01/32	4,020	4,180
FNMA	AA+	6.00	04/01/33	17,402	17,766
FNMA	AA+	6.00	05/01/33	7,878	8,042
FNMA	AA+	6.00	06/01/34	6,383	6,525
FNMA	AA+	6.00	09/01/34	1,716	1,752
FNMA	AA+	6.00	10/01/34	14,513	14,823
FNMA	AA+	6.00	01/01/37	8,511	8,864
FNMA	AA+	6.00	04/01/37	1,617	1,666
FNMA	AA+	6.00	05/01/37	1,927	1,943
FNMA	AA+	6.00	10/25/44	45,581	45,896
FNMA	AA+	6.00	12/25/49	10,598	10,849
FNMA	AA+	6.00	11/01/52	696,652	715,564
FNMA	AA+	6.50	05/01/32	17,336	17,886
FNMA	AA+	6.50	07/01/34	4,181	4,312
FNMA	AA+	6.50	05/01/37	16,604	16,747
FNMA	AA+	7.00	04/01/32	1,172	1,183
FNMA	AA+	7.50	06/01/31	1,747	1,804
FNMA	AA+	7.50	02/01/32	2,007	2,092
FNMA	AA+	7.50	06/01/32	1,312	1,399
FNMA	AA+	8.00	04/01/32	1,142	1,151
FNMA Strip	AA+	3.00	08/25/42	55,539	50,943
FRESB Multifamily Mortgage	AA+	2.37	10/25/26	52,837	49,185
GNMA(3)	AA+	2.50	10/20/51	193,657	166,574
GNMA(3)	AA+	3.00	07/15/46	200,014	184,429
GNMA(3)	AA+	3.00	10/20/51	184,795	164,643
GNMA(3)	AA+	4.00	08/15/41	54,406	52,657
GNMA(3)	AA+	4.00	01/15/42	132,786	128,516
GNMA(3)	AA+	4.00	08/20/42	38,090	37,609

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

GNMA(3)	AA+	4.50	04/20/31	30,649	30,530
GNMA(3)	AA+	4.50	10/15/40	58,569	59,148
GNMA(3)	AA+	4.50	10/20/43	100,140	99,680
GNMA(3)	AA+	5.00	06/20/39	45,298	45,477
GNMA(3)	AA+	6.50	04/15/31	1,337	1,376
GNMA(3)	AA+	6.50	10/15/31	862	888
GNMA(3)	AA+	6.50	12/15/31	423	435
GNMA(3)	AA+	6.50	05/15/32	3,144	3,235
GNMA(3)	AA+	7.00	05/15/31	940	986
GNMA(3)	AA+	7.00	05/15/32	321	323

					22,692,194

CORPORATE DEBT (7.2%)
COMMUNICATION SERVICES (0.7%)
AT&T, Inc.	BBB	2.75	06/01/31	290,000	249,930
Comcast Corp.	A-	3.40	04/01/30	300,000	280,480
T-Mobile USA, Inc.	BBB-	3.38	04/15/29	165,000	150,428
Verizon Communications, Inc.	BBB+	4.02	12/03/29	415,000	397,264
Warnermedia Hldgs., Inc.†	BBB-	4.28	03/15/32	180,000	160,703

					1,238,805

CONSUMER DISCRETIONARY (0.6%)
Amazon.com, Inc.	AA	1.20	06/03/27	65,000	57,706
AutoZone, Inc.	BBB	3.25	04/15/25	200,000	193,240
AutoZone, Inc.	BBB	3.75	04/18/29	65,000	60,957
Best Buy Co., Inc.	BBB+	1.95	10/01/30	110,000	89,473
Brunswick Corp.	BBB-	2.40	08/18/31	240,000	182,101
General Motors Financial Co., Inc.	BBB	6.05	10/10/25	100,000	101,633
Harman International Industries, Inc.	A-	4.15	05/15/25	300,000	295,029
Lowe’s Cos., Inc.	BBB+	4.00	04/15/25	150,000	147,969

					1,128,108

CONSUMER STAPLES (0.2%)
Bunge Ltd. Finance Corp.	BBB	2.75	05/14/31	115,000	97,804
Hormel Foods Corp.	A-	1.80	06/11/30	140,000	116,907
Sysco Corp.	BBB	3.75	10/01/25	100,000	97,338

					312,049

ENERGY (0.1%)
Energy Transfer LP	BBB-	5.55	02/15/28	65,000	66,004
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	BBB-	5.50	03/01/30	120,000	117,268

					183,272

FINANCIALS (2.9%)
Aflac, Inc.	A-	1.13	03/15/26	165,000	149,468
Alleghany Corp.	AA	3.63	05/15/30	160,000	150,681
Allstate Corp.	A-	0.75	12/15/25	55,000	49,399
American Express Co.	BBB	3.63	12/05/24	250,000	243,616
Bank of America Corp.	A-	2.97	02/04/33	115,000	96,835
Bank of America Corp.	A-	3.37	01/23/26	165,000	158,687
Bank of America Corp.	BBB+	3.95	04/21/25	300,000	290,263
Block Financial LLC	BBB	5.25	10/01/25	350,000	347,932
Capital One Financial Corp.	BBB	4.93	05/10/28	115,000	110,421
Citigroup, Inc.	BBB+	3.79	03/17/33	195,000	174,780
Citizens Financial Group, Inc.	BBB	3.75	07/01/24	250,000	220,265
Citizens Financial Group, Inc.	BBB	4.35	08/01/25	100,000	95,350
Fairfax U.S., Inc.†	BBB	4.88	08/13/24	250,000	245,236
Fifth Third Bancorp	BBB	4.30	01/16/24	300,000	293,139
Goldman Sachs Group, Inc.	BBB+	2.60	02/07/30	450,000	386,166
JPMorgan Chase & Co.	A-	1.47	09/22/27	350,000	308,668
JPMorgan Chase & Co.	BBB+	5.72	09/14/33	155,000	158,776

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

Kemper Corp.	BBB-	3.80	02/23/32	165,000	142,090
Lincoln National Corp.	BBB+	4.00	09/01/23	250,000	249,042
Mercury General Corp.	BBB	4.40	03/15/27	125,000	120,813
Morgan Stanley	A-	2.70	01/22/31	450,000	387,542
Signet UK Finance PLC	BB-	4.70	06/15/24	250,000	244,155
Synchrony Financial	BBB-	3.70	08/04/26	400,000	349,194
Voya Financial, Inc.	BBB+	3.65	06/15/26	250,000	239,021
Wells Fargo & Co.	BBB+	3.53	03/24/28	115,000	108,501

					5,320,040

HEALTH CARE (0.8%)
AbbVie, Inc.	BBB+	4.25	11/14/28	175,000	173,941
Amgen, Inc.	BBB+	5.25	03/02/33	100,000	102,740
Baxter International, Inc.	BBB	2.54	02/01/32	100,000	81,415
CVS Health Corp.	BBB	3.75	04/01/30	389,000	363,907
Elevance Health, Inc.	A	2.88	09/15/29	255,000	231,488
Merck & Co., Inc.	A+	2.15	12/10/31	165,000	139,687
Thermo Fisher Scientific, Inc.	A-	2.00	10/15/31	375,000	312,567

					1,405,745

INDUSTRIALS (0.2%)
Boeing Co.	BBB-	4.88	05/01/25	180,000	179,656
Verisk Analytics, Inc.	BBB	4.00	06/15/25	175,000	170,841

					350,497

INFORMATION TECHNOLOGY (1.0%)
Apple, Inc.	AA+	2.05	09/11/26	200,000	187,034
Applied Materials, Inc.	A	3.90	10/01/25	350,000	345,359
Intel Corp.	A	5.20	02/10/33	165,000	168,051
Mastercard, Inc.	A+	3.30	03/26/27	300,000	290,950
Oracle Corp.	BBB	4.90	02/06/33	265,000	259,559
PayPal Hldgs., Inc.	A-	2.65	10/01/26	350,000	330,029
QUALCOMM, Inc.	A	4.25	05/20/32	65,000	65,024
Teledyne Technologies, Inc.	BBB	2.75	04/01/31	250,000	213,151

					1,859,157

MATERIALS (0.3%)
AptarGroup, Inc.	BBB-	3.60	03/15/32	165,000	145,478
Eagle Materials, Inc.	BBB	2.50	07/01/31	200,000	163,800
Sherwin-Williams Co.	BBB	3.95	01/15/26	350,000	340,512

					649,790

REAL ESTATE (0.2%)
Alexandria Real Estate Equities, Inc.	BBB+	4.75	04/15/35	35,000	32,800
Boston Properties LP	BBB+	3.25	01/30/31	300,000	237,320
Prologis LP	A	1.75	07/01/30	140,000	113,640
Realty Income Corp.	A-	4.85	03/15/30	65,000	64,036

					447,796

UTILITIES (0.2%)
National Fuel Gas Co.	BBB-	5.20	07/15/25	100,000	99,895
NextEra Energy Capital Hldgs., Inc.	BBB+	3.55	05/01/27	180,000	172,057
Southern Co.	BBB	3.25	07/01/26	50,000	47,674

					319,626

TOTAL CORPORATE DEBT					13,214,885

TOTAL LONG-TERM DEBT SECURITIES (Cost: $71,931,497) 35.8%					65,693,435

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (2.2%)
Home Depot, Inc.†	A-1	4.65	04/03/23	4,000,000	3,998,967

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $3,998,967) 2.2%				3,998,967

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.0%) (2)
Citibank, New York Time Deposit	4.08	04/03/23	25,276	25,276

TOTAL TEMPORARY CASH INVESTMENT (Cost: $25,276) 0.0% (2)				25,276

TOTAL INVESTMENTS (Cost: $147,285,400) 97.9%				179,833,328

OTHER NET ASSETS 2.1%				3,817,672

NET ASSETS 100.0%				$183,651,000

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS:
AUSTRALIA (7.2%)
CONSUMER DISCRETIONARY (0.3%)
Aristocrat Leisure Ltd.	148,678	3,717,601

CONSUMER STAPLES (0.2%)
Woolworths Group Ltd.	115,935	2,947,602

ENERGY (0.2%)
Woodside Energy Group Ltd.	67,885	1,516,675
Woodside Energy Group Ltd.	58,606	1,311,797

		2,828,472

FINANCIALS (1.4%)
ANZ Group Hldgs. Ltd.	314,435	4,845,845
National Australia Bank Ltd.	292,444	5,449,623
Suncorp Group Ltd.	1,047,121	8,508,630

		18,804,098

HEALTH CARE (0.5%)
Sonic Healthcare Ltd.	289,941	6,797,585

INDUSTRIALS (0.6%)
Aurizon Hldgs. Ltd.	3,257,215	7,336,979

INFORMATION TECHNOLOGY (0.2%)
WiseTech Global Ltd.	47,887	2,109,756

MATERIALS (3.8%)
BHP Group Ltd.	1,321,329	41,775,523
Fortescue Metals Group Ltd.	497,116	7,472,994

		49,248,517

TOTAL AUSTRALIA		93,790,610

AUSTRIA (0.8%)
ENERGY (0.5%)
OMV AG	142,823	6,558,884

FINANCIALS (0.1%)
Raiffeisen Bank International AG*	118,348	1,816,782

MATERIALS (0.2%)
voestalpine AG	81,087	2,757,178

TOTAL AUSTRIA		11,132,844

DENMARK (4.9%)
CONSUMER DISCRETIONARY (0.8%)
Pandora A/S	104,455	10,026,670

HEALTH CARE (3.2%)
Genmab A/S*	16,650	6,293,926
Novo Nordisk A/S Cl B	219,770	34,904,938

		41,198,864

INDUSTRIALS (0.9%)
AP Moller - Maersk A/S Cl B	6,531	11,871,721

TOTAL DENMARK		63,097,255

FINLAND (1.3%)
FINANCIALS (1.3%)
Nordea Bank Abp	837,405	8,941,971

MUTUAL OF AMERICA INVESTMENT CORPORATION - INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

Sampo OYJ Cl A	166,456	7,854,253

		16,796,224

FRANCE (13.0%)
COMMUNICATION SERVICES (1.3%)
Orange S.A.	607,049	7,211,849
Publicis Groupe S.A.	132,464	10,340,112

		17,551,961

CONSUMER DISCRETIONARY (3.5%)
Hermes International	9,538	19,316,901
La Francaise des Jeux SAEM†	84,953	3,540,642
LVMH Moet Hennessy Louis Vuitton SE	23,922	21,958,208

		44,815,751

CONSUMER STAPLES (0.9%)
Danone S.A.	119,054	7,407,971
L’Oreal S.A.	9,610	4,294,158

		11,702,129

ENERGY (0.9%)
TotalEnergies SE	206,049	12,149,416

FINANCIALS (1.8%)
AXA S.A.	197,246	6,019,471
BNP Paribas S.A.	185,535	11,079,702
Societe Generale S.A.	285,013	6,421,732

		23,520,905

HEALTH CARE (1.5%)
Sanofi	179,438	19,465,205

INDUSTRIALS (2.3%)
Cie de Saint-Gobain	148,602	8,447,073
Dassault Aviation S.A.	62,992	12,461,722
Eiffage S.A.	84,057	9,096,310

		30,005,105

INFORMATION TECHNOLOGY (0.2%)
Dassault Systemes SE	58,195	2,400,605

UTILITIES (0.6%)
Engie S.A.	497,431	7,871,697

TOTAL FRANCE		169,482,774

GERMANY (3.9%)
COMMUNICATION SERVICES (0.7%)
Deutsche Telekom AG	359,340	8,707,633

CONSUMER DISCRETIONARY (1.8%)
Bayerische Motoren Werke AG	120,399	13,195,570
Mercedes-Benz Group AG	129,775	9,980,059

		23,175,629

FINANCIALS (0.8%)
Commerzbank AG*	226,045	2,379,856
Deutsche Bank AG	774,076	7,871,733

		10,251,589

MATERIALS (0.2%)
HeidelbergCement AG	29,223	2,133,782

UTILITIES (0.4%)
RWE AG	115,251	4,959,064

TOTAL GERMANY		49,227,697

MUTUAL OF AMERICA INVESTMENT CORPORATION - INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

HONG KONG (1.3%)
INDUSTRIALS (0.7%)
CK Hutchison Hldgs. Ltd.	1,378,500	8,528,294

REAL ESTATE (0.6%)
Henderson Land Development Co. Ltd.	422,000	1,460,034
Sun Hung Kai Properties Ltd.	447,000	6,262,294

		7,722,328

TOTAL HONG KONG		16,250,622

ISRAEL (0.7%)
INFORMATION TECHNOLOGY (0.7%)
Check Point Software Technologies Ltd.*	76,150	9,899,500

ITALY (0.7%)
FINANCIALS (0.7%)
Assicurazioni Generali SpA	118,590	2,362,860
Poste Italiane SpA†	610,040	6,220,932

		8,583,792

JAPAN (16.8%)
COMMUNICATION SERVICES (0.8%)
Nintendo Co. Ltd.	253,000	9,827,665

CONSUMER DISCRETIONARY (2.4%)
Honda Motor Co. Ltd.	376,400	9,956,968
Iida Group Hldgs. Co. Ltd.	349,900	5,713,131
Toyota Motor Corp.	197,700	2,814,552
Yamaha Motor Co. Ltd.	309,200	8,092,619
ZOZO, Inc.	250,400	5,727,564

		32,304,834

CONSUMER STAPLES (1.3%)
Japan Tobacco, Inc.	457,400	9,662,639
Suntory Beverage & Food Ltd.	204,300	7,610,433

		17,273,072

ENERGY (0.2%)
ENEOS Hldgs., Inc.	261,900	918,948
Inpex Corp.	135,300	1,431,923

		2,350,871

FINANCIALS (1.7%)
Dai-ichi Life Hldgs., Inc.	383,200	7,045,082
Daiwa Securities Group, Inc.	1,465,700	6,881,422
Japan Post Hldgs. Co. Ltd.	115,600	938,277
Japan Post Insurance Co. Ltd.	505,000	7,871,447

		22,736,228

HEALTH CARE (1.2%)
Takeda Pharmaceutical Co. Ltd.	485,100	15,933,613

INDUSTRIALS (6.2%)
AGC, Inc.	167,500	6,245,029
ITOCHU Corp.	340,400	11,086,454
Marubeni Corp.	963,700	13,107,036
Mitsubishi Corp.	326,800	11,744,917
Mitsui & Co. Ltd.	437,700	13,644,069
Mitsui OSK Lines Ltd.	215,600	5,407,149
Nippon Yusen KK	373,800	8,732,008
Sumitomo Corp.	613,300	10,865,645
Yamato Hldgs. Co. Ltd.	57,300	983,645

		81,815,952

MUTUAL OF AMERICA INVESTMENT CORPORATION - INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

INFORMATION TECHNOLOGY (3.0%)
Brother Industries Ltd.	410,700	6,188,039
Canon, Inc.	402,900	8,973,205
Keyence Corp.	22,172	10,867,510
Seiko Epson Corp.	469,400	6,707,316
Tokyo Electron Ltd.	51,000	6,230,940

		38,967,010

TOTAL JAPAN		221,209,245

LUXEMBOURG (0.6%)
MATERIALS (0.6%)
ArcelorMittal S.A.	257,349	7,796,719

NETHERLANDS (3.4%)
CONSUMER STAPLES (0.8%)
Koninklijke Ahold Delhaize N.V.	298,951	10,213,699

FINANCIALS (0.7%)
ING Groep N.V.	818,949	9,725,303

INFORMATION TECHNOLOGY (1.9%)
ASML Hldg. N.V.	36,239	24,694,999

TOTAL NETHERLANDS		44,634,001

NORWAY (1.7%)
ENERGY (1.6%)
Aker BP ASA	81,223	1,991,692
Equinor ASA	624,443	17,749,216

		19,740,908

FINANCIALS (0.1%)
Gjensidige Forsikring ASA	87,239	1,426,338

TOTAL NORWAY		21,167,246

SINGAPORE (0.8%)
FINANCIALS (0.8%)
DBS Group Hldgs. Ltd.	397,800	9,889,629

SPAIN (3.6%)
COMMUNICATION SERVICES (0.7%)
Telefonica S.A.	2,222,895	9,573,605

CONSUMER DISCRETIONARY (0.2%)
Industria de Diseno Textil S.A.	88,596	2,976,402

FINANCIALS (2.0%)
Banco Bilbao Vizcaya Argentaria S.A.	1,781,542	12,736,887
Banco Santander S.A.	3,453,662	12,870,009

		25,606,896

UTILITIES (0.7%)
Red Electrica Corp. S.A.	506,195	8,907,164

TOTAL SPAIN		47,064,067

SWEDEN (0.9%)
CONSUMER DISCRETIONARY (0.5%)
H & M Hennes & Mauritz AB Cl B	466,679	6,672,298

FINANCIALS (0.4%)
Svenska Handelsbanken AB Cl A	590,861	5,117,318

MUTUAL OF AMERICA INVESTMENT CORPORATION - INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

UTILITIES (0.0%) (2)
Orron Energy ab	85,410	112,270

TOTAL SWEDEN		11,901,886

SWITZERLAND (10.7%)
CONSUMER DISCRETIONARY (1.9%)
Cie Financiere Richemont S.A. Cl A	86,482	13,867,922
Swatch Group AG	28,795	9,916,733

		23,784,655

CONSUMER STAPLES (2.2%)
Chocoladefabriken Lindt & Spruengli AG	29	3,434,648
Nestle S.A.	203,179	24,773,730

		28,208,378

FINANCIALS (2.2%)
Partners Group Hldg. AG	8,102	7,629,837
UBS Group AG	657,160	13,906,031
Zurich Insurance Group AG	12,375	5,930,084

		27,465,952

HEALTH CARE (4.4%)
Novartis AG	250,311	22,983,190
Roche Hldg. AG	85,771	24,508,429
Sonova Hldg. AG	30,483	8,992,143

		56,483,762

TOTAL SWITZERLAND		135,942,747

UNITED KINGDOM (14.1%)
COMMUNICATION SERVICES (1.0%)
Vodafone Group PLC	7,092,690	7,823,611
WPP PLC	469,828	5,581,763

		13,405,374

CONSUMER DISCRETIONARY (0.8%)
Barratt Developments PLC	294,798	1,696,430
Burberry Group PLC	297,311	9,519,462

		11,215,892

CONSUMER STAPLES (3.4%)
British American Tobacco PLC	367,971	12,898,487
Diageo PLC	302,591	13,503,991
Haleon PLC	425,895	1,691,773
Imperial Brands PLC	704,947	16,210,080

		44,304,331

ENERGY (1.4%)
Shell PLC	642,115	18,298,638

FINANCIALS (2.5%)
3i Group PLC	343,652	7,162,622
Barclays PLC	4,159,779	7,486,904
Direct Line Insurance Group PLC	1,406,843	2,389,798
Lloyds Banking Group PLC	16,302,538	9,584,665
NatWest Group PLC	1,955,943	6,382,042

		33,006,031

HEALTH CARE (0.4%)
GSK PLC	340,716	6,019,978

INDUSTRIALS (2.2%)
BAE Systems PLC	1,265,791	15,310,563
RELX PLC	399,940	12,952,305

		28,262,868

MATERIALS (2.4%)
Anglo American PLC	452,088	15,036,522

MUTUAL OF AMERICA INVESTMENT CORPORATION - INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

Rio Tinto PLC	254,051	17,243,773

		32,280,295

TOTAL UNITED KINGDOM		186,793,407

UNITED STATES (8.2%)
FINANCIALS (8.2%)
iShares Core MSCI Emerging Markets ETF	989,560	48,280,632
iShares MSCI Emerging Markets ex China ETF	200,000	9,866,000
Vanguard FTSE Emerging Markets ETF	1,191,868	48,151,467

		106,298,099

TOTAL COMMON STOCKS (Cost: $1,260,879,951) 94.6%		1,230,958,364

	Rating**	Rate(%)	Maturity	Face Amount		Value
SHORT-TERM DEBT SECURITIES:
UNITED STATES (0.5%)
U.S. GOVERNMENT (0.5%)
U.S. Treasury Bill	A-1+	4.33	05/16/23		3,000,000	2,983,874
U.S. Treasury Bill (1)	A-1+	4.60	04/20/23		3,000,000	2,992,803

						5,976,677

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $5,976,677) 0.5%						5,976,677

		Rate(%)	Maturity	Face Amount		Value
TEMPORARY CASH INVESTMENT (4.1%)
BNP Paribas, Paris Time Deposit		1.40	04/03/23	DKK	20,502,704	2,984,730
BNP Paribas, Paris Time Deposit		2.20	04/03/23	AUD	345,550	231,000
Citibank, New York Time Deposit		4.08	04/03/23	USD	50,044,386	50,044,386
ING Bank N.V., Amsterdam Time Deposit		(0.53)	04/03/23	JPY	37,585,350	283,097
Nordea Bank Abp, Oslo Time Deposit		1.58	04/03/23	NOK	540,269	51,595
Skandinaviska Enskilda Banken AB, Oslo Time Deposit		1.74	04/03/23	SEK	345	33
Sumitomo Mitsui Banking Corp., Tokyo Time Deposit		1.91	04/03/23	EUR	2,641	2,864

						53,597,705

TOTAL TEMPORARY CASH INVESTMENT (Cost: $53,597,705) 4.1%						53,597,705

TOTAL INVESTMENTS (Cost: $1,320,454,333) 99.2%						1,290,532,746

OTHER NET ASSETS 0.8%						10,194,620

NET ASSETS 100.0%						$1,300,727,366

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - CATHOLIC VALUES INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (8.0%)
Activision Blizzard, Inc.	97	8,302
Alphabet, Inc. Cl A*	807	83,710
Alphabet, Inc. Cl C*	704	73,216
AT&T, Inc.	966	18,595
Charter Communications, Inc. Cl A*	15	5,364
Comcast Corp. Cl A	570	21,609
DISH Network Corp. Cl A*	35	327
Electronic Arts, Inc.	36	4,336
Fox Corp. Cl A	40	1,362
Fox Corp. Cl B	19	595
Interpublic Group of Cos., Inc.	53	1,974
Match Group, Inc.*	38	1,459
Meta Platforms, Inc. Cl A*	302	64,006
Netflix, Inc.*	60	20,729
News Corp. Cl A	52	898
News Corp. Cl B	16	279
Omnicom Group, Inc.	28	2,642
Paramount Global Cl B	68	1,517
Take-Two Interactive Software, Inc.*	22	2,625
T-Mobile US, Inc.*	80	11,587
Verizon Communications, Inc.	569	22,128
Walt Disney Co.*	248	24,832
Warner Bros Discovery, Inc.*	300	4,530

		376,622

CONSUMER DISCRETIONARY (10.1%)
Advance Auto Parts, Inc.	8	973
Amazon.com, Inc.*	1,218	125,807
Aptiv PLC*	38	4,263
AutoZone, Inc.*	3	7,374
Bath & Body Works, Inc.	32	1,171
Best Buy Co., Inc.	27	2,113
Booking Hldgs., Inc.*	5	13,262
BorgWarner, Inc.	32	1,571
CarMax, Inc.*	22	1,414
Carnival Corp.*	137	1,391
Chipotle Mexican Grill, Inc. Cl A*	4	6,833
Darden Restaurants, Inc.	17	2,638
Domino’s Pizza, Inc.	5	1,649
DR Horton, Inc.	43	4,201
eBay, Inc.	74	3,283
Etsy, Inc.*	17	1,893
Expedia Group, Inc.*	21	2,038
Ford Motor Co.	535	6,741
Garmin Ltd.	21	2,119
General Motors Co.	191	7,006
Genuine Parts Co.	19	3,179
Hasbro, Inc.	18	966
Hilton Worldwide Hldgs., Inc.	37	5,212
Home Depot, Inc.	139	41,022
Las Vegas Sands Corp.*	45	2,585
Lennar Corp. Cl A	35	3,679
LKQ Corp.	35	1,987
Lowe’s Cos., Inc.	83	16,597

MUTUAL OF AMERICA INVESTMENT CORPORATION - CATHOLIC VALUES INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

Marriott International, Inc. Cl A	37	6,143
McDonald’s Corp.	100	27,961
Mohawk Industries, Inc.*	7	702
NIKE, Inc. Cl B	170	20,849
Norwegian Cruise Line Hldgs. Ltd.*	58	780
NVR, Inc.*	1	5,572
O’Reilly Automotive, Inc.*	8	6,792
Pool Corp.	5	1,712
PulteGroup, Inc.	31	1,807
Ralph Lauren Corp. Cl A	5	583
Ross Stores, Inc.	48	5,094
Starbucks Corp.	157	16,348
Tapestry, Inc.	32	1,380
Tesla, Inc.*	367	76,138
TJX Cos., Inc.	158	12,381
Tractor Supply Co.	15	3,526
Ulta Beauty, Inc.*	7	3,820
VF Corp.	46	1,054
Whirlpool Corp.	7	924
Wynn Resorts Ltd.*	14	1,567
Yum! Brands, Inc.	39	5,151

		473,251

CONSUMER STAPLES (7.1%)
Altria Group, Inc.	359	16,019
Archer-Daniels-Midland Co.	110	8,763
Brown-Forman Corp. Cl B	37	2,378
Campbell Soup Co.	41	2,254
Clorox Co.	25	3,956
Coca-Cola Co.	782	48,507
Colgate-Palmolive Co.	168	12,625
Conagra Brands, Inc.	96	3,606
Constellation Brands, Inc. Cl A	33	7,454
Costco Wholesale Corp.	89	44,221
Dollar General Corp.	31	6,524
Dollar Tree, Inc.*	29	4,163
Estee Lauder Cos., Inc. Cl A	47	11,584
General Mills, Inc.	119	10,170
Hormel Foods Corp.	58	2,313
J M Smucker Co.	22	3,462
Kellogg Co.	51	3,415
Keurig Dr Pepper, Inc.	171	6,033
Kimberly-Clark Corp.	68	9,127
Kraft Heinz Co.	160	6,187
Kroger Co.	131	6,467
Lamb Weston Hldgs., Inc.	29	3,031
McCormick & Co., Inc.	50	4,161
Molson Coors Beverage Co. Cl B	38	1,964
Monster Beverage Corp.*	153	8,264
Procter & Gamble Co.	474	70,479
Sysco Corp.	102	7,877
Target Corp.	63	10,435
Tyson Foods, Inc. Cl A	57	3,381
Walgreens Boots Alliance, Inc.	144	4,980

		333,800

ENERGY (4.6%)
APA Corp.	44	1,587
Baker Hughes Co. Cl A	136	3,925

MUTUAL OF AMERICA INVESTMENT CORPORATION - CATHOLIC VALUES INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

Chevron Corp.	240	39,158
ConocoPhillips	165	16,370
Coterra Energy, Inc.	106	2,601
Devon Energy Corp.	88	4,454
Diamondback Energy, Inc.	25	3,379
EOG Resources, Inc.	79	9,056
EQT Corp.	49	1,564
Exxon Mobil Corp.	555	60,861
Halliburton Co.	122	3,860
Hess Corp.	38	5,029
Kinder Morgan, Inc.	267	4,675
Marathon Oil Corp.	86	2,061
Marathon Petroleum Corp.	61	8,225
Occidental Petroleum Corp.	98	6,118
ONEOK, Inc.	60	3,812
Phillips 66	63	6,387
Pioneer Natural Resources Co.	33	6,740
Schlumberger N.V.	192	9,427
Targa Resources Corp.	31	2,261
Valero Energy Corp.	52	7,259
Williams Cos., Inc.	164	4,897

		213,706

FINANCIALS (14.2%)
Aflac, Inc.	75	4,839
Allstate Corp.	36	3,989
American Express Co.	80	13,196
American International Group, Inc.	100	5,036
Ameriprise Financial, Inc.	14	4,291
Aon PLC Cl A	28	8,828
Arch Capital Group Ltd.*	50	3,393
Arthur J. Gallagher & Co.	29	5,548
Assurant, Inc.	7	840
Bank of America Corp.	941	26,913
Bank of New York Mellon Corp.	99	4,499
Berkshire Hathaway, Inc. Cl B*	243	75,031
BlackRock, Inc. Cl A	20	13,382
Brown & Brown, Inc.	32	1,837
Capital One Financial Corp.	51	4,904
Cboe Global Markets, Inc.	14	1,879
Charles Schwab Corp.	206	10,790
Chubb Ltd.	56	10,874
Cincinnati Financial Corp.	21	2,354
Citigroup, Inc.	261	12,238
Citizens Financial Group, Inc.	66	2,004
CME Group, Inc. Cl A	49	9,384
Comerica, Inc.	18	782
Discover Financial Svcs.	37	3,657
Everest Re Group Ltd.	5	1,790
FactSet Research Systems, Inc.	5	2,075
Fidelity National Information Svcs., Inc.	80	4,346
Fifth Third Bancorp	92	2,451
First Republic Bank	25	350
Fiserv, Inc.*	86	9,721
FleetCor Technologies, Inc.*	10	2,109
Franklin Resources, Inc.	39	1,051
Global Payments, Inc.	36	3,789
Global X S&P 500 Catholic Values ETF	1,383	69,427

MUTUAL OF AMERICA INVESTMENT CORPORATION - CATHOLIC VALUES INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

Globe Life, Inc.	12	1,320
Goldman Sachs Group, Inc.	46	15,047
Hartford Financial Svcs. Group, Inc.	42	2,927
Huntington Bancshares, Inc.	195	2,184
Intercontinental Exchange, Inc.	75	7,822
Invesco Ltd.	61	1,000
Jack Henry & Associates, Inc.	10	1,507
JPMorgan Chase & Co.	396	51,603
KeyCorp.	126	1,578
Lincoln National Corp.	21	472
Loews Corp.	27	1,567
M&T Bank Corp.	23	2,750
MarketAxess Hldgs., Inc.	5	1,956
Marsh & McLennan Cos., Inc.	67	11,159
Mastercard, Inc. Cl A	114	41,429
MetLife, Inc.	89	5,157
Moody’s Corp.	22	6,732
Morgan Stanley	176	15,453
MSCI, Inc. Cl A	11	6,157
Nasdaq, Inc.	46	2,515
Northern Trust Corp.	29	2,556
PayPal Hldgs., Inc.*	153	11,619
PNC Financial Svcs. Group, Inc.	54	6,863
Principal Financial Group, Inc.	31	2,304
Progressive Corp.	79	11,302
Prudential Financial, Inc.	50	4,137
Raymond James Financial, Inc.	27	2,518
Regions Financial Corp.	126	2,339
S&P Global, Inc.	44	15,170
State Street Corp.	47	3,557
Synchrony Financial	59	1,716
T. Rowe Price Group, Inc.	31	3,500
Travelers Cos., Inc.	32	5,485
Truist Financial Corp.	179	6,104
U.S. Bancorp	188	6,777
Visa, Inc. Cl A	220	49,601
Wells Fargo & Co.	514	19,213
Willis Towers Watson PLC	15	3,486
WR Berkley Corp.	28	1,743
Zions Bancorporation	20	599

		668,521

HEALTH CARE (13.7%)
Align Technology, Inc.*	32	10,692
AmerisourceBergen Corp. Cl A	70	11,208
Baxter International, Inc.	219	8,883
Boston Scientific Corp.*	622	31,119
Cardinal Health, Inc.	112	8,456
Cigna Group	130	33,219
Contra ABIOMED, Inc. - contingent value rights*	20	0	††
CVS Health Corp.	558	41,465
DaVita, Inc.*	24	1,947
DENTSPLY SIRONA, Inc.	93	3,653
Dexcom, Inc.*	168	19,518
Edwards Lifesciences Corp.*	269	22,254
Elevance Health, Inc.	104	47,820
Gilead Sciences, Inc.	542	44,970
Henry Schein, Inc.*	59	4,811

MUTUAL OF AMERICA INVESTMENT CORPORATION - CATHOLIC VALUES INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

Hologic, Inc.*	107	8,635
Humana, Inc.	54	26,215
IDEXX Laboratories, Inc.*	36	18,003
Incyte Corp.*	80	5,782
Intuitive Surgical, Inc.*	152	38,831
IQVIA Hldgs., Inc.*	81	16,110
Laboratory Corp. of America Hldgs.	39	8,947
McKesson Corp.	60	21,363
Medtronic PLC	578	46,598
Mettler-Toledo International, Inc.*	10	15,302
Molina Healthcare, Inc.*	26	6,955
Quest Diagnostics, Inc.	48	6,791
ResMed, Inc.	64	14,015
STERIS PLC	43	8,225
Stryker Corp.	147	41,964
Teleflex, Inc.	21	5,320
Waters Corp.*	26	8,050
West Pharmaceutical Svcs., Inc.	33	11,434
Zimmer Biomet Hldgs., Inc.	91	11,757
Zoetis, Inc. Cl A	203	33,787

		644,099

INDUSTRIALS (8.6%)
3M Co.	104	10,931
Alaska Air Group, Inc.*	24	1,007
Allegion PLC	17	1,814
American Airlines Group, Inc.*	122	1,799
AMETEK, Inc.	44	6,395
AO Smith Corp.	24	1,660
Automatic Data Processing, Inc.	56	12,467
Broadridge Financial Solutions, Inc.	16	2,345
Carrier Global Corp.	157	7,183
Caterpillar, Inc.	98	22,426
CH Robinson Worldwide, Inc.	23	2,286
Cintas Corp.	16	7,403
Copart, Inc.*	81	6,092
CoStar Group, Inc.*	76	5,233
CSX Corp.	395	11,826
Cummins, Inc.	27	6,450
Deere & Co.	51	21,057
Delta Air Lines, Inc.*	121	4,225
Dover Corp.	27	4,102
Eaton Corp. PLC	75	12,851
Emerson Electric Co.	107	9,324
Equifax, Inc.	23	4,665
Expeditors International of Washington, Inc.	30	3,304
Fastenal Co.	107	5,772
FedEx Corp.	44	10,054
Fortive Corp.	66	4,499
Generac Hldgs., Inc.*	12	1,296
Howmet Aerospace, Inc.	69	2,924
IDEX Corp.	14	3,234
Illinois Tool Works, Inc.	52	12,659
Ingersoll Rand, Inc.	76	4,422
JB Hunt Transport Svcs., Inc.	16	2,807
Johnson Controls International PLC	129	7,768
Masco Corp.	43	2,138
Nordson Corp.	10	2,223

MUTUAL OF AMERICA INVESTMENT CORPORATION - CATHOLIC VALUES INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

Norfolk Southern Corp.	43	9,116
Old Dominion Freight Line, Inc.	17	5,794
Otis Worldwide Corp.	78	6,583
PACCAR, Inc.	98	7,174
Parker-Hannifin Corp.	25	8,403
Paychex, Inc.	43	4,927
Pentair PLC	31	1,713
Quanta Svcs., Inc.	27	4,499
Republic Svcs., Inc. Cl A	39	5,274
Robert Half International, Inc.	21	1,692
Rockwell Automation, Inc.	22	6,456
Rollins, Inc.	44	1,651
Snap-on, Inc.	10	2,469
Southwest Airlines Co.	112	3,644
Stanley Black & Decker, Inc.	28	2,256
Trane Technologies PLC	44	8,095
TransDigm Group, Inc.	10	7,371
Union Pacific Corp.	115	23,145
United Airlines Hldgs., Inc.*	61	2,699
United Parcel Svc., Inc. Cl B	137	26,577
United Rentals, Inc.	13	5,145
Verisk Analytics, Inc. Cl A	30	5,756
Waste Management, Inc.	70	11,422
Westinghouse Air Brake Technologies Corp.	35	3,537
WW Grainger, Inc.	8	5,510
Xylem, Inc.	34	3,560

		401,109

INFORMATION TECHNOLOGY (25.7%)
Accenture PLC Cl A	85	24,294
Adobe, Inc.*	62	23,893
Advanced Micro Devices, Inc.*	218	21,366
Akamai Technologies, Inc.*	22	1,723
Amphenol Corp. Cl A	80	6,538
Analog Devices, Inc.	69	13,608
ANSYS, Inc.*	12	3,994
Apple, Inc.	2,011	331,614
Applied Materials, Inc.	114	14,003
Arista Networks, Inc.*	34	5,707
Autodesk, Inc.*	30	6,245
Broadcom, Inc.	57	36,568
Cadence Design Systems, Inc.*	38	7,983
CDW Corp.	18	3,508
Ceridian HCM Hldg., Inc.*	21	1,538
Cisco Systems, Inc.	556	29,065
Cognizant Technology Solutions Corp. Cl A	69	4,204
DXC Technology Co.*	31	792
Enphase Energy, Inc.*	19	3,995
EPAM Systems, Inc.*	8	2,392
F5, Inc.*	8	1,166
First Solar, Inc.*	13	2,828
Fortinet, Inc.*	88	5,848
Gartner, Inc.*	11	3,583
Gen Digital, Inc.	77	1,321
Hewlett Packard Enterprise Co.	173	2,756
HP, Inc.	117	3,434
Intel Corp.	559	18,263
International Business Machines Corp.	122	15,993

MUTUAL OF AMERICA INVESTMENT CORPORATION - CATHOLIC VALUES INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

Intuit, Inc.	38	16,942
Juniper Networks, Inc.	44	1,514
Keysight Technologies, Inc.*	25	4,037
KLA Corp.	19	7,584
Lam Research Corp.	18	9,542
Microchip Technology, Inc.	74	6,200
Micron Technology, Inc.	148	8,930
Microsoft Corp.	1,007	290,318
Monolithic Power Systems, Inc.	6	3,003
Motorola Solutions, Inc.	23	6,581
NetApp, Inc.	30	1,916
NVIDIA Corp.	333	92,497
NXP Semiconductors N.V.	36	6,713
ON Semiconductor Corp.*	58	4,775
Oracle Corp.	208	19,327
Paycom Software, Inc.*	6	1,824
PTC, Inc.*	14	1,795
Qorvo, Inc.*	14	1,422
QUALCOMM, Inc.	151	19,265
Roper Technologies, Inc.	14	6,170
Salesforce, Inc.*	135	26,970
Seagate Technology Hldgs. PLC	26	1,719
ServiceNow, Inc.*	28	13,012
Skyworks Solutions, Inc.	22	2,596
SolarEdge Technologies, Inc.*	7	2,128
Synopsys, Inc.*	21	8,111
TE Connectivity Ltd.	43	5,639
Teledyne Technologies, Inc.*	6	2,684
Teradyne, Inc.	21	2,258
Texas Instruments, Inc.	123	22,879
Trimble, Inc.*	34	1,782
Tyler Technologies, Inc.*	5	1,773
VeriSign, Inc.*	12	2,536
Western Digital Corp.*	44	1,657
Zebra Technologies Corp. Cl A*	7	2,226

		1,206,547

MATERIALS (2.6%)
Air Products & Chemicals, Inc.	30	8,616
Albemarle Corp.	16	3,537
Amcor PLC	200	2,276
Avery Dennison Corp.	11	1,968
Ball Corp.	43	2,370
Celanese Corp. Cl A	13	1,416
CF Industries Hldgs., Inc.	27	1,957
Corteva, Inc.	96	5,790
Dow, Inc.	95	5,208
DuPont de Nemours, Inc.	62	4,450
Eastman Chemical Co.	16	1,349
Ecolab, Inc.	34	5,628
FMC Corp.	17	2,076
Freeport-McMoRan, Inc.	193	7,896
International Flavors & Fragrances, Inc.	35	3,219
International Paper Co.	48	1,731
Linde PLC	66	23,459
LyondellBasell Industries N.V. Cl A	35	3,286
Martin Marietta Materials, Inc.	8	2,841
Mosaic Co.	46	2,110

MUTUAL OF AMERICA INVESTMENT CORPORATION - CATHOLIC VALUES INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

Newmont Corp.	107	5,245
Nucor Corp.	35	5,406
Packaging Corp. of America	12	1,666
PPG Industries, Inc.	32	4,275
Sealed Air Corp.	20	918
Sherwin-Williams Co.	32	7,193
Steel Dynamics, Inc.	23	2,600
Vulcan Materials Co.	18	3,088
Westrock Co.	35	1,066

		122,640

REAL ESTATE (2.5%)
Alexandria Real Estate Equities, Inc.	23	2,889
American Tower Corp.	68	13,895
AvalonBay Communities, Inc.	21	3,529
Boston Properties, Inc.	21	1,136
Camden Property Trust	16	1,677
CBRE Group, Inc. Cl A*	46	3,349
Crown Castle, Inc.	63	8,432
Digital Realty Trust, Inc.	42	4,129
Equinix, Inc.	13	9,374
Equity Residential	50	3,000
Essex Property Trust, Inc.	9	1,882
Extra Space Storage, Inc.	20	3,259
Federal Realty Investment Trust	11	1,087
Host Hotels & Resorts, Inc.	104	1,715
Invitation Homes, Inc.	84	2,623
Iron Mountain, Inc.	43	2,275
Kimco Realty Corp.	90	1,758
Mid-America Apartment Communities, Inc.	17	2,568
Prologis, Inc.	134	16,719
Public Storage	23	6,949
Realty Income Corp.	91	5,762
Regency Centers Corp.	23	1,407
SBA Communications Corp. Cl A	16	4,177
Simon Property Group, Inc.	48	5,375
UDR, Inc.	45	1,848
Welltower, Inc.	69	4,947
Weyerhaeuser Co.	107	3,224

		118,985

UTILITIES (2.8%)
AES Corp.	90	2,167
Alliant Energy Corp.	34	1,816
Ameren Corp.	35	3,024
American Electric Power Co., Inc.	69	6,278
American Water Works Co., Inc.	26	3,809
Atmos Energy Corp.	20	2,247
CenterPoint Energy, Inc.	85	2,504
CMS Energy Corp.	40	2,455
Consolidated Edison, Inc.	48	4,592
Constellation Energy Corp.	45	3,533
Dominion Energy, Inc.	112	6,262
DTE Energy Co.	27	2,958
Duke Energy Corp.	104	10,033
Edison International	51	3,600
Entergy Corp.	28	3,017
Evergy, Inc.	31	1,895
Eversource Energy	47	3,678

MUTUAL OF AMERICA INVESTMENT CORPORATION - CATHOLIC VALUES INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

Exelon Corp.	134	5,613
FirstEnergy Corp.	73	2,924
NextEra Energy, Inc.	268	20,657
NiSource, Inc.	55	1,538
NRG Energy, Inc.	32	1,097
PG&E Corp.*	217	3,509
Pinnacle West Capital Corp.	15	1,189
PPL Corp.	99	2,751
Public Svc. Enterprise Group, Inc.	67	4,184
Sempra Energy	43	6,500
Southern Co.	147	10,228
WEC Energy Group, Inc.	43	4,076
Xcel Energy, Inc.	74	4,991

		133,125

TOTAL INDEXED ASSETS-COMMON STOCKS (Cost: $4,198,393) 99.9%		4,692,405

TOTAL INVESTMENTS (Cost: $4,198,393) 99.9%		4,692,405

OTHER NET ASSETS 0.1%		6,182

NET ASSETS 100.0%		$4,698,587

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-TERM BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (75.4%)
U.S. Treasury Note	AA+	0.25	03/15/24	4,000,000	3,837,656
U.S. Treasury Note	AA+	0.25	06/15/24	11,000,000	10,460,313
U.S. Treasury Note	AA+	0.38	09/30/27	41,300,000	35,713,207
U.S. Treasury Note	AA+	0.50	04/30/27	18,500,000	16,287,949
U.S. Treasury Note	AA+	0.50	06/30/27	46,500,000	40,729,277
U.S. Treasury Note	AA+	0.50	10/31/27	41,000,000	35,577,110
U.S. Treasury Note	AA+	0.63	10/15/24	22,000,000	20,807,188
U.S. Treasury Note	AA+	0.63	03/31/27	23,100,000	20,479,594
U.S. Treasury Note	AA+	0.63	11/30/27	23,715,000	20,671,884
U.S. Treasury Note	AA+	0.63	05/15/30	6,250,000	5,116,455
U.S. Treasury Note	AA+	0.63	08/15/30	45,000,000	36,669,726
U.S. Treasury Note	AA+	0.75	05/31/26	31,000,000	28,197,891
U.S. Treasury Note	AA+	0.88	06/30/26	6,500,000	5,926,934
U.S. Treasury Note	AA+	1.25	08/31/24	22,855,000	21,884,555
U.S. Treasury Note	AA+	1.25	06/30/28	500,000	443,789
U.S. Treasury Note	AA+	1.50	09/30/24	4,865,000	4,667,929
U.S. Treasury Note	AA+	1.50	08/15/26	16,175,000	15,013,054
U.S. Treasury Note	AA+	1.50	11/30/28	17,000,000	15,163,867
U.S. Treasury Note	AA+	1.63	05/15/26	29,175,000	27,316,233
U.S. Treasury Note	AA+	1.63	09/30/26	3,170,000	2,950,453
U.S. Treasury Note	AA+	1.75	01/31/29	28,500,000	25,726,816
U.S. Treasury Note	AA+	2.00	05/31/24	14,590,000	14,180,796
U.S. Treasury Note	AA+	2.00	06/30/24	24,315,000	23,593,148
U.S. Treasury Note	AA+	2.38	04/30/26	18,480,000	17,724,919
U.S. Treasury Note	AA+	2.38	05/15/29	19,450,000	18,147,002
U.S. Treasury Note	AA+	2.50	01/31/24	14,400,000	14,136,750
U.S. Treasury Note	AA+	2.50	05/31/24	12,000,000	11,730,937
U.S. Treasury Note	AA+	2.50	02/28/26	12,450,000	11,993,824
U.S. Treasury Note	AA+	2.63	05/31/27	39,415,000	37,792,210
U.S. Treasury Note	AA+	2.75	05/15/25	10,000,000	9,737,500
U.S. Treasury Note	AA+	2.75	07/31/27	26,000,000	25,039,219
U.S. Treasury Note	AA+	2.88	05/31/25	10,495,000	10,245,334
U.S. Treasury Note	AA+	3.00	07/15/25	24,000,000	23,485,313
U.S. Treasury Note	AA+	3.25	06/30/27	12,455,000	12,239,957
U.S. Treasury Note	AA+	4.13	11/15/32	28,060,000	29,484,922
U.S. Treasury Note	AA+	4.63	02/28/25	4,390,000	4,432,700

					657,606,411

CORPORATE DEBT (24.1%)
COMMUNICATION SERVICES (1.8%)
AT&T, Inc.	BBB	2.75	06/01/31	4,050,000	3,490,395
Comcast Corp.	A-	2.35	01/15/27	4,100,000	3,819,074
T-Mobile USA, Inc.	BBB-	3.38	04/15/29	2,295,000	2,092,323
Verizon Communications, Inc.	BBB+	4.02	12/03/29	2,700,000	2,584,609
Warnermedia Hldgs., Inc.†	BBB-	3.76	03/15/27	2,330,000	2,194,227
Warnermedia Hldgs., Inc.	BBB-	6.41	03/15/26	1,500,000	1,507,573

					15,688,201

CONSUMER DISCRETIONARY (2.6%)
Amazon.com, Inc.	AA	1.20	06/03/27	4,009,000	3,559,109
AutoZone, Inc.	BBB	3.25	04/15/25	2,300,000	2,222,266
Best Buy Co., Inc.	BBB+	1.95	10/01/30	1,735,000	1,411,234
Booking Hldgs., Inc.	A-	3.65	03/15/25	1,827,000	1,788,381
Brunswick Corp.	BBB-	0.85	08/18/24	4,520,000	4,221,590
General Motors Financial Co., Inc.	BBB	6.05	10/10/25	1,300,000	1,321,228
Genuine Parts Co.	BBB	1.75	02/01/25	2,765,000	2,612,235

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-TERM BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

Harman International Industries, Inc.	A-	4.15	05/15/25	1,945,000	1,912,768
Lowe’s Cos., Inc.	BBB+	4.00	04/15/25	1,320,000	1,302,129
Travel + Leisure Co.	BB-	5.65	04/01/24	2,430,000	2,422,516

					22,773,456

CONSUMER STAPLES (1.0%)
Bunge Ltd. Finance Corp.	BBB	3.25	08/15/26	4,400,000	4,171,281
Kellogg Co.	BBB	2.65	12/01/23	1,945,000	1,926,414
Keurig Dr Pepper, Inc.	BBB	3.13	12/15/23	2,910,000	2,871,903

					8,969,598

ENERGY (0.7%)
Devon Energy Corp.	BBB	5.25	09/15/24	4,400,000	4,410,749
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	BBB-	5.50	03/01/30	1,480,000	1,446,300

					5,857,049

FINANCIALS (8.2%)
Aflac, Inc.	A-	1.13	03/15/26	2,075,000	1,879,669
Alleghany Corp.	AA	3.63	05/15/30	2,200,000	2,071,859
Allstate Corp.	A-	0.75	12/15/25	710,000	637,692
American International Group, Inc.	BBB+	4.13	02/15/24	1,945,000	1,918,218
Bank of America Corp.	A-	3.37	01/23/26	4,000,000	3,846,949
Bank of America Corp.	A-	3.42	12/20/28	7,100,000	6,596,702
Brown & Brown, Inc.	BBB-	4.20	09/15/24	2,574,000	2,526,199
Capital One Financial Corp.	BBB	4.93	05/10/28	1,475,000	1,416,274
Citigroup, Inc.	BBB+	4.14	05/24/25	1,950,000	1,915,223
Citizens Financial Group, Inc.	BBB	3.75	07/01/24	3,693,000	3,253,755
FactSet Research Systems, Inc.	BBB-	2.90	03/01/27	2,940,000	2,730,169
Fairfax U.S., Inc.†	BBB	4.88	08/13/24	730,000	716,090
Fifth Third Bancorp	BBB	4.30	01/16/24	2,430,000	2,374,425
Goldman Sachs Group, Inc.	BBB+	2.64	02/24/28	2,935,000	2,677,112
JPMorgan Chase & Co.	A-	1.47	09/22/27	2,620,000	2,310,601
JPMorgan Chase & Co.	A-	3.51	01/23/29	4,430,000	4,144,949
JPMorgan Chase & Co.	BBB+	3.88	09/10/24	1,320,000	1,297,482
JPMorgan Chase & Co.	BBB+	5.72	09/14/33	800,000	819,487
Legg Mason, Inc.	A	3.95	07/15/24	1,945,000	1,912,402
Lincoln National Corp.	BBB+	4.00	09/01/23	1,945,000	1,937,549
M&T Bank Corp.	BBB+	4.00	07/15/24	1,750,000	1,708,399
Mercury General Corp.	BBB	4.40	03/15/27	3,530,000	3,411,764
Morgan Stanley	A-	1.16	10/21/25	1,500,000	1,400,779
Morgan Stanley	A-	4.43	01/23/30	925,000	892,177
Morgan Stanley	A-	5.12	02/01/29	4,670,000	4,707,099
PNC Bank N.A.	A-	3.80	07/25/23	2,500,000	2,483,915
Progressive Corp.	A	2.50	03/15/27	1,950,000	1,797,698
Signet UK Finance PLC	BB-	4.70	06/15/24	1,945,000	1,899,526
Stifel Financial Corp.	BBB-	4.25	07/18/24	1,945,000	1,916,100
Synchrony Financial	BBB-	3.70	08/04/26	1,460,000	1,274,558
Voya Financial, Inc.	BBB+	3.65	06/15/26	1,945,000	1,859,586
Wells Fargo & Co.	BBB+	3.53	03/24/28	1,480,000	1,396,365

					71,730,772

HEALTH CARE (2.7%)
AbbVie, Inc.	BBB+	4.25	11/14/28	4,046,000	4,021,521
Aetna, Inc.	BBB	2.80	06/15/23	2,430,000	2,418,433
Amgen, Inc.	BBB+	5.15	03/02/28	1,945,000	1,985,886
Baxter International, Inc.	BBB	1.92	02/01/27	4,500,000	4,026,440
CVS Health Corp.	BBB	3.38	08/12/24	575,000	563,474
CVS Health Corp.	BBB	3.88	07/20/25	1,460,000	1,433,822
Elevance Health, Inc.	A	2.88	09/15/29	2,900,000	2,632,603
Humana, Inc.	BBB+	3.85	10/01/24	2,430,000	2,388,781

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-TERM BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

Thermo Fisher Scientific, Inc.	A-	1.75	10/15/28	4,410,000	3,874,760

					23,345,720

INDUSTRIALS (1.4%)
Boeing Co.	BBB-	4.88	05/01/25	3,290,000	3,283,707
Deere & Co.	A	2.75	04/15/25	311,000	301,540
Lennox International, Inc.	BBB	1.70	08/01/27	2,186,000	1,925,266
Stanley Black & Decker, Inc.	A	2.30	02/24/25	4,900,000	4,675,160
Verisk Analytics, Inc.	BBB	4.00	06/15/25	2,010,000	1,962,238

					12,147,911

INFORMATION TECHNOLOGY (2.1%)
Apple, Inc.	AA+	2.05	09/11/26	2,050,000	1,917,101
Applied Materials, Inc.	A	3.90	10/01/25	3,300,000	3,256,237
Intel Corp.	A	4.88	02/10/28	3,725,000	3,784,891
Oracle Corp.	BBB	2.88	03/25/31	1,860,000	1,591,606
PayPal Hldgs., Inc.	A-	2.65	10/01/26	3,960,000	3,734,042
Teledyne Technologies, Inc.	BBB	2.75	04/01/31	4,175,000	3,559,621

					17,843,498

MATERIALS (1.4%)
Ecolab, Inc.	A-	1.65	02/01/27	2,780,000	2,518,892
International Flavors & Fragrances, Inc.†	BBB-	1.23	10/01/25	4,019,000	3,594,537
Nucor Corp.	A-	3.95	05/23/25	1,950,000	1,918,599
Packaging Corp. of America	BBB	3.65	09/15/24	4,400,000	4,328,182

					12,360,210

REAL ESTATE (1.4%)
Boston Properties LP	BBB+	3.25	01/30/31	3,100,000	2,452,309
Crown Castle, Inc.	BBB	3.15	07/15/23	2,430,000	2,414,928
Omega Healthcare Investors, Inc.	BBB-	4.38	08/01/23	1,700,000	1,689,089
Omega Healthcare Investors, Inc.	BBB-	4.50	01/15/25	730,000	699,427
Prologis LP	A	1.75	07/01/30	2,320,000	1,883,171
Realty Income Corp.	A-	5.05	01/13/26	2,795,000	2,784,471

					11,923,395

UTILITIES (0.8%)
American Electric Power Co., Inc.	BBB+	2.03	03/15/24	2,770,000	2,679,597
NextEra Energy Capital Hldgs., Inc.	BBB+	3.55	05/01/27	2,270,000	2,169,822
Southern Co.	BBB	3.25	07/01/26	2,430,000	2,316,961

					7,166,380

TOTAL CORPORATE DEBT					209,806,190

TOTAL LONG-TERM DEBT SECURITIES (Cost: $933,054,071) 99.5%					867,412,601

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.0%) (2)
Citibank, New York Time Deposit		4.08	04/03/23	57,279	57,279

TOTAL TEMPORARY CASH INVESTMENT (Cost: $57,279) 0.0% (2)					57,279

TOTAL INVESTMENTS (Cost: $933,111,350) 99.5%					867,469,880

OTHER NET ASSETS 0.5%					4,303,463

NET ASSETS 100.0%					$871,773,343

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (43.7%)
U.S. Treasury Bond	AA+	1.13	05/15/40	71,625,000	47,661,401
U.S. Treasury Bond	AA+	1.13	08/15/40	60,750,000	40,154,326
U.S. Treasury Bond	AA+	1.38	11/15/40	22,500,000	15,497,754
U.S. Treasury Bond	AA+	2.25	08/15/46	28,985,000	21,873,485
U.S. Treasury Bond	AA+	2.75	08/15/47	9,790,000	8,137,555
U.S. Treasury Bond	AA+	2.88	05/15/43	200,000	172,805
U.S. Treasury Bond	AA+	2.88	05/15/49	6,000,000	5,134,219
U.S. Treasury Bond	AA+	4.00	11/15/52	30,665,000	32,543,231
U.S. Treasury Note	AA+	0.63	05/15/30	58,200,000	47,644,431
U.S. Treasury Note	AA+	1.13	02/29/28	50,000,000	44,404,297
U.S. Treasury Note	AA+	1.13	08/31/28	5,000,000	4,390,430
U.S. Treasury Note	AA+	1.25	05/31/28	10,100,000	8,980,715
U.S. Treasury Note	AA+	1.25	06/30/28	36,950,000	32,796,012
U.S. Treasury Note	AA+	1.25	09/30/28	7,000,000	6,176,953
U.S. Treasury Note	AA+	1.38	11/15/31	14,000,000	11,816,875
U.S. Treasury Note	AA+	1.50	11/30/28	14,000,000	12,487,891
U.S. Treasury Note	AA+	1.50	02/15/30	5,800,000	5,084,515
U.S. Treasury Note	AA+	1.63	08/15/29	49,705,000	44,334,530
U.S. Treasury Note	AA+	2.13	07/31/24	5,475,000	5,314,172
U.S. Treasury Note	AA+	2.25	08/15/27	66,000,000	62,259,139
U.S. Treasury Note	AA+	2.25	11/15/27	50,535,000	47,534,484
U.S. Treasury Note	AA+	2.38	05/15/27	39,395,000	37,417,556
U.S. Treasury Note	AA+	2.38	05/15/29	2,000,000	1,866,016
U.S. Treasury Note	AA+	2.63	04/15/25	17,450,000	16,957,856
U.S. Treasury Note	AA+	2.63	02/15/29	49,655,000	47,083,026
U.S. Treasury Note	AA+	2.75	05/15/25	30,000,000	29,212,500
U.S. Treasury Note	AA+	2.88	05/15/28	39,165,000	37,778,926
U.S. Treasury Note	AA+	2.88	05/15/32	59,445,000	56,570,277
U.S. Treasury Note	AA+	3.00	07/15/25	2,010,000	1,966,895
U.S. Treasury Note	AA+	3.13	11/15/28	3,915,000	3,816,513
U.S. Treasury Note	AA+	4.00	12/15/25	15,700,000	15,761,328
U.S. Treasury Note	AA+	4.63	02/28/25	10,225,000	10,324,454
U.S. Treasury Strip	AA+	0.00	08/15/28	20,580,000	16,961,565
U.S. Treasury Strip	AA+	0.00	08/15/29	3,280,000	2,608,216
U.S. Treasury Strip	AA+	0.00	08/15/33	9,790,000	6,687,940
U.S. Treasury Strip	AA+	0.00	08/15/35	9,790,000	6,177,373
U.S. Treasury Strip	AA+	0.00	08/15/37	9,790,000	5,688,516

					801,278,177

U.S. GOVERNMENT AGENCIES (34.9%)
MORTGAGE-BACKED OBLIGATIONS (34.9%)
FHLMC	AA+	2.00	11/01/50	3,448,654	2,859,749
FHLMC	AA+	2.00	02/01/51	3,784,037	3,167,345
FHLMC	AA+	2.50	09/01/27	12,096	11,652
FHLMC	AA+	2.50	09/01/27	347,927	334,779
FHLMC	AA+	2.50	12/01/27	388,934	373,019
FHLMC	AA+	2.50	06/01/35	1,945,236	1,810,141
FHLMC	AA+	2.50	10/01/40	3,227,614	2,879,353
FHLMC	AA+	2.50	05/01/42	13,983,054	12,370,779
FHLMC	AA+	2.50	10/01/49	1,831,905	1,590,259
FHLMC	AA+	2.50	01/01/50	1,310,148	1,132,747
FHLMC	AA+	2.50	01/01/50	1,202,605	1,080,989
FHLMC	AA+	2.50	05/01/50	3,593,162	3,115,850
FHLMC	AA+	2.50	06/01/50	4,031,007	3,500,554
FHLMC	AA+	2.50	10/01/50	3,866,757	3,339,554

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

FHLMC	AA+	2.50	02/01/51	825,301	716,156
FHLMC	AA+	2.50	02/01/51	1,058,759	930,027
FHLMC	AA+	2.50	04/01/51	4,906,729	4,295,542
FHLMC	AA+	2.50	04/01/51	917,763	793,023
FHLMC	AA+	2.50	04/01/51	2,028,181	1,771,844
FHLMC	AA+	2.50	04/01/51	6,106,833	5,273,915
FHLMC	AA+	2.50	05/01/51	6,246,404	5,457,120
FHLMC	AA+	2.50	05/01/51	8,567,063	7,473,540
FHLMC	AA+	2.50	09/01/51	4,385,962	3,800,597
FHLMC	AA+	2.50	10/01/51	3,104,996	2,678,663
FHLMC	AA+	2.50	11/01/51	2,905,521	2,513,039
FHLMC	AA+	3.00	06/01/27	6,774	6,583
FHLMC	AA+	3.00	06/01/27	177,197	172,010
FHLMC	AA+	3.00	08/01/27	132,583	128,701
FHLMC	AA+	3.00	08/01/27	8,484	8,245
FHLMC	AA+	3.00	02/01/32	1,615,421	1,544,760
FHLMC	AA+	3.00	07/01/42	192,244	178,999
FHLMC	AA+	3.00	11/01/42	18,767	17,328
FHLMC	AA+	3.00	11/01/42	453,732	413,370
FHLMC	AA+	3.00	03/01/43	752,790	694,270
FHLMC	AA+	3.00	04/01/43	1,027,340	947,479
FHLMC	AA+	3.00	04/01/43	18,232	16,833
FHLMC	AA+	3.00	04/01/43	5,237,696	4,830,807
FHLMC	AA+	3.00	04/01/43	3,272,886	3,018,690
FHLMC	AA+	3.00	09/15/43	172,722	168,009
FHLMC	AA+	3.00	04/15/44	228,390	216,376
FHLMC	AA+	3.00	04/15/45	108,167	106,033
FHLMC	AA+	3.00	09/01/46	981,403	900,518
FHLMC	AA+	3.00	09/01/46	2,155,707	1,977,346
FHLMC	AA+	3.00	11/01/46	263,533	238,438
FHLMC	AA+	3.00	05/01/49	2,284,974	2,070,380
FHLMC	AA+	3.00	11/01/49	1,590,434	1,441,075
FHLMC	AA+	3.00	11/01/49	1,485,011	1,351,105
FHLMC	AA+	3.00	12/01/49	1,463,146	1,325,741
FHLMC	AA+	3.00	02/01/50	2,071,035	1,892,000
FHLMC	AA+	3.00	11/01/50	3,696,355	3,346,919
FHLMC	AA+	3.00	04/01/51	1,224,417	1,102,078
FHLMC	AA+	3.00	06/01/52	5,756,219	5,181,127
FHLMC	AA+	3.50	02/01/35	428,697	417,508
FHLMC	AA+	3.50	02/01/35	783,866	763,404
FHLMC	AA+	3.50	04/01/35	392,300	382,058
FHLMC	AA+	3.50	02/01/36	366,875	354,574
FHLMC	AA+	3.50	11/01/39	2,109,907	2,019,516
FHLMC	AA+	3.50	01/01/41	349,775	333,740
FHLMC	AA+	3.50	05/01/42	25,958	24,792
FHLMC	AA+	3.50	07/01/42	976,571	931,700
FHLMC	AA+	3.50	01/01/43	20,376	19,461
FHLMC	AA+	3.50	04/01/43	21,459	20,250
FHLMC	AA+	3.50	06/01/43	668,525	633,229
FHLMC	AA+	3.50	08/15/43	1,324,799	1,282,784
FHLMC	AA+	3.50	11/01/43	19,900	19,006
FHLMC	AA+	3.50	01/01/44	8,909,130	8,499,719
FHLMC	AA+	3.50	04/01/45	814,000	772,668
FHLMC	AA+	3.50	07/01/45	939,437	888,679
FHLMC	AA+	3.50	07/01/45	31,315	29,655
FHLMC	AA+	3.50	09/01/45	492,901	465,503
FHLMC	AA+	3.50	11/01/45	2,344,981	2,220,968

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

FHLMC	AA+	3.50	08/01/46	856,913	809,013
FHLMC	AA+	3.50	08/01/47	2,771,495	2,619,402
FHLMC	AA+	3.50	12/01/47	431,445	406,856
FHLMC	AA+	3.50	02/01/50	1,326,153	1,248,294
FHLMC	AA+	3.50	09/01/50	2,392,483	2,287,272
FHLMC	AA+	4.00	02/01/25	7,336	7,292
FHLMC	AA+	4.00	05/01/26	37,111	36,883
FHLMC	AA+	4.00	11/01/33	14,457	14,332
FHLMC	AA+	4.00	12/01/33	480,978	470,901
FHLMC	AA+	4.00	01/01/38	65,303	65,029
FHLMC	AA+	4.00	01/01/38	1,164,670	1,158,568
FHLMC	AA+	4.00	01/15/40	1,943,267	1,887,957
FHLMC	AA+	4.00	03/01/41	6,833	6,694
FHLMC	AA+	4.00	07/01/41	363,303	356,956
FHLMC	AA+	4.00	07/01/41	12,126	11,926
FHLMC	AA+	4.00	11/01/42	5,735	5,640
FHLMC	AA+	4.00	10/01/44	309,700	301,942
FHLMC	AA+	4.00	10/01/44	809,317	788,897
FHLMC	AA+	4.00	10/01/44	14,934	14,589
FHLMC	AA+	4.00	10/01/44	448,014	437,209
FHLMC	AA+	4.00	02/01/45	2,157,822	2,129,177
FHLMC	AA+	4.00	06/01/45	28,512	27,849
FHLMC	AA+	4.00	05/01/47	364,460	354,916
FHLMC	AA+	4.00	02/01/48	336,543	326,863
FHLMC	AA+	4.00	05/01/48	150,833	146,074
FHLMC	AA+	4.00	03/01/52	6,981,393	6,677,728
FHLMC	AA+	4.00	04/01/52	3,173,703	3,048,098
FHLMC	AA+	4.00	06/01/52	4,983,677	4,782,515
FHLMC	AA+	4.00	08/01/52	4,066,862	3,903,276
FHLMC	AA+	4.50	03/01/34	3,204	3,208
FHLMC	AA+	4.50	02/01/44	11,699	11,706
FHLMC	AA+	4.50	05/01/48	912,952	909,892
FHLMC	AA+	4.50	05/01/48	468,782	467,247
FHLMC	AA+	5.00	02/01/26	377	379
FHLMC	AA+	5.00	10/01/40	256,323	261,791
FHLMC	AA+	5.00	04/01/52	6,371,327	6,353,769
FHLMC	AA+	5.00	04/01/52	3,884,387	3,885,188
FHLMC	AA+	5.00	06/01/52	6,616,159	6,610,227
FHLMC	AA+	5.00	08/01/52	4,867,909	4,855,245
FHLMC	AA+	5.00	12/01/52	18,644,160	18,674,151
FHLMC	AA+	5.50	07/01/32	1,792	1,848
FHLMC	AA+	5.50	01/15/33	63,523	64,530
FHLMC	AA+	5.50	05/01/33	650	657
FHLMC	AA+	5.50	06/01/37	11,464	11,908
FHLMC	AA+	6.00	07/15/29	34,510	35,158
FHLMC	AA+	6.50	12/01/52	1,912,999	1,988,715
FHLMC	AA+	6.50	12/01/52	5,919,233	6,174,525
FHLMC ARM	AA+	1.92	10/01/51	12,236,030	10,767,190
FHLMC ARM	AA+	2.91	04/01/37	31,083	30,484
FHLMC Multifamily Structured Pass Through Certificates	AA+	2.92	09/25/24	11,926,187	11,608,875
FHLMC Strip	AA+	3.00	06/15/42	4,380,613	4,107,805
FHLMC Strip	AA+	3.00	01/15/43	722,716	666,770
FHLMC Strip	AA+	3.50	10/15/47	455,414	429,471
FNMA	AA+	1.82	09/01/51	9,955,239	8,766,774
FNMA	AA+	2.00	07/01/36	25,853,299	23,399,727
FNMA	AA+	2.00	10/01/50	4,064,657	3,373,725
FNMA	AA+	2.00	10/01/50	3,404,321	2,830,684

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

FNMA	AA+	2.00	03/01/51	6,421,985	5,390,914
FNMA	AA+	2.00	11/01/51	3,380,636	2,801,236
FNMA	AA+	2.00	03/01/52	5,566,157	4,610,517
FNMA	AA+	2.50	01/01/33	180,226	166,179
FNMA	AA+	2.50	02/01/33	544,230	501,812
FNMA	AA+	2.50	05/01/35	385,866	358,878
FNMA	AA+	2.50	06/01/35	2,958,737	2,752,908
FNMA	AA+	2.50	07/01/35	2,587,489	2,407,566
FNMA	AA+	2.50	07/01/35	895,441	833,121
FNMA	AA+	2.50	09/01/35	3,478,039	3,236,066
FNMA	AA+	2.50	10/01/35	6,751,363	6,331,536
FNMA	AA+	2.50	04/01/42	12,461,883	11,001,893
FNMA	AA+	2.50	05/01/42	5,254,543	4,655,243
FNMA	AA+	2.50	06/01/42	9,042,075	8,010,708
FNMA	AA+	2.50	05/01/43	923,050	795,993
FNMA	AA+	2.50	05/01/46	8,055,220	7,065,343
FNMA	AA+	2.50	06/01/50	4,154,205	3,591,079
FNMA	AA+	2.50	10/01/50	1,661,241	1,446,704
FNMA	AA+	2.50	10/01/50	3,002,038	2,592,752
FNMA	AA+	2.50	10/01/50	842,198	739,836
FNMA	AA+	2.50	11/01/50	1,725,848	1,516,073
FNMA	AA+	2.50	12/01/50	2,500,478	2,193,835
FNMA	AA+	2.50	12/01/50	1,709,764	1,494,534
FNMA	AA+	2.50	12/01/50	1,938,170	1,673,455
FNMA	AA+	2.50	01/01/51	9,231,223	8,068,673
FNMA	AA+	2.50	03/01/51	6,776,740	5,921,832
FNMA	AA+	2.50	03/01/51	6,854,755	6,013,826
FNMA	AA+	2.50	03/01/51	1,616,151	1,400,405
FNMA	AA+	2.50	04/01/51	4,575,833	4,015,196
FNMA	AA+	2.50	04/01/51	2,288,758	1,975,361
FNMA	AA+	2.50	04/01/51	9,932,811	8,582,295
FNMA	AA+	2.50	04/01/51	3,880,163	3,378,444
FNMA	AA+	2.50	05/01/51	1,752,219	1,517,169
FNMA	AA+	2.50	05/01/51	1,714,499	1,497,415
FNMA	AA+	2.50	05/01/51	3,059,588	2,677,784
FNMA	AA+	2.50	05/01/51	3,801,488	3,280,650
FNMA	AA+	2.50	05/01/51	917,272	795,975
FNMA	AA+	2.50	06/01/51	2,068,703	1,785,266
FNMA	AA+	2.50	08/01/51	4,989,815	4,305,337
FNMA	AA+	2.50	08/01/51	2,825,625	2,440,606
FNMA	AA+	2.50	08/01/51	1,311,372	1,137,893
FNMA	AA+	2.50	09/01/51	855,499	740,292
FNMA	AA+	2.50	12/01/51	12,834,802	11,072,470
FNMA	AA+	2.50	04/01/52	5,407,279	4,680,878
FNMA	AA+	2.50	05/01/52	2,010,352	1,738,389
FNMA	AA+	3.00	06/01/33	587,773	553,859
FNMA	AA+	3.00	07/01/33	775,198	730,467
FNMA	AA+	3.00	09/01/33	936,214	882,460
FNMA	AA+	3.00	03/01/36	826,130	774,329
FNMA	AA+	3.00	09/01/40	922,901	862,638
FNMA	AA+	3.00	04/25/42	95,660	94,049
FNMA	AA+	3.00	12/01/42	554,350	511,083
FNMA	AA+	3.00	02/01/43	13,889	12,810
FNMA	AA+	3.00	03/01/43	12,657	11,674
FNMA	AA+	3.00	09/01/43	37,128	34,243
FNMA	AA+	3.00	02/01/45	893,591	824,104
FNMA	AA+	3.00	03/01/45	236,053	213,621

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

FNMA	AA+	3.00	09/01/46	1,615,125	1,483,661
FNMA	AA+	3.00	01/01/47	286,487	259,253
FNMA	AA+	3.00	12/01/47	117,033	106,291
FNMA	AA+	3.00	03/01/48	366,247	334,509
FNMA	AA+	3.00	03/01/50	1,382,702	1,252,913
FNMA	AA+	3.00	03/01/50	8,926,271	8,088,411
FNMA	AA+	3.00	05/01/50	2,430,812	2,198,609
FNMA	AA+	3.00	06/01/50	4,334,502	3,920,505
FNMA	AA+	3.00	08/01/50	2,673,614	2,413,799
FNMA	AA+	3.00	01/01/52	9,617,764	8,640,873
FNMA	AA+	3.50	03/01/32	285,505	280,880
FNMA	AA+	3.50	09/01/32	17,092	16,647
FNMA	AA+	3.50	07/01/34	490,418	477,588
FNMA	AA+	3.50	10/01/34	691,760	673,712
FNMA	AA+	3.50	02/01/35	579,283	564,166
FNMA	AA+	3.50	08/01/38	17,720	16,928
FNMA	AA+	3.50	03/01/41	595,636	568,889
FNMA	AA+	3.50	10/01/41	450,298	424,148
FNMA	AA+	3.50	12/01/41	330,606	312,036
FNMA	AA+	3.50	04/01/42	428,301	401,913
FNMA	AA+	3.50	08/01/42	22,251	21,226
FNMA	AA+	3.50	12/01/42	753,732	707,508
FNMA	AA+	3.50	01/01/43	416,284	394,290
FNMA	AA+	3.50	08/01/43	769,701	730,623
FNMA	AA+	3.50	08/01/43	1,572,396	1,490,626
FNMA	AA+	3.50	10/01/43	211,354	204,120
FNMA	AA+	3.50	08/01/44	1,212,505	1,121,166
FNMA	AA+	3.50	04/01/45	1,484,175	1,391,664
FNMA	AA+	3.50	04/01/45	827,460	783,543
FNMA	AA+	3.50	05/01/45	1,094,628	1,034,143
FNMA	AA+	3.50	10/01/45	1,276,169	1,198,084
FNMA	AA+	3.50	02/01/46	545,808	515,314
FNMA	AA+	3.50	02/01/46	1,769,910	1,671,016
FNMA	AA+	3.50	08/01/46	805,383	760,379
FNMA	AA+	3.50	12/01/46	295,490	277,923
FNMA	AA+	3.50	09/01/47	1,282,240	1,210,596
FNMA	AA+	3.50	11/01/47	5,830,451	5,499,326
FNMA	AA+	3.50	04/01/48	189,632	175,966
FNMA	AA+	3.50	02/01/50	1,669,975	1,567,488
FNMA	AA+	3.50	03/01/50	3,084,959	2,893,383
FNMA	AA+	3.50	06/01/51	7,252,858	6,761,493
FNMA	AA+	3.50	02/01/52	7,422,141	6,904,785
FNMA	AA+	3.50	05/01/52	4,783,033	4,471,120
FNMA	AA+	4.00	01/01/31	18,461	18,024
FNMA	AA+	4.00	03/01/35	146,449	143,824
FNMA	AA+	4.00	06/01/36	306,598	299,317
FNMA	AA+	4.00	10/01/36	314,837	307,361
FNMA	AA+	4.00	10/01/40	379,991	374,065
FNMA	AA+	4.00	11/01/40	6,957	6,809
FNMA	AA+	4.00	01/01/41	26,919	26,345
FNMA	AA+	4.00	05/01/41	194,462	187,616
FNMA	AA+	4.00	05/01/43	2,189,408	2,142,777
FNMA	AA+	4.00	01/01/44	4,360,683	4,267,733
FNMA	AA+	4.00	09/01/45	216,036	209,614
FNMA	AA+	4.00	11/01/45	458,704	450,603
FNMA	AA+	4.00	02/01/47	1,201,632	1,177,341
FNMA	AA+	4.00	11/01/47	522,347	507,540

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

FNMA	AA+	4.00	04/01/48	245,166	238,166
FNMA	AA+	4.00	04/01/49	5,903,318	5,733,773
FNMA	AA+	4.00	03/01/50	3,977,387	3,834,732
FNMA	AA+	4.00	03/01/52	2,150,892	2,074,764
FNMA	AA+	4.00	07/01/52	4,632,230	4,452,430
FNMA	AA+	4.00	07/01/56	2,749,698	2,684,182
FNMA	AA+	4.50	05/01/30	2,669	2,667
FNMA	AA+	4.50	05/01/34	2,146	2,150
FNMA	AA+	4.50	06/01/34	1,966	1,961
FNMA	AA+	4.50	08/01/35	2,082	2,077
FNMA	AA+	4.50	05/01/39	244,387	245,778
FNMA	AA+	4.50	05/01/39	326,270	328,123
FNMA	AA+	4.50	12/01/39	1,415,253	1,419,190
FNMA	AA+	4.50	05/01/40	194,178	187,261
FNMA	AA+	4.50	07/01/40	950,696	928,660
FNMA	AA+	4.50	10/01/40	50,092	50,247
FNMA	AA+	4.50	07/01/42	3,356,511	3,375,573
FNMA	AA+	4.50	03/01/44	403,978	403,379
FNMA	AA+	4.50	04/01/44	739,704	739,329
FNMA	AA+	4.50	11/01/47	841,101	851,871
FNMA	AA+	4.50	11/01/47	1,088,032	1,088,616
FNMA	AA+	4.50	11/01/47	890,334	887,418
FNMA	AA+	4.50	02/01/49	347,465	346,139
FNMA	AA+	4.50	05/01/50	8,245,594	8,167,621
FNMA	AA+	4.56	02/01/53	9,350,928	9,143,061
FNMA	AA+	4.81	09/01/29	5,383,809	5,483,741
FNMA	AA+	5.00	06/01/33	3,047	3,112
FNMA	AA+	5.00	09/01/33	2,439	2,490
FNMA	AA+	5.00	10/01/33	3,614	3,691
FNMA	AA+	5.00	11/01/33	4,465	4,559
FNMA	AA+	5.00	03/01/34	844	862
FNMA	AA+	5.00	04/01/34	1,658	1,680
FNMA	AA+	5.00	04/01/34	678	692
FNMA	AA+	5.00	04/01/35	1,999	2,042
FNMA	AA+	5.00	06/01/35	886	905
FNMA	AA+	5.00	09/01/35	1,292	1,319
FNMA	AA+	5.00	11/25/35	223,386	225,492
FNMA	AA+	5.00	10/01/36	1,658	1,693
FNMA	AA+	5.00	08/01/37	1,495,359	1,527,051
FNMA	AA+	5.00	05/01/39	177,788	180,614
FNMA	AA+	5.00	06/01/40	3,196	3,264
FNMA	AA+	5.00	06/01/52	15,263,613	15,230,970
FNMA	AA+	5.00	10/01/52	2,155,642	2,149,979
FNMA	AA+	5.00	11/01/52	3,331,365	3,330,409
FNMA	AA+	5.50	01/01/24	5,165	5,217
FNMA	AA+	5.50	03/01/24	11,292	11,405
FNMA	AA+	5.50	08/01/25	526	536
FNMA	AA+	5.50	11/01/26	13,073	13,204
FNMA	AA+	5.50	03/01/33	85,525	85,720
FNMA	AA+	5.50	09/01/33	1,489	1,515
FNMA	AA+	5.50	10/01/33	3,719	3,784
FNMA	AA+	5.50	03/01/34	356	360
FNMA	AA+	5.50	03/01/34	1,198	1,239
FNMA	AA+	5.50	07/01/34	2,020	2,055
FNMA	AA+	5.50	09/01/34	2,157	2,179
FNMA	AA+	5.50	09/01/34	621	632
FNMA	AA+	5.50	10/01/34	1,435	1,479

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

FNMA	AA+	5.50	02/01/35	1,805	1,866
FNMA	AA+	5.50	02/01/35	1,834	1,883
FNMA	AA+	5.50	04/01/35	1,885	1,925
FNMA	AA+	5.50	08/01/35	1,868	1,898
FNMA	AA+	5.50	02/25/37	5,847	5,963
FNMA	AA+	5.50	06/01/37	2,251	2,337
FNMA	AA+	5.50	05/01/38	1,570,279	1,620,529
FNMA	AA+	5.50	06/01/48	39,301	40,708
FNMA	AA+	5.50	06/01/52	1,224,863	1,237,935
FNMA	AA+	6.00	03/01/28	33,669	34,368
FNMA	AA+	6.00	05/01/32	54,164	56,312
FNMA	AA+	6.00	04/01/33	99,393	101,472
FNMA	AA+	6.00	05/01/33	2,465	2,516
FNMA	AA+	6.00	09/01/34	835	853
FNMA	AA+	6.00	10/01/34	4,870	4,974
FNMA	AA+	6.00	01/01/37	42,553	44,319
FNMA	AA+	6.00	05/01/37	8,968	9,043
FNMA	AA+	6.00	08/01/37	37,758	39,462
FNMA	AA+	6.00	12/01/37	349	364
FNMA	AA+	6.00	10/25/44	238,357	240,007
FNMA	AA+	6.00	12/25/49	108,194	110,754
FNMA	AA+	6.00	11/01/52	5,601,919	5,753,994
FNMA	AA+	6.50	05/01/32	69,117	71,309
FNMA	AA+	6.50	07/01/34	775	800
FNMA	AA+	6.50	09/01/34	365	378
FNMA	AA+	6.50	09/01/36	8,033	8,227
FNMA	AA+	6.50	05/01/37	76,883	77,547
FNMA	AA+	6.50	07/01/37	4,286	4,430
FNMA	AA+	7.00	04/01/32	244	247
FNMA	AA+	7.50	06/01/31	96	99
FNMA	AA+	7.50	02/01/32	419	436
FNMA	AA+	7.50	06/01/32	18,711	19,957
FNMA	AA+	8.00	04/01/32	14,921	15,039
FNMA Strip	AA+	3.00	08/25/42	493,682	452,830
FRESB Multifamily Mortgage	AA+	2.37	10/25/26	686,882	639,411
FRESB Multifamily Mortgage	AA+	3.61	10/25/28	658,537	637,443
GNMA(3)	AA+	2.00	04/20/32	512,957	463,250
GNMA(3)	AA+	2.00	09/20/50	1,796,385	1,505,930
GNMA(3)	AA+	2.50	12/20/50	5,121,099	4,355,307
GNMA(3)	AA+	2.50	03/20/51	1,967,961	1,673,284
GNMA(3)	AA+	2.50	10/20/51	4,593,417	3,951,019
GNMA(3)	AA+	3.00	07/16/36	1,268,630	1,179,501
GNMA(3)	AA+	3.00	01/15/46	876,544	808,251
GNMA(3)	AA+	3.00	03/15/46	3,524,178	3,249,652
GNMA(3)	AA+	3.00	07/15/46	1,932,819	1,782,215
GNMA(3)	AA+	3.00	02/20/47	1,225,226	1,115,932
GNMA(3)	AA+	3.00	10/20/51	5,902,455	5,258,774
GNMA(3)	AA+	3.50	02/20/42	317,091	294,901
GNMA(3)	AA+	3.50	07/15/42	871,037	846,465
GNMA(3)	AA+	3.50	11/15/42	277,972	269,617
GNMA(3)	AA+	3.50	03/20/45	928,540	852,032
GNMA(3)	AA+	3.50	05/20/45	1,010,651	961,423
GNMA(3)	AA+	3.50	12/20/50	625,932	574,320
GNMA(3)	AA+	3.70	05/15/42	444,524	431,279
GNMA(3)	AA+	4.00	01/20/41	568,350	557,665
GNMA(3)	AA+	4.00	03/15/41	198,004	190,661
GNMA(3)	AA+	4.00	08/15/41	350,588	339,314

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

GNMA(3)	AA+	4.00	11/15/41	298,000	288,450
GNMA(3)	AA+	4.00	12/15/41	540,953	525,162
GNMA(3)	AA+	4.00	01/15/42	27,699	26,808
GNMA(3)	AA+	4.00	08/20/42	256,471	253,233
GNMA(3)	AA+	4.00	09/20/50	436,629	420,308
GNMA(3)	AA+	4.25	04/20/41	330,439	323,376
GNMA(3)	AA+	4.29	04/15/41	11,421	11,372
GNMA(3)	AA+	4.50	06/20/30	15,343	15,410
GNMA(3)	AA+	4.50	09/15/30	168,326	167,051
GNMA(3)	AA+	4.50	04/20/31	6,393	6,368
GNMA(3)	AA+	4.50	06/20/34	97,653	98,877
GNMA(3)	AA+	4.50	09/15/40	399,795	401,623
GNMA(3)	AA+	4.50	10/15/40	458,807	463,346
GNMA(3)	AA+	4.50	10/20/43	12,534	12,476
GNMA(3)	AA+	5.00	06/20/39	394,482	396,040
GNMA(3)	AA+	5.00	05/15/40	43,008	44,267
GNMA(3)	AA+	5.00	06/20/40	24,089	24,239
GNMA(3)	AA+	5.50	01/15/36	5,306	5,416
GNMA(3)	AA+	6.50	04/15/31	5,067	5,215
GNMA(3)	AA+	6.50	10/15/31	180	185
GNMA(3)	AA+	6.50	12/15/31	6,055	6,231
GNMA(3)	AA+	6.50	05/15/32	12,183	12,537
GNMA(3)	AA+	7.00	05/15/31	196	206
GNMA(3)	AA+	7.00	05/15/32	1,270	1,279

					641,193,583

CORPORATE DEBT (20.3%)
COMMUNICATION SERVICES (1.9%)
AT&T, Inc.	BBB	2.75	06/01/31	10,048,000	8,659,626
Comcast Corp.	A-	3.40	04/01/30	9,395,000	8,783,701
T-Mobile USA, Inc.	BBB-	3.38	04/15/29	4,580,000	4,175,528
Verizon Communications, Inc.	BBB+	4.02	12/03/29	5,450,000	5,217,081
Warnermedia Hldgs., Inc.†	BBB-	4.28	03/15/32	4,945,000	4,414,881
Warnermedia Hldgs., Inc.	BBB-	6.41	03/15/26	3,420,000	3,437,267

					34,688,084

CONSUMER DISCRETIONARY (2.0%)
Amazon.com, Inc.	AA	1.20	06/03/27	4,100,000	3,639,897
AutoZone, Inc.	BBB	3.25	04/15/25	7,363,000	7,114,149
AutoZone, Inc.	BBB	3.75	04/18/29	1,795,000	1,683,365
Best Buy Co., Inc.	BBB+	1.95	10/01/30	1,625,000	1,321,761
Brunswick Corp.	BBB-	2.40	08/18/31	7,055,000	5,352,996
General Motors Financial Co., Inc.	BBB	6.05	10/10/25	2,700,000	2,744,089
Harman International Industries, Inc.	A-	4.15	05/15/25	4,970,000	4,887,639
Lowe’s Cos., Inc.	BBB+	4.00	04/15/25	3,270,000	3,225,730
McDonald’s Corp.	BBB+	3.50	07/01/27	4,305,000	4,169,539
Whirlpool Corp.	BBB	3.70	05/01/25	1,960,000	1,916,191

					36,055,356

CONSUMER STAPLES (0.6%)
Bunge Ltd. Finance Corp.	BBB	2.75	05/14/31	4,150,000	3,529,455
Hormel Foods Corp.	A-	1.80	06/11/30	3,600,000	3,006,185
Mead Johnson Nutrition Co.	A-	4.13	11/15/25	1,910,000	1,885,989
Sysco Corp.	BBB	3.75	10/01/25	3,550,000	3,455,472

					11,877,101

ENERGY (0.7%)
Devon Energy Corp.	BBB	5.85	12/15/25	2,450,000	2,489,360
Energy Transfer LP	BBB-	5.55	02/15/28	1,775,000	1,802,433
Kinder Morgan Energy Partners LP	BBB	4.30	05/01/24	4,895,000	4,846,245
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	BBB-	5.50	03/01/30	3,100,000	3,029,413

					12,167,451

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

FINANCIALS (6.8%)
Aflac, Inc.	A-	1.13	03/15/26	4,380,000	3,967,687
Alleghany Corp.	AA	3.63	05/15/30	4,660,000	4,388,574
Allstate Corp.	A-	0.75	12/15/25	1,650,000	1,481,959
American Express Co.	BBB	3.63	12/05/24	4,895,000	4,770,002
Bank of America Corp.	A-	2.97	02/04/33	3,960,000	3,334,483
Bank of America Corp.	A-	3.37	01/23/26	5,160,000	4,962,564
Bank of America Corp.	BBB+	3.95	04/21/25	4,970,000	4,808,683
Block Financial LLC	BBB	5.25	10/01/25	2,985,000	2,967,367
Capital One Financial Corp.	BBB	4.93	05/10/28	3,165,000	3,038,989
Citigroup, Inc.	BBB+	3.79	03/17/33	5,330,000	4,777,318
Citigroup, Inc.	BBB	3.88	03/26/25	4,895,000	4,740,762
Citizens Financial Group, Inc.	BBB	3.75	07/01/24	5,000,000	4,405,300
Fairfax U.S., Inc.†	BBB	4.88	08/13/24	3,475,000	3,408,784
Fifth Third Bancorp	BBB	4.30	01/16/24	4,895,000	4,783,050
Goldman Sachs Group, Inc.	BBB+	2.60	02/07/30	9,000,000	7,723,320
JPMorgan Chase & Co.	A-	1.47	09/22/27	6,245,000	5,507,520
JPMorgan Chase & Co.	BBB+	3.88	09/10/24	4,355,000	4,280,709
JPMorgan Chase & Co.	BBB+	5.72	09/14/33	7,135,000	7,308,800
Kemper Corp.	BBB-	3.80	02/23/32	4,500,000	3,875,194
Kemper Corp.	BBB-	4.35	02/15/25	1,960,000	1,934,207
Lincoln National Corp.	BBB+	4.00	09/01/23	3,915,000	3,900,003
M&T Bank Corp.	BBB+	4.00	07/15/24	2,000,000	1,952,455
Mercury General Corp.	BBB	4.40	03/15/27	3,330,000	3,218,463
Morgan Stanley	A-	2.70	01/22/31	9,000,000	7,750,843
Old Republic International Corp.	BBB+	3.88	08/26/26	4,895,000	4,684,880
Reinsurance Group of America, Inc.	A	4.70	09/15/23	980,000	977,260
Signet UK Finance PLC	BB-	4.70	06/15/24	4,945,000	4,829,386
Stifel Financial Corp.	BBB-	4.25	07/18/24	1,520,000	1,497,415
Synchrony Financial	BBB-	3.70	08/04/26	2,745,000	2,396,344
Voya Financial, Inc.	BBB+	3.65	06/15/26	4,970,000	4,751,745
Wells Fargo & Co.	BBB+	3.53	03/24/28	3,105,000	2,929,537

					125,353,603

HEALTH CARE (2.7%)
AbbVie, Inc.	BBB+	4.25	11/14/28	8,830,000	8,776,577
Amgen, Inc.	BBB+	5.25	03/02/33	2,800,000	2,876,717
Baxter International, Inc.	BBB	2.54	02/01/32	2,697,000	2,195,759
CVS Health Corp.	BBB	3.75	04/01/30	9,660,000	9,036,876
Elevance Health, Inc.	A	2.88	09/15/29	7,245,000	6,576,969
Evernorth Health, Inc.	A-	3.50	06/15/24	1,960,000	1,923,869
Humana, Inc.	BBB+	3.85	10/01/24	2,935,000	2,885,215
Merck & Co., Inc.	A+	2.15	12/10/31	6,450,000	5,460,499
Quest Diagnostics, Inc.	BBB+	3.50	03/30/25	685,000	663,854
Thermo Fisher Scientific, Inc.	A-	2.00	10/15/31	10,046,000	8,373,455

					48,769,790

INDUSTRIALS (0.8%)
Boeing Co.	BBB-	4.88	05/01/25	4,870,000	4,860,684
Deere & Co.	A	2.75	04/15/25	670,000	649,621
Hexcel Corp.	BB+	4.95	08/15/25	3,820,000	3,746,807
Verisk Analytics, Inc.	BBB	4.00	06/15/25	5,895,000	5,754,923

					15,012,035

INFORMATION TECHNOLOGY (2.9%)
Apple, Inc.	AA+	2.05	09/11/26	5,750,000	5,377,235
Applied Materials, Inc.	A	3.90	10/01/25	9,920,000	9,788,447
Arrow Electronics, Inc.	BBB-	4.00	04/01/25	980,000	950,974

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

Intel Corp.	A	5.20	02/10/33	4,670,000	4,756,353
Keysight Technologies, Inc.	BBB	4.55	10/30/24	4,895,000	4,842,986
Mastercard, Inc.	A+	3.30	03/26/27	2,300,000	2,230,617
Motorola Solutions, Inc.	BBB-	4.00	09/01/24	980,000	962,614
Oracle Corp.	BBB	4.90	02/06/33	4,580,000	4,485,959
PayPal Hldgs., Inc.	A-	2.65	10/01/26	9,880,000	9,316,245
QUALCOMM, Inc.	A	4.25	05/20/32	1,785,000	1,785,665
Teledyne Technologies, Inc.	BBB	2.75	04/01/31	10,450,000	8,909,711

					53,406,806

MATERIALS (0.7%)
AptarGroup, Inc.	BBB-	3.60	03/15/32	4,430,000	3,905,867
Eagle Materials, Inc.	BBB	2.50	07/01/31	5,700,000	4,668,313
Sherwin-Williams Co.	BBB	3.95	01/15/26	4,895,000	4,762,302

					13,336,482

REAL ESTATE (0.8%)
Alexandria Real Estate Equities, Inc.	BBB+	4.75	04/15/35	930,000	871,530
Boston Properties LP	BBB+	3.25	01/30/31	6,488,000	5,132,444
Healthpeak OP LLC	BBB+	3.40	02/01/25	3,670,000	3,556,517
Prologis LP	A	1.75	07/01/30	3,906,000	3,170,546
Realty Income Corp.	A-	4.85	03/15/30	1,780,000	1,753,609

					14,484,646

UTILITIES (0.4%)
National Fuel Gas Co.	BBB-	5.20	07/15/25	1,960,000	1,957,946
NextEra Energy Capital Hldgs., Inc.	BBB+	3.55	05/01/27	4,777,000	4,566,185
Southern Co.	BBB	3.25	07/01/26	50,000	47,674

					6,571,805

TOTAL CORPORATE DEBT					371,723,159

SOVEREIGN DEBT (0.1%)
Sri Lanka AID	NR	6.59	09/15/28	1,650,980	1,723,756	††

TOTAL LONG-TERM DEBT SECURITIES (Cost: $2,013,707,300) 99.0%					1,815,918,675

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.0%) (2)
Citibank, New York Time Deposit		4.08	04/03/23	211,482	211,482

TOTAL TEMPORARY CASH INVESTMENT (Cost: $211,482) 0.0% (2)					211,482

TOTAL INVESTMENTS (Cost: $2,013,918,782) 99.0%					1,816,130,157

OTHER NET ASSETS 1.0%					17,510,214

NET ASSETS 100.0%					$1,833,640,371

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - CONSERVATIVE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (26.5%)	3,452,125	43,220,607
Equity Index Fund (25.5%)	794,661	41,695,884
International Fund (6.0%)	1,271,021	9,875,837
Mid-Cap Equity Index Fund (5.9%)	490,236	9,623,337
Mid-Term Bond Fund (36.1%)	6,129,470	58,904,210

TOTAL INVESTMENTS (Cost: $173,400,238) 100.0%		163,319,875

OTHER NET ASSETS -0.0% (2)		(8,083)

NET ASSETS 100.0%		$163,311,792

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - MODERATE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (22.4%)	7,124,610	89,200,117
Equity Index Fund (35.6%)	2,706,041	141,985,971
International Fund (10.7%)	5,492,992	42,680,547
Mid-Cap Equity Index Fund (15.9%)	3,226,852	63,343,102
Mid-Term Bond Fund (15.4%)	6,398,804	61,492,505

TOTAL INVESTMENTS (Cost: $399,423,453) 100.0%		398,702,242

OTHER NET ASSETS -0.0% (2)		(12,678)

NET ASSETS 100.0%		$398,689,564

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - AGGRESSIVE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (18.7%)	4,836,337	60,550,938
Equity Index Fund (35.7%)	2,202,415	115,560,718
International Fund (15.6%)	6,480,696	50,355,012
Mid-Cap Equity Index Fund (20.9%)	3,444,847	67,622,351
Small Cap Growth Fund (4.0%)	1,101,430	12,963,835
Small Cap Value Fund (5.1%)	1,235,897	16,449,787

TOTAL INVESTMENTS (Cost: $320,542,380) 100.0%		323,502,641

OTHER NET ASSETS -0.0% (2)		(14,171)

NET ASSETS 100.0%		$323,488,470

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - RETIREMENT INCOME FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (32.0%)	5,324,382	66,661,264
Equity Index Fund (21.3%)	846,153	44,397,645
International Fund (3.0%)	809,235	6,287,752
Mid-Cap Equity Index Fund (5.1%)	541,241	10,624,567
Mid-Term Bond Fund (32.1%)	6,952,082	66,809,512
Money Market Fund (6.5%)	1,129,174	13,415,721

TOTAL INVESTMENTS (Cost: $224,065,340) 100.0%		208,196,461

OTHER NET ASSETS -0.0% (2)		(32,714)

NET ASSETS 100.0%		$208,163,747

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2015 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (30.6%)	2,757,107	34,518,979
Equity Index Fund (23.5%)	504,742	26,483,806
International Fund (5.3%)	763,743	5,934,285
Mid-Cap Equity Index Fund (6.0%)	343,056	6,734,196
Mid-Term Bond Fund (29.4%)	3,445,527	33,111,517
Money Market Fund (5.2%)	493,516	5,863,469

TOTAL INVESTMENTS (Cost: $119,914,189) 100.0%		112,646,252

OTHER NET ASSETS -0.0% (2)		(12,406)

NET ASSETS 100.0%		$112,633,846

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2020 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (29.3%)	11,694,859	146,419,639
Equity Index Fund (25.2%)	2,405,253	126,203,634
International Fund (8.2%)	5,301,388	41,191,787
Mid-Cap Equity Index Fund (7.5%)	1,926,249	37,812,263
Mid-Term Bond Fund (22.3%)	11,597,214	111,449,226
Money Market Fund (4.5%)	1,881,003	22,348,200
Small Cap Growth Fund (1.5%)	637,895	7,508,026
Small Cap Value Fund (1.5%)	562,838	7,491,380

TOTAL INVESTMENTS (Cost: $528,294,311) 100.0%		500,424,155

OTHER NET ASSETS -0.0% (2)		(63,669)

NET ASSETS 100.0%		$500,360,486

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2025 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (27.9%)	24,125,176	302,047,202
Equity Index Fund (30.4%)	6,284,069	329,725,100
International Fund (10.8%)	15,075,530	117,136,867
Mid-Cap Equity Index Fund (8.3%)	4,604,540	90,387,111
Mid-Term Bond Fund (15.7%)	17,667,577	169,785,412
Money Market Fund (3.4%)	3,059,947	36,355,236
Small Cap Equity Index Fund (0.8%)	976,004	9,086,597
Small Cap Growth Fund (1.0%)	934,562	10,999,797
Small Cap Value Fund (1.7%)	1,382,817	18,405,294

TOTAL INVESTMENTS (Cost: $1,129,812,585) 100.0%		1,083,928,616

OTHER NET ASSETS -0.0% (2)		(134,384)

NET ASSETS 100.0%		$1,083,794,232

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2030 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (21.8%)	20,544,952	257,222,799
Equity Index Fund (35.7%)	8,032,237	421,451,449
International Fund (13.1%)	19,931,266	154,865,939
Mid-Cap Equity Index Fund (10.4%)	6,245,282	122,594,886
Mid-Term Bond Fund (11.6%)	14,171,283	136,186,031
Money Market Fund (3.3%)	3,274,163	38,900,333
Small Cap Equity Index Fund (1.2%)	1,542,597	14,361,576
Small Cap Growth Fund (1.2%)	1,181,263	13,903,469
Small Cap Value Fund (1.7%)	1,487,079	19,793,021

TOTAL INVESTMENTS (Cost: $1,202,335,118) 100.0%		1,179,279,503

OTHER NET ASSETS -0.0% (2)		(97,540)

NET ASSETS 100.0%		$1,179,181,963

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2035 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (17.8%)	15,341,645	192,077,398
Equity Index Fund (40.3%)	8,304,444	435,734,170
International Fund (15.9%)	22,161,237	172,192,809
Mid-Cap Equity Index Fund (13.1%)	7,194,970	141,237,252
Mid-Term Bond Fund (5.0%)	5,673,982	54,526,965
Money Market Fund (2.7%)	2,436,865	28,952,393
Small Cap Equity Index Fund (2.4%)	2,788,447	25,960,444
Small Cap Growth Fund (1.6%)	1,443,665	16,991,942
Small Cap Value Fund (1.2%)	989,732	13,173,331

TOTAL INVESTMENTS (Cost: $1,097,693,509) 100.0%		1,080,846,704

OTHER NET ASSETS -0.0% (2)		(87,828)

NET ASSETS 100.0%		$1,080,758,876

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2040 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (14.5%)	10,465,073	131,022,716
Equity Index Fund (44.6%)	7,698,283	403,928,914
International Fund (18.0%)	20,912,468	162,489,875
Mid-Cap Equity Index Fund (14.1%)	6,482,585	127,253,140
Money Market Fund (2.3%)	1,728,977	20,541,975
Small Cap Equity Index Fund (1.9%)	1,900,251	17,691,341
Small Cap Growth Fund (2.2%)	1,726,926	20,325,916
Small Cap Value Fund (2.4%)	1,608,809	21,413,242

TOTAL INVESTMENTS (Cost: $911,656,636) 100.0%		904,667,119

OTHER NET ASSETS -0.0% (2)		(75,288)

NET ASSETS 100.0%		$904,591,831

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2045 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (10.5%)	7,830,434	98,037,029
Equity Index Fund (47.5%)	8,430,760	442,361,994
International Fund (19.2%)	23,028,110	178,928,415
Mid-Cap Equity Index Fund (14.0%)	6,618,024	129,911,816
Money Market Fund (2.0%)	1,543,780	18,341,651
Small Cap Equity Index Fund (2.4%)	2,373,264	22,095,092
Small Cap Growth Fund (2.4%)	1,909,950	22,480,116
Small Cap Value Fund (2.0%)	1,402,373	18,665,586

TOTAL INVESTMENTS (Cost: $936,906,578) 100.0%		930,821,699

OTHER NET ASSETS -0.0% (2)		(111,186)

NET ASSETS 100.0%		$930,710,513

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2050 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (9.1%)	5,182,692	64,887,305
Equity Index Fund (48.8%)	6,617,151	347,201,891
International Fund (19.9%)	18,224,564	141,604,862
Mid-Cap Equity Index Fund (13.7%)	4,976,479	97,688,288
Money Market Fund (0.9%)	518,357	6,158,597
Small Cap Equity Index Fund (3.3%)	2,554,392	23,781,387
Small Cap Growth Fund (2.2%)	1,339,743	15,768,776
Small Cap Value Fund (2.1%)	1,098,679	14,623,418

TOTAL INVESTMENTS (Cost: $722,712,153) 100.0%		711,714,524

OTHER NET ASSETS -0.0% (2)		(61,931)

NET ASSETS 100.0%		$711,652,593

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2055 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (7.6%)	2,253,553	28,214,483
Equity Index Fund (46.4%)	3,268,304	171,487,899
International Fund (20.9%)	9,930,346	77,158,788
Mid-Cap Equity Index Fund (14.5%)	2,723,934	53,470,829
Money Market Fund (1.5%)	476,863	5,665,603
Small Cap Equity Index Fund (2.5%)	994,925	9,262,748
Small Cap Growth Fund (3.4%)	1,059,285	12,467,790
Small Cap Value Fund (3.2%)	882,194	11,742,008

TOTAL INVESTMENTS (Cost: $385,284,933) 100.0%		369,470,148

OTHER NET ASSETS -0.0% (2)		(32,368)

NET ASSETS 100.0%		$369,437,780

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2060 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (6.0%)	835,514	10,460,638
Equity Index Fund (47.0%)	1,570,461	82,402,089
International Fund (21.8%)	4,922,944	38,251,273
Mid-Cap Equity Index Fund (14.8%)	1,320,213	25,915,784
Money Market Fund (1.1%)	166,167	1,974,227
Small Cap Equity Index Fund (3.3%)	624,385	5,813,023
Small Cap Growth Fund (3.1%)	453,737	5,340,484
Small Cap Value Fund (2.9%)	386,661	5,146,460

TOTAL INVESTMENTS (Cost: $186,781,876) 100.0%		175,303,978

OTHER NET ASSETS -0.0% (2)		(18,398)

NET ASSETS 100.0%		$175,285,580

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2065 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (4.1%)	138,362	1,732,297
Equity Index Fund (46.7%)	371,209	19,477,321
International Fund (23.0%)	1,233,355	9,583,165
Mid-Cap Equity Index Fund (14.9%)	317,279	6,228,178
Money Market Fund (1.0%)	33,873	402,450
Small Cap Equity Index Fund (3.6%)	161,240	1,501,144
Small Cap Growth Fund (3.2%)	112,711	1,326,604
Small Cap Value Fund (3.5%)	109,657	1,459,530

TOTAL INVESTMENTS (Cost: $44,138,458) 100.0%		41,710,689

OTHER NET ASSETS 0.0% (2)		2,781

NET ASSETS 100.0%		$41,713,470

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION

FOOTNOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

Abbreviations:	ARM = Adjustable Rate Mortgage
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
FRESB = Federal Home Loan Mortgage Corporation Multifamily Securitization Small Loan Balance
GNMA = Government National Mortgage Association
NR = Not Rated

* Non-income producing security.

** Ratings as per Standard & Poor’s Corporation (unaudited).

† Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2023, the aggregate values of these securities and their percentages of the respective Funds’ net assets were as follows:

Fund	Aggregate Market Value	Percentage of Net Assets
EQUITY INDEX FUND	$3,499,096	0.1%
SMALL CAP GROWTH FUND	$2,499,354	0.5%
MID CAP VALUE FUND	$1,999,483	1.8%
MID-CAP EQUITY INDEX FUND	$2,999,225	0.2%
COMPOSITE FUND	$4,404,906	2.4%
INTERNATIONAL FUND	$9,761,574	0.8%
MID-TERM BOND FUND	$6,504,854	0.7%
BOND FUND	$7,823,665	0.4%

†† Level 3 Security.

(1)

This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts. Information on futures contracts outstanding in the Funds as of March 31, 2023, was as follows:

Fund	Number of Contracts	Contract Type	Purchased (P) or Sold (S)	Expiration Date	Underlying Face Amount at Value	Unrealized Gain(Loss)(a)	Face Value of Futures as a % of Total Investments

EQUITY INDEX FUND	336	E-mini S&P 500 Stock Index	P	June 2023	$69,514,200	$3,102,230	1.5%

ALL AMERICA FUND	12	E-mini S&P 500 Stock Index	P	June 2023	$2,482,650	$104,888	0.9%
MID-CAP EQUITY INDEX FUND	87	E-mini S&P MidCap 400 Stock Index	P	June 2023	$22,008,390	$569,117	1.3%
INTERNATIONAL FUND	306	MSCI EAFE Index	P	June 2023	$32,076,450	$2,113,640	2.5%

(a)

Includes the cumulative appreciation(depreciation) of futures contracts, which is included in Total Distributable Earnings (Loss) in the Components of Net Assets section of the Statements of Assets and Liabilities. The Receivable or Payable for Daily Variation on Futures Contracts in the Statements of Assets and Liabilities only includes the current day’s variation margin payable or receivable.

(2)	Percentage is less than 0.05%.
(3)	U.S. Government guaranteed security.

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

Fair Value — The Investment Company values its investments at fair value. Fair value is an estimate of the price the Fund would receive upon selling a security in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities.
•	Level 2 — other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

As of March 31, 2023, management determined that the fair value inputs for all equity securities were considered Level 1, with the exception of four securities in the Small Cap Equity Index and Catholic Values Index Funds (see Note a below) which were considered Level 3 and securities listed on foreign exchanges which were considered Level 2. In addition, non-registered securities under Rule 144A of the Securities Act of 1933 were considered Level 2. Furthermore, certain Rule 144A securities not actively traded are considered Level 3; however, there were no such 144A securities as of March 31, 2023. Fair value inputs for all debt securities and temporary cash investments were considered Level 2, with the exception of one security in the Bond Fund (see Note a below) which was considered as Level 3. Valuation adjustments may be applied to certain securities that were solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the New York Stock Exchange. Securities using these valuation adjustments were considered Level 2. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments and other financial instruments as of March 31, 2023:

Fund	Level 1 – Quoted Prices	Level 2 – Significiant Observable Inputs	Level 3 – Significiant Unobservable Inputs		Total
Investments at Fair Value:*
Equity Index Fund
Common Stock - Indexed	$4,576,418,841	-	-		$4,576,418,841
Short-Term Debt Securities	-	$65,237,946	-		$65,237,946
Temporary Cash Investment	-	$83,233	-		$83,233

	$4,576,418,841	$65,321,179	-		$4,641,740,020

All America Fund
Common Stock	$281,045,474	-	-		$281,045,474
Short-Term Debt Securities	-	$4,746,317	-		$4,746,317
Temporary Cash Investment	-	$1,997,745	-		$1,997,745

	$281,045,474	$6,744,062	-		$287,789,536

Small Cap Value Fund
Common Stock	$373,820,419	-	-		$373,820,419
Short-Term Debt Securities	-	$14,574,719	-		$14,574,719
Temporary Cash Investment	-	$33,294	-		$33,294

	$373,820,419	$14,608,013	-		$388,428,432

Small Cap Growth Fund
Common Stock	$437,064,035	-	-		$437,064,035
Short-Term Debt Securities	-	$9,185,731	-		$9,185,731
Temporary Cash Investment	-	$61,658	-		$61,658

	$437,064,035	$9,247,389	-		$446,311,424

Small Cap Equity Index Fund
Common Stock - Indexed	$184,547,322	-	-	(a)	$184,547,322
Temporary Cash Investment	-	$248,916	-		$248,916

	$184,547,322	$248,916	-		$184,796,238

Mid Cap Value Fund
Common Stock	$109,381,380	-	-		$109,381,380
Short-Term Debt Securities	-	$1,999,483	-		$1,999,483
Temporary Cash Investment	-	$207,007	-		$207,007

	$109,381,380	$2,206,490	-		$111,587,870

Mid-Cap Equity Index Fund
Common Stock - Indexed	$1,614,885,202	-	-		$1,614,885,202
Short-Term Debt Securities	-	$18,700,942	-		$18,700,942
Temporary Cash Investment	-	$877,040	-		$877,040

	$1,614,885,202	$19,577,982	-		$1,634,463,184

Composite Fund
Common Stock	$110,115,650	-	-		$110,115,650
U.S. Government Debt	-	$29,786,356	-		$29,786,356
U.S. Government Agency Residential Mortgage-Backed Obligations	-	$22,692,194	-		$22,692,194
Long-Term Corporate Debt	-	$13,214,885	-		$13,214,885
Short-Term Debt Securities	-	$3,998,967	-		$3,998,967
Temporary Cash Investment	-	$25,276	-		$25,276

	$110,115,650	$69,717,678	-		$179,833,328

International Fund
Common Stock	$116,197,599	$1,114,760,765	-		$1,230,958,364
Short-Term Debt Securities	-	$5,976,677	-		$5,976,677
Temporary Cash Investment	-	$53,597,705	-		$53,597,705

	$116,197,599	$1,174,335,147	-		$1,290,532,746

Catholic Values Index Fund
Common Stock - Indexed	$4,692,405	-	-	(a)	$4,692,405

Retirement Income Fund
Common Stock	$208,196,461	-	-		$208,196,461

2015 Retirement Fund
Common Stock	$112,646,252	-	-		$112,646,252

2020 Retirement Fund
Common Stock	$500,424,155	-	-		$500,424,155

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

2025 Retirement Fund
Common Stock	$1,083,928,616	-	-	$1,083,928,616

2030 Retirement Fund
Common Stock	$1,179,279,503	-	-	$1,179,279,503

2035 Retirement Fund
Common Stock	$1,080,846,704	-	-	$1,080,846,704

2040 Retirement Fund
Common Stock	$904,667,119	-	-	$904,667,119

2045 Retirement Fund
Common Stock	$930,821,699	-	-	$930,821,699

2050 Retirement Fund
Common Stock	$711,714,524	-	-	$711,714,524

2055 Retirement Fund
Common Stock	$369,470,148	-	-	$369,470,148

2060 Retirement Fund
Common Stock	$175,303,978	-	-	$175,303,978

2065 Retirement Fund
Common Stock	$41,710,689	-	-	$41,710,689

Conservative Allocation Fund
Common Stock	$163,319,875	-	-	$163,319,875

Moderate Allocation Fund
Common Stock	$398,702,242	-	-	$398,702,242

Aggressive Allocation Fund
Common Stock	$323,502,641	-	-	$323,502,641

Mid-Term Bond Fund
U.S. Government Debt	-	$657,606,411	-	$657,606,411
Long-Term Corporate Debt	-	$209,806,190	-	$209,806,190
Temporary Cash Investment	-	$57,279	-	$57,279

	-	$867,469,880	-	$867,469,880

Bond Fund
U.S. Government Debt	-	$801,278,177	-	$801,278,177
U.S. Government Agency Residential Mortgage-Backed Obligations	-	$641,193,583	-	$641,193,583
Long-Term Corporate Debt	-	$371,723,159	-	$371,723,159
Sovereign Debt	-	-	$1,723,756(a)	$1,723,756
Temporary Cash Investment	-	$211,482	-	$211,482

	-	$1,814,406,401	$1,723,756	$1,816,130,157

Other Financial Instruments:**
Equity Index Fund	$3,102,230	-	-	$3,102,230
All America Fund	$104,888	-	-	$104,888
Mid-Cap Equity Index Fund	$569,117	-	-	$569,117
International Fund	$2,113,640	-	-	$2,113,640

*	See Portfolios of Investments for more details on industry or country classifications, as applicable.
**	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.
(a)

Includes securities fair valued using methods determined in good faith by the Adviser and reviewed by the Investment Company Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

Fair Value Measurement Using Significant Unobservable Inputs (Level 3) for the Three Months Ended March 31, 2023
	Balance December 31, 2022(a)		Change in Unrealized Gains (Losses)	Change in Realized Gains (Losses)	Accrued Discounts/ Premiums	Transfers Into Level 3	Transfers Out of Level 3	Purchases	Sales	Balance March 31, 2023(a)		Net Change in Unrealized Gains/(Losses) of Level 3 Assets Held as of March 31, 2023
Small Cap Equity Index Fund - Common Stock	-(b),(c	)	-	-	-	-	-	-	-	-(b),(c	)	-
Bond Fund - Sovereign Debt	$1,825,522(d	)	$(244,042)	-	$265,099	-	-	-	$(122,823)	$1,723,756(d	)	$(244,042)
Catholic Values Index Fund - Common Stock	-(e	)	-	-	-	-	-	-	-	-(e	)	-

(a)

Includes securities fair valued using methods determined in good faith by the Adviser and reviewed by the Investment Company Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

(b)	Level 3 security, Contra Progenics Pharmaceuticals, Inc.—contingent value rights with $0 fair value.
(c)	Level 3 securities, OmniAB, Inc. Cl CR3 and OmniAB, Inc. Cl CR4—common stocks with $0 fair value.
(d)	Level 3 security, Sri Lanka AID, with change in unrealized loss of $(244,042), accrued discounts of $265,099, sales of $(122,823) and $1,723,756 fair value.
(e)	Level 3 security, Contra ABIOMED, Inc.—contingent value rights with $0 fair value.

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

Security Valuation — Investment securities are carried at fair value as follows:

The Funds’ investments are fair valued as of the close of trading on the New York Stock Exchange (“Exchange”) on each day the Exchange is open for trading. The Exchange usually closes at 4:00 pm Eastern Time but sometimes closes earlier. For Funds that invest in securities listed on foreign exchanges, the value of the securities may change on days when there is no possibility to purchase or redeem shares of the Funds. The Board of Directors of the Investment Company (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to the Adviser. Pursuant to the Board’s delegation, the Adviser has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Assumptions utilized by the valuation committee vary depending on the investment being fair-valued and the technique deemed most appropriate to the nature of the investment and how a market participant would fair value the investment. Such techniques involve utilizing market observable spreads for fixed income securities, discounted cash flow models and weighting of company specific events and circumstances as inputs into fair value estimates. A record of the Valuation Committee’s actions is subject to the Board’s review, approval and ratification at its next regularly scheduled quarterly meeting. For fiscal reporting year-end, securities were fair valued at the close of the last business day.

Exchange-traded equity securities are valued at the last reported sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates fair value for such securities.

Debt securities, including short-term debt securities maturing in excess of 60 days, are valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporate both models (which consider factors such as yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds and trading characteristics) and dealer-supplied valuations to derive a valuation.

Temporary cash investments are amounts on deposit with financial institutions that are swept daily into an overnight investment and returned the next business day. Cash equivalents such as short-term temporary cash investments are valued at amortized cost.

In the rare instance when a price is not available from an independent pricing source or when prices may not reflect fair value, such as when the price provided by the pricing source is not based on a recent trade, a calculated fair value is used, as determined in good faith by the Adviser and reviewed by a Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

Mutual of America Capital Management LLC (“the Adviser”) uses a market approach to calculate fair value for equity securities which are categorized as Level 3. The Adviser’s valuation is primarily based on information regarding the specific equity issuer, such as the last trade price, financial statements, the relationship of per-share book value to the last trade price, operating information and any corporate actions, such as dividends or returns of capital, that may have occurred since the last trade. The Adviser also considers industry-specific conditions and overall market conditions, to determine whether the last trade price reflects fair value or needs to be adjusted. Generally, absent any significant contrary indications, the last trade price will be used as the calculated fair value.

The Retirement Funds and the Allocation Funds value their investments in the underlying Funds of the Investment Company at their respective net asset values.

Investment Transactions — Investment transactions are accounted for as of the trade date. Realized gains and losses on the sale of short and long-term debt securities are computed on the basis of amortized cost at the time of sale. Realized gains and losses on the sale of equity securities are based on the identified cost basis of the security, determined on the first-in, first-out (“FIFO”) basis.

Futures Contracts — The Equity Index Fund, Mid-Cap Equity Index Fund and a portion of the All America Fund each maintain indexed asset portfolios which are subject to equity price risk. In order to remain more fully invested in the equity markets while minimizing transaction costs, the funds purchase stock index futures contracts. These purchases of futures contracts allow the funds to invest available cash to attempt to efficiently and cost effectively keep the funds fully invested on a daily basis in an attempt to minimize deviation from the performance of the indices. An initial cash margin deposit (represented by cash or Treasury bills) is made upon entering into a futures contract and serves as collateral for the contract. This initial margin, maintained in a segregated account, is equal to approximately 5%-6% of the contract amount, and does not involve the borrowing of funds to finance the transaction. During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized appreciation or depreciation by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each trading day. The accumulated unrealized appreciation or depreciation on the contract is included in Total Distributable Earnings (Loss) of Investments and Futures Contracts in the Components of Net Assets section of the Statements of Assets and Liabilities. Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized appreciation or depreciation are incurred, variation margin payments are received or made daily. The net change in unrealized appreciation or depreciation of futures contracts is recorded in the Statements of Operations. When the contract is closed, a realized gain or loss from futures transactions is recorded in the Statements of Operations, equal to the net variation margin received or paid over the period the contract was outstanding.

The “Underlying Face Amount at Value” (appearing in the “Footnotes to Summary Portfolios of Investments in Securities”) representing the aggregate of outstanding contractual amounts under futures contracts reflects the extent of a Fund’s exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The following table presents the financial statement impacts resulting from the funds’ use of futures contracts at their fair values as of March 31, 2023 and for the three months ended March 31, 2023:

					Mid-Cap
Derivatives not accounted	Risk	Locations on Statements of	Equity Index	All America	Equity Index	International
for as hedging instruments	Type	Assets and Liabilities	Fund	Fund	Fund	Fund
Futures Contracts	Equity	Total Distributable Earnings (Loss)	$3,102,230	$104,888	$569,117	$2,113,640

					Mid-Cap
Derivatives not accounted	Risk	Locations on Statements of	Equity Index	All America	Equity Index	International
for as hedging instruments	Type	Operations	Fund	Fund	Fund	Fund
Futures Contracts	Equity	Net realized gain (loss) on Futures contracts	$(2,034,633)	$(61,288)	$(1,476,210)	$(947,490)

Futures Contracts	Equity	Change in net unrealized appreciation (depreciation) of Futures contracts	$5,707,265	$239,921	$909,357	$3,270,400

Warrants — A warrant is an option to purchase common stock of an issuer and is issued in conjunction with another security, such as a debt obligation. A warrant specifies the price at which the holder may purchase shares of common stock and usually expires after a period of time. A warrant holder generally may pay cash for the common stock to be purchased or may surrender the principal amount of the related debt security the warrant holder owns equal to the purchase price for the stock.

The common stock underlying a warrant may not increase in value after the date the warrant was issued, or may not increase up to the warrant exercise price. In this case, the warrant generally would have little value and could expire unexercised.

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

Investments in affiliated investment companies during the three months ended March 31, 2023 were as follows:

Affiliated Investment Company	Value as of December 31, 2022	Purchases	Realized Gain (Loss) on Investment Securities	Change in Unrealized Appreciation (Depreciation) of Investment Securities	Sales	Value as of March 31, 2023	Dividends
Retirement Income Fund
Bond Fund	$65,583,783	$3,330,578	$(1,092,600)	$2,776,439	$(3,936,936)	$66,661,264	$273,916
Equity Index Fund	41,768,688	1,746,663	116,646	2,980,963	(2,215,315)	44,397,645	-
International Fund	5,974,874	436,666	(52,063)	482,105	(553,830)	6,287,752	-
Mid-Cap Equity Index Fund	10,358,234	436,666	(11,240)	394,736	(553,829)	10,624,567	-
Mid-Term Bond Fund	66,053,918	2,805,996	(379,725)	1,652,296	(3,322,973)	66,809,512	186,000
Money Market Fund	13,386,119	525,786	1,255	56,389	(553,828)	13,415,721	89,121

Total	$203,125,616	$9,282,355	$(1,417,727)	$8,342,928	$(11,136,711)	$208,196,461	$549,037

2015 Retirement Fund
Bond Fund	$35,035,999	$878,292	$(297,402)	$1,183,753	$(2,281,663)	$34,518,979	$143,455
Equity Index Fund	25,589,174	482,892	(448,186)	2,329,486	(1,469,560)	26,483,806	-
International Fund	5,733,139	104,976	199,693	215,946	(319,469)	5,934,285	-
Mid-Cap Equity Index Fund	6,693,369	104,977	(57,686)	313,004	(319,468)	6,734,196	-
Mid-Term Bond Fund	33,541,504	659,839	(162,037)	797,344	(1,725,133)	33,111,517	92,966
Money Market Fund	6,012,980	144,332	700	24,924	(319,467)	5,863,469	39,357

Total	$112,606,165	$2,375,308	$(764,918)	$4,864,457	$(6,434,760)	$112,646,252	$275,778

2020 Retirement Fund
Bond Fund	$157,359,812	$2,874,202	$(2,356,254)	$6,365,569	$(17,823,690)	$146,419,639	$608,823
Equity Index Fund	123,260,315	1,618,128	1,981,074	7,010,025	(7,665,908)	126,203,634	-
International Fund	39,996,398	453,076	49,556	2,839,211	(2,146,454)	41,191,787	-
Mid-Cap Equity Index Fund	38,046,631	453,076	(463,406)	1,922,416	(2,146,454)	37,812,263	-
Mid-Term Bond Fund	113,599,850	1,542,376	(666,963)	2,800,055	(5,826,092)	111,449,226	312,598
Money Market Fund	16,326,890	7,474,064	3,060	77,367	(1,533,181)	22,348,200	150,439
Small Cap Growth Fund	7,253,534	64,725	(50,623)	547,026	(306,636)	7,508,026	-
Small Cap Value Fund	7,800,697	64,725	(75,127)	7,721	(306,636)	7,491,380	-

Total	$503,644,127	$14,544,372	$(1,578,683)	$21,569,390	$(37,755,051)	$500,424,155	$1,071,860

2025 Retirement Fund
Bond Fund	$305,931,790	$8,723,170	$(3,465,061)	$11,255,715	$(20,398,412)	$302,047,202	$1,239,605
Equity Index Fund	312,933,990	7,015,844	4,604,233	18,527,288	(13,356,255)	329,725,100	-
International Fund	111,169,617	2,338,614	113,232	7,967,487	(4,452,083)	117,136,867	-
Mid-Cap Equity Index Fund	88,694,463	1,870,892	(497,216)	3,880,639	(3,561,667)	90,387,111	-
Mid-Term Bond Fund	169,063,789	3,746,133	(513,505)	3,721,914	(6,232,919)	169,785,412	472,072
Money Market Fund	30,605,943	6,943,058	1,472	140,388	(1,335,625)	36,355,236	241,475
Small Cap Equity Index Fund	9,063,997	233,862	(21,763)	255,709	(445,208)	9,086,597	-
Small Cap Growth Fund	10,491,148	233,861	(100,248)	820,244	(445,208)	10,999,797	-
Small Cap Value Fund	18,791,767	233,861	(89,428)	(85,698)	(445,208)	18,405,294	-

Total	$1,056,746,504	$31,339,295	$31,716	$46,483,686	$(50,672,585)	$1,083,928,616	$1,953,152

2030 Retirement Fund
Bond Fund	$258,263,162	$8,815,932	$(2,668,260)	$9,296,656	$(16,484,691)	$257,222,799	$1,043,786
Equity Index Fund	392,901,725	10,462,501	4,343,524	24,890,404	(11,146,705)	421,451,449	-
International Fund	144,551,474	3,587,143	168,582	10,380,467	(3,821,727)	154,865,939	-
Mid-Cap Equity Index Fund	118,316,092	2,989,286	(430,805)	4,905,086	(3,184,773)	122,594,886	-
Mid-Term Bond Fund	133,456,972	3,364,605	(295,935)	2,845,162	(3,184,773)	136,186,031	375,319
Money Market Fund	30,556,435	9,152,884	907	145,537	(955,430)	38,900,333	256,099
Small Cap Equity Index Fund	14,050,242	597,857	(230,756)	581,187	(636,954)	14,361,576	-
Small Cap Growth Fund	13,028,090	298,929	(92,973)	987,901	(318,478)	13,903,469	-
Small Cap Value Fund	20,007,052	298,928	(33,888)	(160,595)	(318,476)	19,793,021	-

Total	$1,125,131,244	$39,568,065	$760,396	$53,871,805	$(40,052,007)	$1,179,279,503	$1,675,204

2035 Retirement Fund
Bond Fund	$190,273,160	$7,203,852	$(1,693,370)	$6,568,154	$(10,274,398)	$192,077,398	$777,009
Equity Index Fund	404,897,215	12,853,683	3,855,697	26,295,466	(12,167,891)	435,734,170	-
International Fund	160,234,469	4,820,131	(377,589)	12,078,756	(4,562,958)	172,192,809	-
Mid-Cap Equity Index Fund	135,881,675	4,177,447	(829,967)	5,962,660	(3,954,563)	141,237,252	-
Mid-Term Bond Fund	53,289,115	1,435,308	(28,733)	1,048,062	(1,216,787)	54,526,965	149,940
Money Market Fund	20,607,650	9,153,895	2,298	101,142	(912,592)	28,952,393	189,869
Small Cap Equity Index Fund	25,278,501	964,026	129,184	501,324	(912,591)	25,960,444	-
Small Cap Growth Fund	17,809,192	321,342	(543,353)	1,708,958	(2,304,197)	16,991,942	-
Small Cap Value Fund	15,241,235	321,342	478,396	(563,445)	(2,304,197)	13,173,331	-

Total	$1,023,512,212	$41,251,026	$992,563	$53,701,077	$(38,610,174)	$1,080,846,704	$1,116,818

2040 Retirement Fund
Bond Fund	$130,963,188	$5,012,396	$(1,307,529)	$4,696,228	$(8,341,567)	$131,022,716	$528,150
Equity Index Fund	368,558,087	16,331,671	2,731,621	25,048,144	(8,740,609)	403,928,914	-
International Fund	150,043,314	5,044,775	(198,691)	11,176,181	(3,575,704)	162,489,875	-
Mid-Cap Equity Index Fund	121,542,874	3,923,714	(657,335)	5,224,990	(2,781,103)	127,253,140	-
Money Market Fund	15,169,311	5,695,020	1,029	73,915	(397,300)	20,541,975	134,489
Small Cap Equity Index Fund	17,105,826	560,530	31,286	390,999	(397,300)	17,691,341	-
Small Cap Growth Fund	20,793,921	560,530	(541,026)	1,909,792	(2,397,301)	20,325,916	-
Small Cap Value Fund	23,422,396	560,530	(340,751)	168,367	(2,397,300)	21,413,242	-

Total	$847,598,917	$37,689,166	$(281,396)	$48,688,616	$(29,028,184)	$904,667,119	$662,639

2045 Retirement Fund
Bond Fund	$98,834,398	$3,000,528	$(980,101)	$3,532,060	$(6,349,856)	$98,037,029	$396,551
Equity Index Fund	407,129,539	14,126,095	3,622,476	26,957,891	(9,474,007)	442,361,994	-
International Fund	166,105,247	4,497,783	(421,920)	12,577,222	(3,829,917)	178,928,415	-
Mid-Cap Equity Index Fund	126,621,062	3,314,156	(737,112)	5,535,754	(4,822,044)	129,911,816	-
Money Market Fund	12,087,927	6,593,730	1,023	62,120	(403,149)	18,341,651	120,279
Small Cap Equity Index Fund	21,451,539	710,176	53,169	484,931	(604,723)	22,095,092	-
Small Cap Growth Fund	22,411,203	473,451	(469,436)	1,968,047	(1,903,149)	22,480,116	-
Small Cap Value Fund	20,244,764	473,450	(69,915)	(79,565)	(1,903,148)	18,665,586	-

Total	$874,885,679	$33,189,369	$998,184	$51,038,460	$(29,289,993)	$930,821,699	$516,830

2050 Retirement Fund
Bond Fund	$62,633,173	$2,050,424	$(250,293)	$1,844,458	$(1,390,457)	$64,887,305	$262,052
Equity Index Fund	313,164,907	17,730,226	2,751,115	21,083,356	(7,527,713)	347,201,891	-
International Fund	126,921,770	8,470,929	141,905	9,206,805	(3,136,547)	141,604,862	-
Mid-Cap Equity Index Fund	97,085,708	3,129,650	(432,253)	4,100,767	(6,195,584)	97,688,288	-
Money Market Fund	5,959,509	486,819	780	25,143	(313,654)	6,158,597	39,727
Small Cap Equity Index Fund	22,943,291	894,186	89,314	481,906	(627,310)	23,781,387	-
Small Cap Growth Fund	17,518,375	447,093	(641,009)	1,757,971	(3,313,654)	15,768,776	-
Small Cap Value Fund	18,544,739	447,093	(152,258)	97,498	(4,313,654)	14,623,418	-

Total	$664,771,472	$33,656,420	$1,507,301	$38,597,904	$(26,818,573)	$711,714,524	$301,779

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

March 31, 2023 (Unaudited)

2055 Retirement Fund
Bond Fund	$26,797,732	$1,324,690	$(64,565)	$751,787	$(595,161)	$28,214,483	$113,111
Equity Index Fund	153,101,028	10,134,876	596,178	11,071,257	(3,415,440)	171,487,899	-
International Fund	68,012,880	5,634,733	(286,516)	5,323,738	(1,526,047)	77,158,788	-
Mid-Cap Equity Index Fund	52,016,973	2,596,239	(287,953)	2,235,606	(3,090,036)	53,470,829	-
Money Market Fund	5,504,211	210,029	201	23,830	(72,668)	5,665,603	36,947
Small Cap Equity Index Fund	8,750,319	519,247	30,853	180,335	(218,006)	9,262,748	-
Small Cap Growth Fund	11,382,195	519,247	(48,946)	833,301	(218,007)	12,467,790	-
Small Cap Value Fund	13,518,717	519,248	44,298	(122,249)	(2,218,006)	11,742,008	-

Total	$339,084,055	$21,458,309	$(16,450)	$20,297,605	$(11,353,371)	$369,470,148	$150,058

2060 Retirement Fund
Bond Fund	$9,675,621	$742,627	$(48,156)	$298,029	$(207,483)	$10,460,638	$41,459
Equity Index Fund	69,742,800	8,590,992	175,516	5,306,357	(1,413,576)	82,402,089	-
International Fund	33,340,517	3,085,145	(65,044)	2,552,329	(661,674)	38,251,273	-
Mid-Cap Equity Index Fund	23,391,345	2,103,508	(4,130)	876,203	(451,142)	25,915,784	-
Money Market Fund	1,843,249	152,853	78	8,122	(30,075)	1,974,227	12,620
Small Cap Equity Index Fund	5,250,810	560,935	17,880	103,703	(120,305)	5,813,023	-
Small Cap Growth Fund	5,647,819	420,702	(280,595)	642,786	(1,090,228)	5,340,484	-
Small Cap Value Fund	5,851,132	420,701	176,264	(211,410)	(1,090,227)	5,146,460	-

Total	$154,743,293	$16,077,463	$(28,187)	$9,576,119	$(5,064,710)	$175,303,978	$54,079

2065 Retirement Fund
Bond Fund	$1,471,957	$280,817	$(9,948)	$49,361	$(59,890)	$1,732,297	$6,623
Equity Index Fund	15,639,527	3,290,295	(53,945)	1,284,853	(683,409)	19,477,321	-
International Fund	7,800,421	1,508,053	(91,042)	678,963	(313,230)	9,583,165	-
Mid-Cap Equity Index Fund	5,232,610	1,028,218	(86,405)	267,320	(213,565)	6,228,178	-
Money Market Fund	344,064	71,033	37	1,554	(14,238)	402,450	2,486
Small Cap Equity Index Fund	1,260,240	274,191	(21,283)	44,946	(56,950)	1,501,144	-
Small Cap Growth Fund	1,088,956	205,643	(28,149)	102,866	(42,712)	1,326,604	-
Small Cap Value Fund	1,316,897	205,643	(11,736)	(8,560)	(42,714)	1,459,530	-

Total	$34,154,672	$6,863,893	$(302,471)	$2,421,303	$(1,426,708)	$41,710,689	$9,109

Conservative Allocation Fund
Bond Fund	$43,378,732	$792,043	$(362,046)	$1,452,407	$(2,040,529)	$43,220,607	$178,038
Equity Index Fund	39,928,041	511,667	379,071	2,552,372	(1,675,267)	41,695,884	-
International Fund	9,425,884	102,334	4,094	678,578	(335,053)	9,875,837	-
Mid-Cap Equity Index Fund	9,495,337	102,334	(49,971)	410,690	(335,053)	9,623,337	-
Mid-Term Bond Fund	59,252,216	880,692	(286,010)	1,402,685	(2,345,373)	58,904,210	164,355

Total	$161,480,210	$2,389,070	$(314,862)	$6,496,732	$(6,731,275)	$163,319,875	$342,393

Moderate Allocation Fund
Bond Fund	$89,997,654	$970,846	$(667,055)	$2,920,904	$(4,022,232)	$89,200,117	$368,918
Equity Index Fund	136,694,533	842,696	1,954,063	8,074,934	(5,580,255)	141,985,971	-
International Fund	41,065,211	240,770	(168,809)	3,137,733	(1,594,358)	42,680,547	-
Mid-Cap Equity Index Fund	62,972,575	361,155	12,320	2,388,589	(2,391,537)	63,343,102	-
Mid-Term Bond Fund	62,183,360	533,403	(296,447)	1,463,726	(2,391,537)	61,492,505	172,249

Total	$392,913,333	$2,948,870	$834,072	$17,985,886	$(15,979,919)	$398,702,242	$541,167

Aggressive Allocation Fund
Bond Fund	$59,969,222	$667,951	$(234,996)	$1,747,711	$(1,598,950)	$60,550,938	$248,664
Equity Index Fund	109,464,837	733,753	1,398,133	6,701,054	(2,737,059)	115,560,718	-
International Fund	47,743,406	314,465	(144,508)	3,614,675	(1,173,026)	50,355,012	-
Mid-Cap Equity Index Fund	66,244,079	419,287	164,765	2,358,255	(1,564,035)	67,622,351	-
Small Cap Growth Fund	12,400,514	104,821	(27,835)	877,344	(391,009)	12,963,835	-
Small Cap Value Fund	16,891,218	104,821	(54,922)	(100,322)	(391,008)	16,449,787	-

Total	$312,713,276	$2,345,098	$1,100,637	$15,198,717	$(7,855,087)	$323,502,641	$248,664